SEC File Nos.
                                     811-66
                                     2-10758
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 93  (X)

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 32 (X)


                          AMERICAN BALANCED FUND, INC.
               (Exact name of registrant as specified in charter)

    P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (415) 421-9360


                                Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120

                     (Name and address of agent for service)

                                    Copy to:

                             Robert E. Carlson, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071


                  Approximate date of proposed public offering:

                    [X] It is proposed that this filing will
                        become effective on March 1, 2004
                     pursuant to paragraph (b) of Rule 485.

[logo - American Funds (sm)]            The right choice for the long term/(R)/




American Balanced
Fund/(R)/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
18    Sales charges
21    Sales charge reductions and waivers
23    Individual Retirement Account (IRA) rollovers
23    Plans of distribution
23    Other compensation to dealers
24    How to sell shares
25    Distributions and taxes
27    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 March 1, 2004

Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results (before and after taxes) are not predictive of future results.


[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
1994             0.34%
1995            27.13%
1996            13.16%
1997            21.04%
1998            11.13%
1999             3.47%
2000            15.85%
2001             8.19%
2002            -6.27%
2003            22.82%
[end bar chart]




Highest/Lowest quarterly results during this time period were:

HIGHEST             12.76%  (quarter ended June 30, 2003)
LOWEST             -11.53%  (quarter ended September 30, 2002)





                                     2
                                            American Balanced Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

UNLESS OTHERWISE NOTED, REFERENCES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced or eliminated for purchases of $25,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%. This charge only applies if shares are sold within one year of purchase.

 . Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 8 reflects the fund's results calculated without sales charges.



                                     3
American Balanced Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003
                                                    1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/
 Before taxes                                       15.76%   7.07%     10.57%
 After taxes on distributions                       15.16    5.21       8.11
 After taxes on distributions and sale of fund      10.52    5.04       7.79
shares



                                    1 YEAR   LIFETIME/2/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       16.90%     10.00%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       20.84%      6.77%
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       22.79%      7.59%
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       15.80%      4.51%
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                       16.74%      4.91%
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       20.76%      7.74%
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/5/02
 Before taxes                       22.37%      6.06%
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       22.63%     19.31%




                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P 500/3/                               28.67%      -0.57%         11.06%
 Lehman Brothers Aggregate Bond            4.10        6.62           6.95
 Index/4/
 Lipper Balanced Funds Index/5/           19.94        2.95           8.27
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2003: 1.77%
 (For current yield information, please call American FundsLine at 800/325-3590.)




/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
/4/ Lehman Brothers Aggregate Bond Index represents investment-grade debt. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     4
                                            American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,//3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees



/1/ Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
/2/ Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/ The initial sales charge is reduced or eliminated for purchases of $25,000 or more.
/5/ A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months following purchases of $1 million or more made without an initial sales charge.
/6/ The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
/7/ The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.26%    0.26%    0.26%    0.26%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses                      0.16     0.16     0.22     0.18
-------------------------------------------------------------------------------
 Total annual fund operating         0.67     1.42     1.48     0.69
 expenses
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.26%    0.26%    0.26%    0.26%    0.26%
-------------------------------------------------------------------------------
 Distribution and/or service         0.12     1.00     1.00     0.50     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.29     0.32     0.31     0.29     0.29
-------------------------------------------------------------------------------
 Total annual fund operating         0.67     1.58     1.57     1.05     0.80
 expenses



/8/ Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 1.00% of each class' average net assets annually.
/9/ Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees will always be 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
/10/ Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


                                     5
American Balanced Fund / Prospectus

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $640    $777    $  927     $1,362
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           645     849       976      1,497
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        145     449       776      1,497
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           251     468       808      1,768
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           151     468       808      1,768
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     70     221       384        859
-------------------------------------------------------------------------------
 Class 529-A/1/                              640     777       927      1,362
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/       661     899     1,060      1,634
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption/3/    161     499       860      1,634
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/       260     496       855      1,867
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption       160     496       855      1,867
-------------------------------------------------------------------------------
 Class 529-E                                 107     334       579      1,283
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         82     255       444        990
fees/5/



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/ Reflects a contingent deferred sales charge in the first year.
/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.


                                     6
                                            American Balanced Fund / Prospectus

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of growth of capital in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.


                                     7
American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003
                                                    1 YEAR  5 YEARS   10 YEARS
 CLASS A -- FROM 7/26/75/1/
 Before taxes                                       22.82%   8.35%     11.23%
 After taxes on distributions                       22.19    6.47       8.76
 After taxes on distributions and sale of fund      15.13    6.14       8.39
shares




                                    1 YEAR   LIFETIME/2/
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       21.90%     10.60%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       21.84%      6.77%
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       22.79%      7.59%
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       22.87%      7.88%
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                       21.74%      6.94%
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       21.76%      7.74%
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/5/02
 Before taxes                       22.37%      6.06%
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       22.63%     19.31%





                                  1 YEAR         5 YEARS          10 YEARS
 INDEXES (BEFORE TAXES)
 S&P 500/3/                       28.67%          -0.57%           11.06%
 Lehman Brothers Aggregate         4.10            6.62             6.95
 Bond Index/4/
 Lipper Balanced Funds            19.94            2.95             8.27
 Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 2.14%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
/4/ Lehman Brothers Aggregate Bond Index represents investment-grade debt. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.


                                     8
                                            American Balanced Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of December 31, 2003

Common stocks                                  65%
Corporate bonds & ntoes                        17
Government & other obligations                 13
Short-term securities & cash equivalents        5

[end pie chart]


 FIVE LARGEST INDUSTRIES IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2003

                                                    PERCENT OF NET ASSETS
----------------------------------------------------------------------------
 Retailing                                                  6.7%
----------------------------------------------------------------------------
 Pharmaceuticals & biotechnology                            6.0
----------------------------------------------------------------------------
 Energy                                                     5.0
----------------------------------------------------------------------------
 Technology hardware & equipment                            4.1
----------------------------------------------------------------------------
 Telecommunication services                                 3.5



 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2003

                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 Altria Group                                         1.7%
--------------------------------------------------------------------
 General Electric                                     1.6
--------------------------------------------------------------------
 Eli Lilly                                            1.5
--------------------------------------------------------------------
 Microsoft                                            1.4
--------------------------------------------------------------------
 Bristol-Myers Squibb                                 1.3
--------------------------------------------------------------------
 Wal-Mart Stores                                      1.2
--------------------------------------------------------------------
 IBM                                                  1.1
--------------------------------------------------------------------
 American International Group                         1.1
--------------------------------------------------------------------
 AstraZeneca                                          1.1
--------------------------------------------------------------------
 Freddie Mac                                          1.1


 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2003
 See the Appendix in the statement of additional information for a description of quality categories.
                                                 PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
 U.S. government                                        9.9%
-------------------------------------------------------------------------------
 Federal agencies                                       2.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                4.3
-------------------------------------------------------------------------------
 AA/Aa                                                  1.3
-------------------------------------------------------------------------------
 A                                                      5.2
-------------------------------------------------------------------------------
 BBB/Baa                                                6.4
-------------------------------------------------------------------------------
 BB/Ba or below                                         0.0/*/



/*/ Less than .05% of the fund's net assets. Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the fund's investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the fund or other American Funds. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


                                     10
                                            American Balanced Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s) and the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit sharing plans and ownership of The Capital Group Companies, the parent company of Capital Research and Management Company. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.


                                     11
American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:



 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                18 years           Senior Vice President and Director, Capital
 Chairman of the Board                                 Research and Management Company

                                                       Investment professional for 32 years in total;
                                                       29 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                      8 years           Vice President, Capital Research and Management
 President                                             Company

                                                       Investment professional for 15 years in total;
                                                       13 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                        7 years           Senior Vice President, Capital Research and
 Senior Vice President                                 Management Company

                                                       Investment professional for 22 years in total;
                                                       21 years with Capital Research and Management
                                                       Company or affiliate
 HILDA L. APPLBAUM                   5 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                       Investment professional for 17 years in total;
                                                       9 years with Capital Research and Management
                                                       Company or affiliate

 MARK R. MACDONALD                   2 years           Senior Vice President, Capital Research and
 Senior Vice President                                 Management Company

                                                       Investment professional for 18 years in total;
                                                       10 years with Capital Research and Management
                                                       Company or affiliate
 GREGORY D. JOHNSON                  1 year            Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 10 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate





                                     12
                                            American Balanced Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     13
American Balanced Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.


                                     14
                                            American Balanced Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except a charge of 1.00% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more made without an initial sales
                         charge)
 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none




                                     15
American Balanced Fund / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     16
                                            American Balanced Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For an automatic investment plan                                        50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.


                                     17
American Balanced Fund / Prospectus

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.


                                     18
                                            American Balanced Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 .Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 .Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 .Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."


                                     19
American Balanced Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS 529-E AND F SHARES

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.


                                     20
                                            American Balanced Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy


                                     21
American Balanced Fund / Prospectus
 variable annuity contracts and variable life insurance policies to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS FROM THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, THE STATEMENT OF ADDITIONAL INFORMATION OR YOUR FINANCIAL ADVISER.


                                     22
                                            American Balanced Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares; up to .50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level


                                     23
American Balanced Fund / Prospectus
of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately ..02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also directly sponsor various meetings that facilitate educating financial advisers and shareholders about the American Funds.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.


                                     24
                                            American Balanced Fund / Prospectus

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May, August and December. Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.


                                     25
American Balanced Fund / Prospectus

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, taxable dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     26
                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                  $14.42        $.37          $ 2.87          $ 3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                   15.47         .51             .73            1.24
Year ended 12/31/2000                   14.42         .57            1.62            2.19
Year ended 12/31/1999                   15.76         .56            (.04)            .52
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2003                   14.38         .25            2.86            3.11
Year ended 12/31/2002                   15.82         .31           (1.41)          (1.10)
Year ended 12/31/2001                   15.46         .39             .73            1.12
Period from 3/15/2000 to 12/31/2000     13.65         .33            2.41            2.74
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2003                   14.38         .24            2.87            3.11
Year ended 12/31/2002                   15.82         .30           (1.41)          (1.11)
Period from 3/15/2001 to 12/31/2001     15.47         .30             .63             .93
-----------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2003                   14.42         .36            2.88            3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Period from 3/15/2001 to 12/31/2001     15.50         .40             .62            1.02
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2003                  $14.41        $.37          $ 2.87          $ 3.24
Period from 2/15/2002 to 12/31/2002     15.82         .37           (1.33)           (.96)
-----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2003                   14.41         .23            2.87            3.10
Period from 2/15/2002 to 12/31/2002     15.82         .26           (1.33)          (1.07)
-----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2003                   14.41         .23            2.87            3.10
 Period from 2/19/2002 to 12/31/2002    15.62         .26           (1.12)           (.86)
CLASS 529-E:
Year ended 12/31/2003                   14.41         .31            2.87            3.18
 Period from 3/5/2002 to 12/31/2002     16.14         .31           (1.76)          (1.45)
-----------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2003                   14.41         .35            2.86            3.21
 Period from 9/17/2002 to 12/31/2002    14.18         .13             .21             .34
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                   $(.37)       $   --          $ (.37)        $17.29       22.82%      $19,951
Year ended 12/31/2002                    (.43)         (.02)           (.45)         14.42       (6.27)       12,405
Year ended 12/31/2001                    (.56)         (.30)           (.86)         15.85        8.19         8,915
Year ended 12/31/2000                    (.56)         (.58)          (1.14)         15.47       15.85         6,042
Year ended 12/31/1999                    (.56)        (1.30)          (1.86)         14.42        3.47         5,981
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2003                    (.25)           --            (.25)         17.24       21.90         3,344
Year ended 12/31/2002                    (.32)         (.02)           (.34)         14.38       (7.04)        1,784
Year ended 12/31/2001                    (.46)         (.30)           (.76)         15.82        7.34           608
Period from 3/15/2000 to 12/31/2000      (.35)         (.58)           (.93)         15.46       20.52            38
--------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2003                    (.25)           --            (.25)         17.24       21.84         2,968
Year ended 12/31/2002                    (.31)         (.02)           (.33)         14.38       (7.08)        1,440
Period from 3/15/2001 to 12/31/2001      (.32)         (.26)           (.58)         15.82        6.08           406
--------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2003                    (.37)           --            (.37)         17.29       22.79           659
Year ended 12/31/2002                    (.43)         (.02)           (.45)         14.42       (6.29)          320
Period from 3/15/2001 to 12/31/2001      (.41)         (.26)           (.67)         15.85        6.64           104
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2003                   $(.37)       $   --          $ (.37)        $17.28       22.87%      $   389
Period from 2/15/2002 to 12/31/2002      (.43)         (.02)           (.45)         14.41       (6.19)          160
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2003                    (.23)           --            (.23)         17.28       21.74           137
Period from 2/15/2002 to 12/31/2002      (.32)         (.02)           (.34)         14.41       (6.85)           55
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2003                    (.23)           --            (.23)         17.28       21.76           193
 Period from 2/19/2002 to 12/31/2002     (.33)         (.02)           (.35)         14.41       (5.63)           77
CLASS 529-E:
Year ended 12/31/2003                    (.31)           --            (.31)         17.28       22.37            27
 Period from 3/5/2002 to 12/31/2002      (.28)           --            (.28)         14.41       (9.02)           10
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2003                    (.35)           --            (.35)         17.27       22.63             7
 Period from 9/17/2002 to 12/31/2002     (.11)           --            (.11)         14.41        2.36            --/4/



                                       Ratio of     Ratio of
                                       expenses    net income
                                      to average   to average
                                      net assets   net assets
---------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                    .67 %       2.38 %
Year ended 12/31/2002                    .70         2.79
Year ended 12/31/2001                    .68         3.26
Year ended 12/31/2000                    .69         3.93
Year ended 12/31/1999                    .66         3.59
---------------------------------------------------------------
CLASS B:
Year ended 12/31/2003                   1.42         1.62
Year ended 12/31/2002                   1.46         2.07
Year ended 12/31/2001                   1.44         2.46
Period from 3/15/2000 to 12/31/2000     1.44/5/      3.02/5/
---------------------------------------------------------------
CLASS C:
Year ended 12/31/2003                   1.48         1.55
Year ended 12/31/2002                   1.51         2.03
Period from 3/15/2001 to 12/31/2001     1.54/5/      2.36/5/
---------------------------------------------------------------
CLASS F:
Year ended 12/31/2003                    .69         2.34
Year ended 12/31/2002                    .72         2.81
Period from 3/15/2001 to 12/31/2001      .75/5/      3.15/5/
---------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2003                    .67 %       2.36 %
Period from 2/15/2002 to 12/31/2002      .72/5/      2.91/5/
---------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2003                   1.58         1.44
Period from 2/15/2002 to 12/31/2002     1.60/5/      2.04/5/
---------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2003                   1.57         1.46
 Period from 2/19/2002 to 12/31/2002    1.59/5/      2.05/5/
CLASS 529-E:
Year ended 12/31/2003                   1.05         1.97
 Period from 3/5/2002 to 12/31/2002     1.06/5/      2.60/5/
---------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2003                    .80         2.16
 Period from 9/17/2002 to 12/31/2002     .23          .87





                                          YEAR ENDED DECEMBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES       32%         41%         50%         51%          48%
 OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Amount less than $1 million.

/5/ Annualized.
                                            American Balanced Fund / Prospectus

[logo - American Funds (sm)]           The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR                     American Funds Service Company
          COLLEGEAMERICA/SM/      800 /421-0180, ext. 529
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.

[logo - recycled bug]







Printed on recycled paper                    Investment Company File No. 811-66
MFGEPR-911-0304 Litho in USA CGD/MC/8002
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
           Capital Guardian              Capital Bank and Trust

 [logo - American Funds (sm)]
                                         The right choice for the long term/(R)/




American Balanced
Fund/(R)/

















 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 March 1, 2004

Class R-5 shares of American Balanced Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company./SM// / Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------
 Management fees                                    0.26%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/*/                                  0.12
--------------------------------------------------------------
 Total annual fund operating expenses               0.38



* A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $39     $122     $213       $480
-------------------------------------------------------------

Purchase and exchange of shares -- pages 16-18

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 18-20

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights/1/ -- pages 27-28

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                 $14.43        $.41          $ 2.87          $ 3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                              Net assets,    Ratio of
                                      (from net   Distributions     dividends      Net asset               end of       expenses
                                      investment      (from            and       value, end of  Total      period      to average
                                       income)    capital gains)  distributions     period      return  (in millions)  net assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                  $(.41)          --           $(.41)         $17.30      23.16%      $127          .38%
 Period from 5/15/2002 to 12/31/2002     (.23)          --            (.23)          14.43      (8.77)        26          .39/3/



                                        Ratio of
                                       net income
                                       to average
                                       net assets
---------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                    2.62%
 Period from 5/15/2002 to 12/31/2002      3.27/3/




                                          YEAR ENDED DECEMBER 31
                           2003         2002        2001        2000         1999
-------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        32%         41%         50%         51%          48%
OF SHARES




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Annualized.

                          AMERICAN BALANCED FUND, INC.

                                     Part B
                      Statement of Additional Information

                                 March 1, 2004


This document is not a prospectus but should be read in conjunction with the current prospectus of American Balanced Fund, Inc. (the "fund or "AMBAL") dated March 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                          American Balanced Fund, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       24
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       37
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       41
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Shareholder Account Services and Privileges . . . . . . . . . . . .       45
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       48
General Information . . . . . . . . . . . . . . . . . . . . . . . .       49
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       52
Financial Statements



                        American Balanced Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES

..    The fund will invest at least 50% of the value of its assets in common stocks.

DEBT SECURITIES

..    The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or in unrated securities determined to be of equivalent quality.

..    Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated, its quality becomes equivalent to such a rating), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

NON-U.S. SECURITIES

..    The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/ or conducts its principal operations.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their

                        American Balanced Fund - Page 2
face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                        American Balanced Fund - Page 3

U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local

                        American Balanced Fund - Page 4
and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may

                        American Balanced Fund - Page 5
be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


The fund may purchase and sell currencies to facilitate securities transactions.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The

                        American Balanced Fund - Page 6
fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 32% and 41%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment

                        American Balanced Fund - Page 7
restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. To invest in a diversified list of securities, including common stocks, preferred stocks, and bonds, to the extent considered advisable by management.

2. To allocate its investments among different industries as well as among individual companies. The amount invested in an industry will vary from time to time in accordance with the judgment of management, but 25% or more of the value of the fund's total assets shall not be invested in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3. Not to invest in companies for the purpose of exercising control or management.

4. Not to invest more than 5% of the value of its total assets in the securities of any one issuer (except the U.S. government).

5. Not to acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

6. Not to borrow money except temporarily extraordinary or emergency purposes, in an amount not exceeding 5% of the fund's total assets at the time of borrowing.

7. Not to underwrite the sale, or participate in any underwriting or selling group in connection with the public distribution, of any security. The fund may invest not more than 10% of its net assets in, and subsequently distribute, as permitted by law, securities and other assets for which there is no ready market.

8. Not to purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

9. Not to engage in the purchase or sale of real estate. Investments in real estate investment trusts which may invest only in mortgages or other security interests are not deemed purchases of real estate.

10.  Not to purchase or sell commodities or commodity contracts.

11. Not to make loans of money or securities to any person or firm; provided, however, that the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan.

12.  Not to effect short sales of securities.

13. Not to invest more than 75% of the value of the fund's net assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

14.  Not to write, purchase or sell options.

                        American Balanced Fund - Page 8

For purposes of Investment Restriction #7, restricted securities are treated as not readily marketable by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors.


Notwithstanding Investment Restriction #14, the fund may purchase warrants issued together with bonds or preferred stock as well as rights.


NON-FUNDAMENTAL POLICIES - The following policies may be changed without shareholder approval:


1. Not to invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   Not to invest in senior securities, except as permitted by the 1940 Act.


Notwithstanding non-fundamental Investment Restriction #1, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

                        American Balanced Fund - Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                   YEAR FIRST                                        NUMBER OF BOARDS
                      POSITION      ELECTED                                           WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                      WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH             HELD
    NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS               DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox         Director    1976-1978      Managing General Partner, Fox              7            Crompton Corporation
 Age: 66                              1982        Investments LP; former
                                                  Professor, University of
                                                  California; retired President
                                                  and CEO, Foster Farms (poultry
                                                  producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones      Director       1993        Co-Founder, VentureThink LLC               6            None
 Age: 56                                          (developed and managed
                                                  e-commerce businesses) and
                                                  Versura Inc. (education loan
                                                  exchange); former Treasurer,
                                                  The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie        Director       2003        Business Consultant; former                2            None
 Age: 67                                          President, Sequoia Associates
                                                  LLC (investment firm
                                                  specializing in medium-size
                                                  buyouts); former Vice Chairman
                                                  of the Board, Gap, Inc.
                                                  (specialty apparel retailing)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald      Director    1975-1978      The IBJ Professor of Finance,              8            iStar Financial, Inc.;
 Age: 66                              1988        Graduate School of Business,                            Plum Creek Timber Co.;
                                                  Stanford University                                     Scholastic Corporation;
                                                                                                          Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson     Director       1999        Managing Director, Oak Glen                2            None
 Age: 62                                          Consultancy, LLC (consulting
                                                  services to charitable
                                                  organizations, pension funds
                                                  and other financial management
                                                  companies)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs        Director       1989        Chairman of the Board and                  4            None
 Age: 69                                          President Emeritus, Keck
                                                  Graduate Institute of Applied
                                                  Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein/4/        Director       2004        President, Waverley Associates             2            Maxygen, Inc.
 Age: 57                                          (private investment fund);
                                                  Managing Director, Technogen
                                                  Associates L.P. (venture
                                                  capital partnership); Chairman
                                                  of the Board of Trustees,
                                                  Stanford University
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf     Director       1988        Private investor; corporate                6            Crompton Corporation;
 Age: 69                                          director; lecturer, Department                          First Energy Corporation;
                                                  of Molecular Biology, Princeton                         National Life Holding Co.
                                                  University
-----------------------------------------------------------------------------------------------------------------------------------



                        American Balanced Fund - Page 10

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5//,6/
-----------------------------------------------------------------------------------------------------------------------------------
 Robert G.             Chairman of        1990        Senior Vice President and                3            None
 O'Donnell             the Board                      Director, Capital Research
 Age: 59                                              and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Director           1994        Executive Vice President and            17            None
 Age: 55                                              Director, Capital Research
                                                      and Management Company;
                                                      Director, The Capital Group
                                                      Companies, Inc.*; Director,
                                                      American Funds Distributors,
                                                      Inc./*/
-----------------------------------------------------------------------------------------------------------------------------------




                        American Balanced Fund - Page 11

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                   PAST 5 YEARS AND POSITIONS HELD
                             POSITION         YEAR FIRST ELECTED                      WITH AFFILIATED ENTITIES
                             WITH THE             AN OFFICER                        OR THE PRINCIPAL UNDERWRITER
    NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 J. Dale Harvey             President                1997          Vice President, Capital Research and Management Company
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum         Senior Vice               1999          Senior Vice President, Capital Research Company/*/
 Age: 43                    President
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine        Senior Vice               1990          Senior Vice President and Director, Capital Research and
 Age: 74                    President                              Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald         Senior Vice               2003          Senior Vice President, Capital Research and Management Company
 Age: 44                    President
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet              Senior Vice               2000          Senior Vice President, Capital Research and Management Company
 Age: 47                    President
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory D. Johnson       Vice President             2003          Senior Vice President, Capital Research Company/*/
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey T. Lager         Vice President             2002          Vice President, Capital Research Company/*/
 Age: 35
-----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary                1986          Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Treasurer                2000          Vice President - Fund Business Management Group, Capital
 Age: 36                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould        Assistant Treasurer          1994          Vice President - Fund Business Management Group, Capital
 Age: 49                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                        American Balanced Fund - Page 12

/*/ Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
/4/ Elected effective February 18, 2004.
/5/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/6/ All of the officers listed, except Jeffrey T. Lager, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        American Balanced Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Isaac Stein/2/              $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ Dollar ranges shown represent shares owned as of February 19, 2004.
/3/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $15,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                        American Balanced Fund - Page 14

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003




                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                            COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------
 Robert A. Fox/3/                $28,000                       $198,500
-----------------------------------------------------------------------------------
 Leonade D. Jones/3/              28,645                        171,540
-----------------------------------------------------------------------------------
 John M. Lillie/4/                 7,250                         18,250
-----------------------------------------------------------------------------------
 John G. McDonald/3/              28,000                        270,500
-----------------------------------------------------------------------------------
 James K. Peterson                26,750                         58,500
-----------------------------------------------------------------------------------
 Henry E. Riggs/3/                24,000                        108,000
-----------------------------------------------------------------------------------
 Isaac Stein/5/                     None                           None
-----------------------------------------------------------------------------------
 Patricia K. Woolf/3/             27,000                        161,000
-----------------------------------------------------------------------------------




/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended December 31, 2003 includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows:Robert A. Fox
   ($278,933), Leonade D. Jones ($69,073), John G. McDonald ($242,620), Henry E.
    Riggs ($262,548) and Patricia K. Woolf ($61,927). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
/4/ Elected effective August 15, 2003.

/5/ Isaac Stein was elected Director effective February 18, 2004 and, therefore, received no compensation from the fund during the fiscal year ended December 31, 2003.

As of February 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, and reorganized in Maryland on February 2, 1990. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she


                        American Balanced Fund - Page 15
reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson and Isaac Stein, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson, Henry E. Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to

                        American Balanced Fund - Page 16
evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Six Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2004:



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                                   Class A    15.42%
 201 Progress Pkwy.                                      Class B     7.23
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of Its Customers            Class B     6.17
 4800 Deer Lake Dr. E, Fl. 2                             Class C    18.21
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                           Class B     5.68
 333 W. 34th St.                                         Class C     9.95
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                               Class F    12.60
 101 Montgomery St.
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------


                        American Balanced Fund - Page 17

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement in 2003, the Committee gave consideration to a wide variety of factors, including, among others, the very good relative investment results of the fund; the relatively low advisory fees and overall expenses of the fund; the excellent quality of service provided by investment adviser; the reputation, quality and depth of experience of the investment adviser and its personnel; and the integrity and responsiveness of the investment adviser. Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment

                        American Balanced Fund - Page 18
adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The investment adviser receives a management fee at the annual rate of 0.42% on the first $500 million of the fund's daily net assets, 0.324% of such assets over $500 million to $1 billion, 0.30% of such assets over $1 billion to $1.5 billion, 0.282% of such assets over $1.5 billion to $2.5 billion, 0.27% of such assets over $2.5 billion to $4 billion, 0.262% of such assets over $4 billion to $6.5 billion, 0.255% of such assets over $6.5 billion to $10.5 billion, 0.25% of such assets over $10.5 billion to $13 billion, 0.245% of such assets over $13 billion to $17 billion, 0.24% of such assets over $17 billion to $21 billion, 0.236% of such assets over $21 billion to $27 billion, and 0.232% of such assets over $27 billion.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended December 31, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $55,043,000, $36,866,000 and $21,598,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not

                        American Balanced Fund - Page 19
limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                              $3,835,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                 739,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               421,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                               181,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                               228,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                28,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                 4,000
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.

                        American Balanced Fund - Page 20

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $24,319,000        $113,448,000
                                                  2002             21,532,000         102,327,000
                                                  2001              9,271,000          43,282,000
                 CLASS B                          2003              6,614,000          46,591,000
                                                  2002             10,301,000          55,524,000
                                                  2001              3,607,000          21,724,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003              1,141,000           5,570,000
                                                  2002              1,016,000           4,860,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                448,000           2,530,000
                                                  2002                318,000           2,293,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of

                        American Balanced Fund - Page 21
the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of December 31, 2003, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $14,613,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                        American Balanced Fund - Page 22

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $38,148,000                 $2,760,000
------------------------------------------------------------------------------
        CLASS B                  24,294,000                  2,731,000
------------------------------------------------------------------------------
        CLASS C                  19,954,000                  2,394,000
------------------------------------------------------------------------------
        CLASS F                   1,111,000                    133,000
------------------------------------------------------------------------------
      CLASS 529-A                   292,000                     41,000
------------------------------------------------------------------------------
      CLASS 529-B                   919,000                    110,000
------------------------------------------------------------------------------
      CLASS 529-C                 1,234,000                    153,000
------------------------------------------------------------------------------
      CLASS 529-E                    85,000                     11,000
------------------------------------------------------------------------------
      CLASS 529-F                     7,000                      1,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group


                        American Balanced Fund - Page 23

         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.


                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the

                        American Balanced Fund - Page 24
extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax

                        American Balanced Fund - Page 25
purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross

                        American Balanced Fund - Page 26
     income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term

                        American Balanced Fund - Page 27
     capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the

                        American Balanced Fund - Page 28
purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                        American Balanced Fund - Page 29

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                        American Balanced Fund - Page 30

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                        American Balanced Fund - Page 31

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                        American Balanced Fund - Page 32

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000. . .           5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

                        American Balanced Fund - Page 33

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales Charge Reductions and Waivers."

                        American Balanced Fund - Page 34

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the

                        American Balanced Fund - Page 35
money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class

                        American Balanced Fund - Page 36

529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a Statement to purchase $1 million or more without a sales charge.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your

                        American Balanced Fund - Page 37
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     . endowments or foundations established and controlled by you or your immediate family; or

                        American Balanced Fund - Page 38

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:

                        American Balanced Fund - Page 39

(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

                        American Balanced Fund - Page 40

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

                        American Balanced Fund - Page 41

Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might

                        American Balanced Fund - Page 42
reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -- Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

                        American Balanced Fund - Page 43

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -- You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -- Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --   Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -- You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                        American Balanced Fund - Page 44

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:

                        American Balanced Fund - Page 45

(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also

                        American Balanced Fund - Page 46
be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in

                        American Balanced Fund - Page 47
the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $22,286,000, $22,284,000 and $13,066,000, respectively. The increase in brokerage commissions paid since 2001 is attributable to growth in the sale of the fund's shares since 2001, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions

                        American Balanced Fund - Page 48
during the fund's most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp. in the amount of $32,172,000, J.P. Morgan Chase & Co. in the amount of $153,348,000 and Citigroup Inc. in the amount of $72,810,000 and debt securities of Bank of America Corp. in the amount of $47,426,000, Prudential Financial Inc. in the amount of $36,521,000, Credit Suisse First Boston Inc. in the amount of $8,554,000, J.P. Morgan Chase & Co. in the amount of $19,366,000 and Citigroup Inc. in the amount of $6,028,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $19,613,000 for Class A shares and $3,133,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent

                        American Balanced Fund - Page 49
auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

                        American Balanced Fund - Page 50

Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - DECEMBER 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $17.29
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $18.34


                        American Balanced Fund - Page 51

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        American Balanced Fund - Page 52

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                        American Balanced Fund - Page 53

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        American Balanced Fund - Page 54

INVESTMENT PORTFOLIO
December 31, 2003

[begin pie chart]
                                               Percent
                                                of net
INVESTMENT MIX BY SECURITY TYPE                 assets

Common stocks                                      65 %
Corporate bonds & notes                            17
Government & other obligations                     13
Short-term securities & cash equivalents            5

[end pie chart]



                                                            Percent
                                                            of net
LARGEST COMMON STOCK HOLDINGS                               assets

Altria Group                                                      1.7 %
General Electric                                                  1.6
Eli Lilly                                                         1.5
Microsoft                                                         1.4
Bristol-Myers Squibb                                              1.3
Wal-Mart Stores                                                   1.2
IBM                                                               1.1
American International Group                                      1.1
AstraZeneca                                                       1.1
Freddie Mac                                                       1.1



                                                                                               Number of          Market
                                                                                                  shares           value
COMMON STOCKS - 64.98%                                                                                             (000)

RETAILING  -  6.74%
Albertson's, Inc.                                                                              5,200,000  $      117,780
eBay Inc.  (1)                                                                                 3,472,000         224,256
J.C. Penney Co., Inc.                                                                          6,500,000         170,820
Kohl's Corp.  (1)                                                                              4,750,000         213,465
Lowe's Companies, Inc.                                                                         1,950,000         108,010
May Department Stores Co.                                                                      1,500,000          43,605
Target Corp.                                                                                   6,975,000         267,840
TJX Companies, Inc.                                                                            7,500,000         165,375
Walgreen Co.                                                                                   8,400,000         305,592
Wal-Mart Stores, Inc.                                                                          6,300,000         334,215
                                                                                                               1,950,958

PHARMACEUTICALS & BIOTECHNOLOGY  -  5.99%
Amgen Inc.  (1)                                                                                1,000,000          61,800
AstraZeneca PLC (ADR)                                                                          6,505,400         314,731
Bristol-Myers Squibb Co.                                                                      12,600,000         360,360
Eli Lilly and Co.                                                                              5,950,000         418,464
Johnson & Johnson                                                                              4,200,000         216,972
Merck & Co., Inc.                                                                              3,650,000         168,630
Pfizer Inc                                                                                     5,450,000         192,548
                                                                                                               1,733,505

ENERGY  -  4.96%
Burlington Resources Inc.                                                                      1,000,000          55,380
Canadian Natural Resources, Ltd.                                                               1,300,000          65,602
ChevronTexaco Corp.                                                                            2,000,000         172,780
ConocoPhillips                                                                                 4,600,000         301,622
Exxon Mobil Corp.                                                                              5,100,000         209,100
Marathon Oil Corp.                                                                             1,750,000          57,907
Noble Energy, Inc. (2)                                                                         2,860,000         127,070
Royal Dutch Petroleum Co. (New York registered)                                                4,650,000         243,613
Schlumberger Ltd.                                                                                700,000          38,304
Valero Energy Corp.                                                                            3,500,000         162,190
                                                                                                               1,433,568

TECHNOLOGY HARDWARE & EQUIPMENT  -  4.13%
Agilent Technologies, Inc.  (1)                                                                3,250,000          95,030
Cisco Systems, Inc.  (1)                                                                       2,532,900          61,524
Dell Inc.  (1)                                                                                 2,200,000          74,712
EMC Corp.  (1)                                                                                 4,500,000          58,140
Hewlett-Packard Co.                                                                           10,200,000         234,294
International Business Machines Corp.                                                          3,500,000         324,380
Motorola, Inc.                                                                                 7,700,000         108,339
Nokia Corp. (ADR)                                                                              4,300,000          73,100
QUALCOMM Inc.                                                                                  3,050,000         164,486
                                                                                                               1,194,005

TELECOMMUNICATION SERVICES  -  3.48%
ALLTEL Corp.                                                                                   3,010,000         140,206
AT&T Corp.                                                                                    12,549,000         254,745
BellSouth Corp.                                                                                9,950,000         281,585
SBC Communications Inc.                                                                        3,000,000          78,210
Sprint Corp. - FON Group                                                                      15,400,000         252,868
                                                                                                               1,007,614

SOFTWARE & SERVICES  -  3.37%
Automatic Data Processing, Inc.                                                                7,525,000         298,065
Electronic Data Systems Corp.                                                                  9,000,000         220,860
Microsoft Corp.                                                                               14,675,000         404,150
Oracle Corp.  (1)                                                                              4,000,000          52,800
                                                                                                                 975,875
BANKS  -  3.36%
Bank of America Corp.                                                                            400,000          32,172
Comerica Inc.                                                                                  2,600,000         145,756
FleetBoston Financial Corp.                                                                    6,400,000         279,360
PNC Financial Services Group, Inc.                                                             3,000,000         164,190
Socidtd Gdndrale                                                                               1,100,000          96,650
SunTrust Banks, Inc.                                                                           1,500,000         107,250
U.S. Bancorp                                                                                   2,000,000          59,560
Wells Fargo & Co.                                                                              1,500,000          88,335
                                                                                                                 973,273

FOOD, BEVERAGE & TOBACCO  -  3.21%
Altria Group, Inc.                                                                             9,100,000         495,222
Coca-Cola Co.                                                                                  2,300,000         116,725
Del Monte Foods Co.  (1)                                                                       5,757,100          59,874
H.J. Heinz Co.                                                                                 2,591,500          94,408
Sara Lee Corp.                                                                                 3,000,000          65,130
Unilever NV (New York registered)                                                              1,500,000          97,350
                                                                                                                 928,709

INSURANCE  -  3.02%
Allstate Corp.                                                                                 1,000,000          43,020
American International Group, Inc.                                                             4,800,000         318,144
Aon Corp.                                                                                      6,500,000         155,610
Jefferson-Pilot Corp.                                                                          1,600,000          81,040
Lincoln National Corp.                                                                         2,000,000          80,740
Marsh & McLennan Companies, Inc.                                                               4,050,000         193,955
                                                                                                                 872,509

AEROSPACE & DEFENSE  -  2.78%
General Dynamics Corp.                                                                         2,245,200         202,944
Honeywell International Inc.                                                                   3,900,000         130,377
Northrop Grumman Corp.                                                                         2,950,000         282,020
Raytheon Co.                                                                                   4,385,000         131,725
United Technologies Corp.                                                                        600,000          56,862
                                                                                                                 803,928

THRIFTS & MORTGAGE FINANCE  -  2.68%
Fannie Mae                                                                                     1,750,800         131,415
Freddie Mac                                                                                    5,380,000         313,762
MGIC Investment Corp.                                                                          2,800,000         159,432
Washington Mutual, Inc.                                                                        4,250,000         170,510
                                                                                                                 775,119

INDUSTRIAL CONGLOMERATES  -  2.23%
General Electric Co.                                                                          14,650,000         453,857
Tyco International Ltd.                                                                        7,250,000         192,125
                                                                                                                 645,982

AUTOMOBILES & COMPONENTS  -  2.18%
General Motors Corp.                                                                           3,700,000         197,580
Harley-Davidson Motor Co.                                                                      2,230,000         105,992
Honda Motor Co., Ltd.                                                                          1,250,000          55,395
Johnson Controls, Inc.                                                                         1,725,000         200,307
Magna International Inc., Class A                                                                890,000          71,245
                                                                                                                 630,519

MATERIALS  -  2.14%
Dow Chemical Co.                                                                               4,380,000         182,077
International Paper Co.                                                                        5,350,000         230,639
MeadWestvaco Corp.                                                                             2,750,000          81,813
Rio Tinto PLC                                                                                  2,250,000          61,915
Weyerhaeuser Co.                                                                               1,000,000          64,000
                                                                                                                 620,444

MEDIA  -  2.00%
Comcast Corp., Class A  (1)                                                                    4,000,000         131,480
Gannett Co., Inc.                                                                              1,050,000          93,618
Interpublic Group of Companies, Inc.  (1)                                                      4,235,000          66,066
Knight-Ridder, Inc.                                                                            1,902,900         147,227
Time Warner Inc.  (1)                                                                          7,750,000         139,423
                                                                                                                 577,814

DIVERSIFIED FINANCIALS  -  1.80%
American Express Co.                                                                           3,500,000         168,805
Bank of New York Co., Inc.                                                                     2,130,000          70,546
Citigroup Inc.                                                                                 1,500,000          72,810
ING Groep NV                                                                                   2,339,200          54,290
J.P. Morgan Chase & Co.                                                                        4,175,000         153,348
                                                                                                                 519,799

HOTELS, RESTAURANTS & LEISURE  -  1.33%
Carnival Corp., units                                                                          3,200,000         127,136
Carnival PLC                                                                                   4,250,000         170,613
McDonald's Corp.                                                                               3,500,000          86,905
                                                                                                                 384,654

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.32%
Applied Materials, Inc.  (1)                                                                   4,500,000         101,025
Intel Corp.                                                                                    5,550,000         178,710
Texas Instruments Inc.                                                                         3,500,000         102,830
                                                                                                                 382,565

UTILITIES  -  1.26%
American Electric Power Co., Inc.                                                              1,200,000          36,612
Constellation Energy Group, Inc.                                                               1,100,000          43,076
FPL Group, Inc.                                                                                3,250,000         212,615
National Grid Transco PLC                                                                     10,200,000          72,808
                                                                                                                 365,111

HEALTH CARE PROVIDERS & SERVICES  -  1.05%
CIGNA Corp.                                                                                    2,225,000         127,938
McKesson Corp.                                                                                 5,500,000         176,880
                                                                                                                 304,818

MACHINERY  -  0.98%
Caterpillar Inc.                                                                                 400,000          33,208
Deere & Co.                                                                                    1,530,000          99,526
Illinois Tool Works Inc.                                                                       1,800,000         151,038
                                                                                                                 283,772

HOUSEHOLD & PERSONAL PRODUCTS  -  0.72%
Avon Products, Inc.                                                                            1,600,000         107,984
Procter & Gamble Co.                                                                           1,000,000          99,880
                                                                                                                 207,864

TRANSPORTATION  -  0.60%
Burlington Northern Santa Fe Corp.                                                             3,400,000         109,990
Southwest Airlines Co.                                                                         3,935,000          63,511
                                                                                                                 173,501

OTHER  -  1.44%
Becton, Dickinson and Co.                                                                      2,525,000         103,879
Equity Office Properties Trust                                                                 2,900,000          83,085
Equity Residential                                                                             2,100,000          61,971
IKON Office Solutions, Inc.                                                                    5,000,000          59,300
Leggett & Platt, Inc.                                                                          5,000,000         108,150
                                                                                                                 416,385

MISCELLANEOUS  -  2.21%
Other common stocks in initial period of acquisition                                                             638,554


TOTAL COMMON STOCKS (cost: $15,735,646,000)                                                                   18,800,845



                                                                                               Number of          Market
                                                                                                  shares           value
CONVERTIBLE SECURITIES & preferred stocks - 0.51%                                                                  (000)

CONVERTIBLE SECURITIES & PREFERRED STOCKS  -  0.46%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                       150,000  $        7,501
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
  2032                                                                                           159,600           8,914
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                       300,000           8,430
ProLogis, Series D, 7.92% preferred                                                              238,794           5,977
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units            5,289,000,000          92,204
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities  (3)                                                                                370,000           9,805
                                                                                                                 132,831

MISCELLANEOUS  -  0.05%
Other convertible securities & preferred stocks in initial period of acquisition                                  14,193


TOTAL CONVERTIBLE SECURITIES & PREFERRED STOCKS (cost: $93,565,000)                                              147,024


                                                                                               Principal          Market
                                                                                                  amount           value
CORPORATE BONDS & NOTES - 16.76%                                                                    (000)          (000)

TELECOMMUNICATION SERVICES  -  1.94%
AT&T Corp.: (4)
 7.00% 2006                                                                               $       15,000  $       16,601
 7.80% 2011                                                                                       55,000          63,417
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                      25,170          29,174
 8.125% 2012 (5)                                                                                  54,105          63,744
TeleCorp PCS, Inc. 10.625% 2010                                                                    4,750           5,555
British Telecommunications PLC: (4)
 7.875% 2005                                                                                      10,000          11,026
 8.375% 2010                                                                                       8,250          10,056
Cingular Wireless LLC 5.625% 2006                                                                  5,000           5,367
Deutsche Telekom International Finance BV:
 8.25% 2005 (4)                                                                                   11,500          12,480
 3.875% 2008                                                                                       5,000           5,023
 8.50% 2010 (4)                                                                                    2,250           2,725
 5.25% 2013                                                                                       30,000          30,374
France Telecom: (4)
 8.45% 2006                                                                                        4,000           4,471
 9.00% 2011                                                                                        7,250           8,722
Orange PLC 9.00% 2009                                                                              4,000           4,278
Koninklijke KPN NV:
 7.50% 2005                                                                                        5,000           5,423
 8.00% 2010                                                                                       10,500          12,581
PCCW-HKT Capital Ltd. 7.75% 2011 (3)                                                              10,000          11,757
Singapore Telecommunications Ltd. 7.375% 2031 (3)                                                  5,000           5,925
Sprint Capital Corp.:
 7.90% 2005                                                                                       10,000          10,656
 6.00% 2007                                                                                       10,000          10,689
 6.375% 2009                                                                                       6,420           6,871
 7.625% 2011                                                                                      52,350          58,779
 8.375% 2012                                                                                      11,500          13,457
 6.90% 2019                                                                                        3,900           3,995
 6.875% 2028                                                                                       5,000           4,896
Telecom Italia SpA: (3)
 Series A, 4.00% 2008                                                                             20,000          20,153
 Series B, 5.25% 2013                                                                             11,000          11,047
Verizon Global Funding Corp. 7.25% 2010                                                           50,500          58,242
Verizon Virginia Inc., Series A, 4.625% 2013                                                       6,000           5,796
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                   27,375          29,236
Vodafone Group PLC 7.75% 2010                                                                     15,000          17,805
                                                                                                                 560,321

BANKS  -  1.50%
AB Spintab 7.50% (undated) (3) (4)                                                                 2,600           2,888
Abbey National PLC: (4)
 6.70% (undated)                                                                                   5,000           5,535
 7.35% (undated)                                                                                   4,500           4,970
Allfirst Preferred Capital Trust 2.65% 2029 (4)                                                    4,000           4,007
Bank of America Corp.:
 4.375% 2010                                                                                       6,000           6,024
 5.125% 2014                                                                                       5,000           4,998
Bank of Nova Scotia 1.375% Eurodollar note (undated) (4)                                           4,000           3,230
Bank of Scotland 7.00% (undated) (3)  (4)                                                          4,225           4,679
HBOS PLC 5.375% (undated) (3)                                                                     15,000          15,030
HBOS Treasury Services PLC 3.75% 2008 (3)                                                         18,500          18,535
Barclays Bank PLC: (3)  (4)
 6.86% callable perpetual core tier one notes (undated)                                            3,000           3,266
 7.375% (undated)                                                                                  4,000           4,661
Bayer Hypo-Vereinsbank 8.741% 2031 (3)                                                             1,200           1,420
HVB Funding Trust III 9.00% 2031 (3)                                                               5,000           6,052
Bayerische Landesbank, Series F, 2.50% 2006                                                        7,000           7,091
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (3) (4)                           4,000           4,605
BNP Paribas Capital Trust 9.003% noncumulative trust preferred                                     6,000           7,522
   (undated) (3)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred                                     7,000           8,007
   (undated) (3) (4)
Canadian Imperial Bank of Commerce 1.375% Eurodollar note 2085 (4)                                 1,600           1,280
City National Corp. 5.125% 2013                                                                    7,000           6,935
Credit Suisse First Boston (USA), Inc.:
 4.625% 2008                                                                                       5,000           5,210
 6.50% 2012                                                                                        3,000           3,344
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed                               5,500           6,344
  preference shares (undated) (3)  (4)
Den Norske CreditBank 1.438% (undated) (4)                                                         3,000           2,246
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred                                  14,425          16,322
  (undated) (3) (4)
Household Finance Corp.:
 6.50% 2008                                                                                        7,000           7,811
 6.375% 2011                                                                                      17,500          19,301
 6.75% 2011                                                                                        5,000           5,637
 6.375% 2012                                                                                      17,000          18,682
 7.00% 2012                                                                                        5,000           5,711
HSBC Capital Funding LP: (4)
 8.03% noncumulative preferred (undated)                                                           5,000           7,620
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (3)                $       10,100          14,845
Midland Bank 1.50% Eurodollar note (undated) (4)                                                   4,000           3,439
J.P. Morgan Chase & Co.:
 4.50% 2010                                                                                       15,000          15,141
 5.75% 2013                                                                                        4,000           4,225
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                 750             823
National Westminster Bank PLC 7.75% (undated) (4)                                                  7,000           8,008
RBS Capital Trust I noncumulative trust preferred, 4.709% (undated)                                4,500           4,312
Royal Bank of Scotland Group PLC:
 7.648% (undated) (4)                                                                              6,000           7,187
 Series 3, 7.816% (undated)                                                                        8,500           9,347
Popular North America, Inc., Series E, 3.875% 2008                                                11,000          10,991
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (3)  (4)                                    47,750          54,000
UnionBanCal Corp. 5.25% 2013                                                                       9,000           9,107
US Bank National Association 2.85% 2006                                                            9,000           9,050
Washington Mutual Bank, FA 6.875% 2011                                                             5,000           5,678
Washington Mutual, Inc.:
 7.50% 2006                                                                                        3,000           3,353
 5.625% 2007                                                                                       4,750           5,123
 4.375% 2008                                                                                      10,000          10,290
 4.00% 2009                                                                                       22,000          22,063
Wells Fargo & Co. 3.50% 2008                                                                       5,000           5,021
Zions Bancorp 6.00% 2015                                                                          13,500          14,191
                                                                                                                 435,157

AUTOMOBILES & COMPONENTS  -  1.29%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                       7,500           7,913
 8.75% 2012                                                                                        9,500          10,925
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                        9,000           9,648
 4.05% 2008                                                                                       22,500          22,369
 4.75% 2008                                                                                        5,000           5,120
 7.30% 2012                                                                                       10,750          11,988
 6.50% 2013                                                                                       10,000          10,553
Ford Motor Co. 7.45% 2031                                                                         10,800          10,946
Ford Motor Credit Co.:
 6.875% 2006                                                                                      35,000          37,374
 6.50% 2007                                                                                        6,000           6,396
 6.75% 2008                                                                                        2,700           2,855
 7.375% 2009                                                                                       5,000           5,497
 7.25% 2011                                                                                       32,000          34,758
 7.375% 2011                                                                                      35,250          38,474
General Motors Acceptance Corp.:
 7.75% 2010                                                                                       15,500          17,592
 6.875% 2011                                                                                      49,150          53,020
 7.25% 2011                                                                                        5,000           5,493
 7.00% 2012                                                                                       41,500          44,688
 8.00% 2031                                                                                       14,500          16,332
General Motors Corp.:
 7.20% 2011                                                                                       15,000          16,515
 8.80% 2021                                                                                        5,000           5,908
                                                                                                                 374,364

INSURANCE  -  1.18%
ACE Capital Trust II 9.70% 2030                                                                    2,500           3,271
AIG SunAmerica Global Financing VII 5.85% 2008 (3)                                                 7,750           8,453
International Lease Finance Corp.:
 3.75% 2007                                                                                        8,000           8,166
 4.35% 2008                                                                                       14,500          14,813
 4.50% 2008                                                                                        4,000           4,135
 Series O, 4.55% 2009                                                                              5,000           4,995
 5.875% 2013                                                                                      12,850          13,562
Allstate Corp. 6.75% 2018                                                                          5,970           6,808
Allstate Financial Global Funding LLC: (3)
 5.25% 2007                                                                                        6,000           6,454
 4.25% 2008                                                                                       19,250          19,709
Hartford Financial Services Group, Inc. 4.70% 2007                                                 3,750           3,943
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (4)                        13,000          15,762
International Nederland Bank NV 5.125% 2015 (3)                                                    7,500           7,491
ReliaStar Financial Corp. 8.00% 2006                                                               9,250          10,464
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (3)                                6,000           6,440
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (3)                                     10,000          10,632
Lincoln National Corp.:
 6.20% 2011                                                                                          700             765
 7.00% 2018                                                                                        1,350           1,563
Mangrove Bay Pass Through Trust 6.102% 2033 (3) (4)                                               32,440          32,174
XL Capital Finance (Europe) PLC 6.50% 2012                                                         3,015           3,305
MetLife, Inc. 3.911% 2005                                                                         12,385          12,741
Monumental Global Funding Trust II: (3)
 2001-B, Series B, 6.05% 2006                                                                      5,000           5,374
 3.45% 2007                                                                                       15,000          15,094
 2002-A, Series A, 5.20% 2007                                                                     21,000          22,422
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                       6,000           6,464
Nationwide Mutual Insurance Co. 7.875% 2033 (3)                                                    5,000           5,802
PRICOA Global Funding I, Series 2003-2, 3.90% 2008 (3)                                            16,500          16,527
Prudential Holdings, LLC, Series C, 8.695% 2023 (3)  (6)                                          29,500          36,521
Prudential Insurance Co. of America 6.375% 2006 (3)                                                3,075           3,352
Principal Life Global Funding I 4.40% 2010 (3)                                                    15,000          15,123
Travelers Property Casualty Corp. 3.75% 2008                                                       9,000           9,048
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011 (3)                                10,000          10,160
                                                                                                                 341,533

CAPITAL GOODS  -  0.87%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (3)  (6)
 Class B, 7.156% 2011                                                                             15,583          17,019
 Class G, MBIA insured, 6.664% 2013                                                               13,117          14,505
Caterpillar Financial Services Corp.:
 Series F, 2.35% 2006                                                                              5,000           4,977
 2.70% 2008                                                                                        4,000           3,869
Deere & Co. 8.95% 2019                                                                             7,330           9,053
John Deere Capital Corp. 3.90% 2008                                                               14,500          14,750
General Dynamics Corp. 4.50% 2010                                                                  3,000           3,071
General Electric Capital Corp., Series A:
 5.00% 2007                                                                                       20,000          21,320
 5.375% 2007                                                                                       7,000           7,535
 3.50% 2008                                                                                       23,000          23,046
 6.00% 2012                                                                                        8,000           8,690
General Electric Co. 5.00% 2013                                                                   29,000          29,382
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (3)                                           2,750           3,000
Hutchison Whampoa International Ltd.: (3)
 7.00% 2011                                                                                        3,500           3,852
 6.50% 2013                                                                                       21,500          22,438
Raytheon Co.:
 6.50% 2005                                                                                        8,917           9,506
 4.85% 2011                                                                                       15,000          15,042
Tyco International Group SA:
 6.125% 2008                                                                                       8,000           8,600
 6.375% 2011                                                                                      26,175          28,105
 6.00% 2013 (3)                                                                                    3,250           3,364
                                                                                                                 251,124

MEDIA  -  0.78%
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                   5,500           6,394
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                        8,000           8,654
 4.625% 2008                                                                                      15,000          15,489
 5.75% 2013                                                                                        3,000           3,139
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                      19,000          22,048
 6.875% 2009                                                                                       8,000           9,031
Comcast Corp. 6.50% 2015                                                                           2,500           2,719
TCI Communications, Inc. 8.75% 2015                                                                2,670           3,386
Cox Communications, Inc. 7.75% 2006                                                                5,000           5,612
Cox Radio, Inc. 6.625% 2006                                                                       17,495          18,932
Gannett Co., Inc. 4.95% 2005                                                                       4,125           4,290
Liberty Media Corp.:
 7.75% 2009                                                                                        7,000           8,037
 7.875% 2009                                                                                      18,000          20,879
 8.25% 2030                                                                                        8,750          10,507
AOL Time Warner Inc.:
 6.875% 2012                                                                                      21,500          24,241
 7.625% 2031                                                                                       5,000           5,790
Time Warner Inc. 8.18% 2007                                                                        3,000           3,477
Univision Communications Inc.:
 2.875% 2006                                                                                      10,000           9,972
 3.875% 2008                                                                                       2,700           2,674
 7.85% 2011                                                                                       11,000          13,096
Viacom Inc.:
 5.625% 2007                                                                                      15,500          16,771
 6.625% 2011                                                                                      10,000          11,369
                                                                                                                 226,507

MATERIALS  -  0.77%
Alcan Inc. 5.20% 2014                                                                             30,480          30,868
Dow Chemical Co.:
 5.00% 2007                                                                                        3,000           3,164
 5.75% 2008                                                                                        3,100           3,327
 5.75% 2009                                                                                        6,250           6,700
 6.00% 2012                                                                                        9,700          10,228
ICI Wilmington, Inc. 5.625% 2013                                                                  17,100          17,215
Inco Ltd. 7.75% 2012                                                                               3,500           4,089
International Paper Co.:
 6.75% 2011                                                                                       15,000          16,702
 5.85% 2012                                                                                       10,000          10,436
 5.50% 2014                                                                                        8,000           8,045
Norske Skogindustrier ASA: (3)
 6.125% 2015                                                                                      24,550          24,922
 7.125% 2033                                                                                      10,000          10,409
Packaging Corp. of America:
 4.375% 2008                                                                                       4,000           4,008
 5.75% 2013                                                                                       13,000          13,157
SCA Coordination Center NV 4.50% 2015 (3)                                                         18,000          16,869
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (6)                                                                         3,522           3,313
 Class A-3, 7.71% 2028                                                                             5,000           3,200
Weyerhaeuser Co.:
 5.95% 2008                                                                                       11,875          12,778
 5.25% 2009                                                                                        8,125           8,449
 6.75% 2012                                                                                       13,000          14,205
                                                                                                                 222,084

DIVERSIFIED FINANCIALS  -  0.71%
Capital One Bank:
 8.25% 2005                                                                                       12,000          12,985
 6.875% 2006                                                                                      15,000          16,235
 4.875% 2008                                                                                      20,000          20,603
CIT Group Inc.:
 5.50% 2007                                                                                       10,000          10,716
 5.75% 2007                                                                                        2,500           2,700
 7.375% 2007                                                                                      11,500          12,999
 4.00% 2008                                                                                        6,000           6,074
 6.875% 2009                                                                                       8,000           8,999
 7.75% 2012                                                                                        8,500          10,058
Citigroup Inc. 3.50% 2008                                                                          6,000           6,028
MBNA America Bank, National Association 7.125% 2012                                                7,650           8,763
MBNA Corp.:
 Series F, 6.125% 2013                                                                             3,500           3,765
 5.00% 2015                                                                                        5,000           4,861
SLM Corp., Series A:
 3.625% 2008                                                                                       4,000           3,987
 3.95% 2008                                                                                       17,500          17,692
 4.00% 2009                                                                                       13,000          13,104
 5.00% 2015                                                                                       10,000           9,887
USA Education, Inc. 5.625% 2007                                                                   31,995          34,698
                                                                                                                 204,154

UTILITIES  -  0.68%
Alabama Power Co., Series U, 2.65% 2006                                                            7,000           7,049
Appalachian Power Co., Series G, 3.60% 2008                                                        7,000           6,924
Cilcorp Inc.:
 8.70% 2009                                                                                       13,000          15,707
 9.375% 2029                                                                                      10,620          14,325
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                              4,000           4,005
Constellation Energy Group, Inc. 6.125% 2009                                                       8,750           9,622
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                        6,250           6,534
 Series 2002-C, 5.70% 2012 (4)                                                                     8,250           8,710
 Series 2003-E, 6.30% 2033                                                                         4,000           4,068
Virginia Electric and Power Co.:
 Series 2002-A, 5.375% 2007                                                                        7,785           8,309
 Series 2003-B, 4.50% 2010                                                                         3,500           3,534
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                    2,250           2,298
Exelon Generation Co., LLC 6.95% 2011                                                             19,520          21,960
Israel Electric Corp. Ltd.: (3)
 7.75% 2009                                                                                        5,000           5,655
 7.75% 2027                                                                                        7,500           7,833
Kern River Funding Corp. 4.893% 2018 (3)  (6)                                                      6,801           6,789
NiSource Finance Corp.:
 7.625% 2005                                                                                      10,000          10,930
 6.15% 2013                                                                                        6,000           6,463
Oncor Electric Delivery Co. 6.375% 2012                                                            8,600           9,467
PacifiCorp, First Mortgage Bonds 5.45% 2013                                                        5,000           5,197
Progress Energy, Inc.:
 6.05% 2007                                                                                        7,375           7,924
 5.85% 2008                                                                                        4,586           4,924
SP PowerAssets Ltd. 3.80% 2008 (3)                                                                11,500          11,560
Tri-State Generation and Transmission Association, Inc., Series 2003-A,                            6,865           7,056
  6.04% 2018 (3) (6)
                                                                                                                 196,843

REAL ESTATE  -  0.45%
Developers Diversified Realty Corp. 4.625% 2010                                                   15,625          15,561
EOP Operating LP:
 7.75% 2007                                                                                        6,500           7,458
 6.75% 2008                                                                                       10,495          11,684
 8.10% 2010                                                                                        3,750           4,416
 6.75% 2012                                                                                        4,125           4,563
Federal Realty Investment Trust 6.125% 2007                                                        4,000           4,277
First Industrial, LP 6.875% 2012                                                                   8,625           9,436
Hospitality Properties Trust 6.75% 2013                                                           13,345          14,006
Kimco Realty Corp. 6.00% 2012                                                                      2,750           2,925
ProLogis Trust:
 7.05% 2006                                                                                        4,000           4,456
 5.50% 2013                                                                                        5,000           5,151
Rouse Co. 7.20% 2012                                                                              19,500          22,016
Simon Property Group, LP 4.875% 2010                                                               5,500           5,614
United Dominion Realty Trust, Inc. 6.50% 2009                                                     17,375          19,171
                                                                                                                 130,734

HEALTH CARE EQUIPMENT & SERVICES  -  0.38%
Aetna Inc.:
 7.375% 2006                                                                                      26,486          29,155
 7.875% 2011                                                                                      14,125          16,722
Columbia/HCA Healthcare Corp. 8.85% 2007                                                           6,000           6,789
HCA Inc.:
 7.125% 2006                                                                                       3,250           3,523
 6.95% 2012                                                                                        5,000           5,370
 6.25% 2013                                                                                        6,750           6,921
 6.75% 2013                                                                                        5,000           5,312
HCA - The Healthcare Co. 8.75% 2010                                                               11,577          13,803
Humana Inc.:
 7.25% 2006                                                                                       13,250          14,486
 6.30% 2018                                                                                        2,500           2,638
UnitedHealth Group Inc. 7.50% 2005                                                                 4,750           5,217
                                                                                                                 109,936

OTHER INDUSTRIES  -  1.47%
BP Capital Markets PLC 2.75% 2006                                                                  7,000           7,016
Bristol-Myers Squibb Co. 4.00% 2008 (3)                                                            6,000           6,102
Carnival Corp.:
 3.75% 2007 (3)                                                                                    5,000           5,013
 6.15% 2008                                                                                        3,000           3,270
Cendant Corp.:
 6.875% 2006                                                                                      10,835          11,896
 6.25% 2008                                                                                       11,750          12,831
 7.375% 2013                                                                                      14,000          16,081
 7.125% 2015                                                                                       3,000           3,394
Centex Corp. 4.75% 2008                                                                           15,000          15,490
ChevronTexaco Capital Co. 3.50% 2007                                                               3,000           3,058
ConocoPhillips 3.625% 2007                                                                         6,000           6,054
Costco Wholesale Corp. 5.50% 2007                                                                  4,750           5,128
CVS Corp.: (3) (6)
 6.117% 2013                                                                                      10,553          11,361
 5.789% 2026                                                                                      22,000          21,984
Devon Financing Corp., ULC 6.875% 2011                                                            10,000          11,357
Electronic Data Systems Corp.:
 7.125% 2009                                                                                       4,600           4,918
 Series B, 6.00% 2013 (4)                                                                         63,250          62,286
Hyatt Equities, LLC 6.875% 2007 (3)                                                               17,750          19,083
Kroger Co. 7.25% 2009                                                                              1,875           2,138
Lennar Corp. 5.95% 2013                                                                            4,000           4,194
MDC Holdings, Inc. 5.50% 2013                                                                      5,000           5,020
Motorola, Inc.:
 6.75% 2006                                                                                       12,000          12,935
 8.00% 2011                                                                                       31,820          37,699
 5.22% 2097                                                                                       10,314           7,792
Office Depot, Inc. 6.25% 2013                                                                     10,740          11,297
OXYMAR 7.50% 2016 (3)                                                                              4,000           4,320
Pemex Finance Ltd. 9.69% 2009 (6)                                                                 10,360          12,315
Pulte Homes, Inc.:
 6.25% 2013                                                                                        5,000           5,317
 7.875% 2032                                                                                      14,750          17,185
Schering-Plough Corp. 5.30% 2013                                                                   8,500           8,668
SUPERVALU INC 7.50% 2012                                                                          14,750          16,782
Toll Brothers, Inc. 6.875% 2012                                                                   13,750          15,187
Toys "R" Us, Inc.:
 7.875% 2013                                                                                       6,250           6,735
 7.375% 2018                                                                                      10,855          10,872
Unilever Capital Corp. 5.90% 2032                                                                 10,000          10,066
Valero Energy Corp. 6.125% 2007                                                                    1,475           1,603
Waste Management, Inc. 6.50% 2008                                                                  8,500           9,364
                                                                                                                 425,811

PRIVATE ISSUE MORTGAGE-BACKED OBLIGATIONS (6)  -  2.81%
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                    5,000           5,582
Banc of America Mortgage Securities Trust: (4)
 Series 2003-F, Class 2-A-1, 3.734% 2033                                                          19,683          19,899
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                          18,161          18,237
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                           6,713           6,747
Bear Stearns ARM Trust: (4)
 Series 2003-6, Class A-2, 4.074% 2033                                                            31,119          31,451
 Series 2003-3, Class II-A-2, 4.211% 2033                                                          5,909           5,950
 Series 2003-3, Class III-A-1, 5.185% 2033                                                        12,582          12,731
 Series 2003-9, Class III-A-3, 4.457% 2034                                                        50,951          51,476
 Series 2003-9, Class III-A-2, 5.082% 2034                                                        34,277          34,887
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.77% 2013 (3)  (4)                                                    4,420           4,411
 Series 2000-WF2, Class A-2, 7.32% 2032                                                            2,000           2,330
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                           6,000           6,717
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                             28,150          31,296
 Series 1998-1, Class A-2, 6.56% 2030                                                              6,000           6,670
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,                       3,000           3,503
  Series 1999-1, Class C, 7.625% 2031
CHL Mortgage Pass-Through Trust:
 Series 2003-J-6, Class 2-A-1, 4.75% 2018                                                         16,626          16,501
 Series 2003-HYB3, Class 4-A-1, 3.551% 2033 (4)                                                   11,878          11,863
 Series 2003-27, Class A-1, 3.842% 2033 (4)                                                       12,453          12,385
 Series 2003-56, Class 6-A-1, 4.958% 2033 (4)                                                     48,122          48,391
CS First Boston Mortgage Securities Corp.:
 Series 2003-AR20, Class 2-A-2, 4.026% 2033 (4)                                                    8,699           8,745
 Series 2001-CF2, Class A-2, 5.935% 2034                                                           8,000           8,501
 Series 2001-CF2, Class A-3, 6.238% 2034                                                           7,000           7,690
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                          3,857           3,998
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                          3,847           4,000
 Series 1998-C1, Class A-1B, 6.48% 2040                                                            8,375           9,281
 Series 1999-C1, Class A-1, 6.91% 2041                                                            18,714          20,382
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                             3,750           4,171
DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A-1B, 7.29% 2021 (3)                         1,515           1,556
First Union National Bank Commercial Mortgage Trust:
 Series 2000-C1, Class A-1, 7.739% 2032                                                           10,569          11,825
 Series 2002-C1, Class A-1, 5.585% 2034                                                            6,783           7,256
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,                             1,990           2,090
  Series 1998-C2, Class A-1, 6.28% 2035
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (3)                             7,369           7,754
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.78%
   2036 (4)                                                                                        4,000           4,401
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030 (4)                         10,000          10,996
Hilton Hotel Pool Trust, Series 2000-HLT, Class A-1, 7.055% 2015 (3)                               7,792           8,606
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015 (3)                                7,539           8,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,                         7,010           7,627
  Class A-2, 6.001% 2033
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (3)                                       17,545          18,472
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                7,400           8,192
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                            3,750           4,476
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.117% 2025 (4)                                                        1,977           2,020
 Series 1999-C1, Class A-2, 7.56% 2031                                                             6,750           7,659
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.843% 2016 (3)  (4)                                                  14,863          14,863
 Series 1997-HF1, Class B, 7.33% 2029 (3)                                                          8,656           9,684
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                          10,000          11,165
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                             2,458           2,546
 Series 2002-IQ2, Class A-2, 5.16% 2035                                                           10,000          10,611
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                           9,000           9,896
 Series 2003-TOP9, Class A-1, 3.98% 2036                                                           4,830           4,857
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                              6,157           6,568
Opryland Hotel Trust, Series 2001-OPRA, Class C, 2.11% 2011 (3)  (4)                               5,000           4,889
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                              5,301           5,403
Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK,                                       15,555          17,469
  Class A-2, 6.605% 2034
Residential Funding Mortgage Securities I, Inc., Series 2003-S15,                                 37,003          36,606
  Class A-1, 4.50% 2018
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1,                                       20,000          22,234
  Class A-3, 6.428% 2035
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.541%                                3,537           3,908
  2027 (3)  (4)
WaMu Mortgage Pass-Through Certificates Trust: (4)
 Series 2003-AR7, Class A-7, 3.84% 2033                                                           16,032          15,740
 Series 2003-AR8, Class A, 4.03% 2033                                                             18,612          18,782
 Series 2003-AR5, Class A-7, 4.21% 2033                                                            9,386           9,411
 Series 2003-AR6, Class A-1, 4.38% 2033                                                           14,148          14,137
Wells Fargo Mortgage Backed Securities Trust:
 Series 2003-13, Class A-1, 4.50% 2018                                                            19,766          19,790
 Series 2003-12, Class A-1, 4.75% 2018                                                            33,382          33,308
 Series 2003-B, Class A-1, 4.15% 2033 (4)                                                         12,599          12,686
 Series 2003-K, Class I-A-1, 4.522% 2033 (4)                                                      19,891          19,588
                                                                                                                 813,036

PRIVATE ISSUE ASSET-BACKED OBLIGATIONS  (6)  -  1.93%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408%                             4,608           4,658
  2022 (3)
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured,                                3,905           4,251
  8.057% 2022
American Airlines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 3.857% 2010                                                8,500           8,406
 Series 2001-2, Class A-2, 7.858% 2013                                                             5,000           5,077
AmeriCredit Automobile Receivables Trust, Series 2003-CF, Class A-4, FSA                          15,000          15,295
  insured, 3.48% 2010
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates,                       5,000           5,013
  Series 2003-5, Class A-2, 2.43% 2033
Banco Itau SA, XLCA insured: (3)  (4)
 Series 2002-2, 1.828% 2006                                                                        7,000           6,965
 Series 2002, 1.878% 2007                                                                          6,750           6,716
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series                            3,750           3,940
  2002-1, 5.943% 2022
California Infrastructure and Economic Development Bank, Special Purpose
  Trust, Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                      3,397           3,620
 PG&E-1, Class A-7, 6.42% 2008                                                                     8,781           9,345
Centex Home Equity Loan Trust:
 Series 2003-A, Class AF-3, 2.708% 2026                                                            3,200           3,199
 Series 2003-C, Class AF-6, 4.81% 2033                                                             5,000           5,030
Chase Credit Card Owner Trust, Series 2003-4, Class B, 1.813% 2016 (4)                            14,000          14,064
Chase Funding Trust:
 Series 2003-5, Class IA-6, 4.597% 2015                                                           10,000           9,744
 Series 2003-1, Class IA-3, 3.14% 2023                                                             3,500           3,528
CIT Equipment Collateral, Series 2002-VT1:
 Class B, 3.97% 2009                                                                               1,474           1,489
 Class C, 4.44% 2009                                                                               2,991           2,933
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                     8,000           7,888
Conseco Finance Home Equity Loan Trust, Series 2001-C, Class A-3, 5.39% 2025                         341             341
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class                          3,648           3,693
  A-2, 5.16% 2033
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030                                   2,869           2,840
Continental Airlines, Inc.:
 Series 1998-1, Class A, 6.648% 2019                                                               2,601           2,542
 Series 1997-4, Class A, 6.90% 2019                                                                2,107           2,081
 Series 1999-1, Class B, 6.795% 2020                                                               6,783           5,731
 Series 1999-2, Class A-1, 7.256% 2021                                                             2,006           2,039
CPS Auto Receivables Trust: (3)
 Series 2003-A, Class A-2, XLCA insured, 2.89% 2009                                                5,997           5,988
 Series 2002-B, Class A-2, XLCA insured, 3.50% 2009                                                2,287           2,330
 Series 2003-D, Class A-2, 3.56% 2010                                                             10,000          10,072
Delta Air Lines, Inc.:
 Series 2001-1, Class A-2, 7.111% 2013                                                             2,000           2,018
 Series 2002-1, Class C, 7.779% 2013                                                               8,297           7,094
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09%
   2008 (3)                                                                                        7,000           7,214
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715%
   2009 (3)                                                                                       12,000          12,090
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (3)                       1,232           1,235
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,                    19,225          18,340
  Class A, 6.72% 2025
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
  2009 (3)                                                                                         7,121           7,121
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58%
  2011 (3)                                                                                        20,484          20,638
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                           12,500          13,032
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (3)                              3,484           3,575
Green Tree Home Improvement and Home Equity Loan Trust, Series 1996-C, Class                       3,860           3,872
  HI-B1, 7.75% 2021
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                   7,500           7,742
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B,                   4,000           3,959
  1.713% 2011 (4)
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009 (3)                            10,500          10,659
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA                        4,000           4,051
  insured, 3.175% 2006
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-2,                      4,000           3,545
  3.391% 2032 (4)
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C-1, 6.80% 2014                         12,500          13,611
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1: (4)
 Class M-1, 1.841% 2033                                                                            4,974           4,997
 Class M-2, 2.341% 2033                                                                            4,000           3,982
Metris Master Trust:  (4)
 Series 2001-1, Class A, 1.369% 2007                                                               5,000           5,003
 Series 2001-3, Class A, 1.379% 2008                                                              12,800          12,663
MMCA Auto Owner Trust:
 Series 2002-2, Class A-3, 3.67% 2006                                                              5,000           5,007
 Series 2002-1, Class A-3, 4.15% 2006                                                                526             526
 Series 2001-2, Class B, 5.75% 2007                                                                2,256           2,291
 Series 2001-4, Class B, 4.84% 2008                                                                3,436           3,446
 Series 2002-4, Class A-4, 3.05% 2009                                                              7,000           7,050
 Series 2002-2, Class A-4, 4.30% 2010                                                             13,000          13,153
 Series 2002-2, Class B, 4.67% 2010                                                                3,018           2,614
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured,
   3.03% 2010                                                                                      5,000           5,080
NextCard Credit Card Master Note Trust, Series 2001-1A, Class A, 1.42%
   2007 (3) (4)                                                                                       39              38
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.863%
   2010 (3)  (4)                                                                                   5,000           5,030
Northwest Airlines, Inc.:
 Series 1999-3, Class G, 7.935% 2020                                                               9,424           9,989
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                               2,000           2,086
Oakwood Mortgage Investors Trust, Series 2002-B, Class A-3, 6.06% 2025                             5,000           4,531
Pass-through Amortizing Credit Card Trusts, Series 2002-1A: (3)
 Class A-2FX, 4.685% 2012                                                                          7,504           7,578
 Class A-3FX, 6.298% 2012                                                                          6,174           6,257
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (3)                    5,250           5,703
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                 7,000           7,828
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
   2.41% 2010 (3)                                                                                  6,485           6,527
Providian Master Trust, Series 2000-1, Class C, 2.291% 2009 (3)  (4)                               6,000           5,915
Residential Asset Mortgage Products Trust:
 Series 2003-RS1, Class A-I-3, 3.495% 2028                                                         3,700           3,736
 Series 2003-RZ4, Class A-7, 4.79% 2033                                                            8,500           8,472
 Series 2003-RS11, Class A-I-7, 4.828% 2033                                                        9,000           8,968
 Series 2003-RS9, Class A-I-7, 5.06% 2033                                                         13,381          13,454
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-2, 2.15% 2024                                                          3,000           3,000
 Series 2003-KS10, Class A-I-2, 2.71% 2026                                                         9,200           9,207
 Series 2001-KS3, Class A-I-6, 5.96% 2031                                                         12,000          12,692
 Series 2001-KS6, Class A-2, 1.441% 2033 (4)                                                       9,417           9,414
 Series 2003-KS8, Class A-I-6, 4.83% 2033                                                          8,500           8,576
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                            508             508
 Series 2001-HS2, Class A-4, 5.135% 2016 (4)                                                       1,617           1,637
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured,
   2.84% 2009 (3)                                                                                  9,915          10,034
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,                   2,585           2,697
   5.70% 2023 (3)
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,                         5,169           5,058
   Series 2001-A, Class A, 6.36% 2025
Triad Automobile Receivables Owner Trust, AMBAC insured:
 Series 2002-A, Class A-3, 2.62% 2007                                                              5,000           5,055
 Series 2002-1, Class A-3, 3.00% 2009 (3)                                                          6,435           6,530
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023                          6,775           7,328
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                            6,000           6,190
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                    5,000           5,117
World Financial Network Credit Card Master Note Trust, Series 2001-A, Class B,                     4,000           4,001
  1.833% 2008 (4)
                                                                                                                 557,582
TOTAL CORPORATE BONDS & NOTES                                                                                  4,849,186

                                                                                               Principal          Market
                                                                                                  amount           value
GOVERNMENT OBLIGATIONS - 12.17%                                                                     (000)          (000)

U.S. TREASURY NOTES & BONDS  -  9.03%
 6.00% August 2004                                                                        $      101,000  $      104,061
 7.875% November 2004                                                                             30,000          31,720
 10.75% August 2005                                                                              100,000         114,625
 5.75% November 2005                                                                             149,750         160,770
 6.875% May 2006                                                                                  40,000          44,469
 3.50% November 2006                                                                             250,000         258,438
 3.375% January 2007 (7)                                                                          80,864          87,594
 6.25% February 2007                                                                              44,000          49,067
 4.375% May 2007                                                                                 100,000         105,922
 6.625% May 2007                                                                                 180,000         203,710
 3.25% August 2007 (5)                                                                           150,000         153,024
 3.00% November 2007                                                                             181,000         182,555
 3.625% January 2008 (7)                                                                         123,677         136,804
 3.00% February 2008                                                                             150,000         150,704
 2.625% May 2008                                                                                  20,000          19,700
 5.625% May 2008 (5)                                                                              25,000          27,695
 4.75% November 2008                                                                              20,000          21,412
 10.375% November 2009                                                                            15,000          16,160
 10.00% May 2010                                                                                   4,500           5,010
 5.75% August 2010                                                                                20,000          22,431
 3.50% January 2011 (7)                                                                           47,834          53,798
 5.00% February 2011                                                                              25,000          26,856
 3.375% January 2012 (7)                                                                          62,515          70,026
 4.375% August 2012                                                                               72,000          73,452
 10.375% November 2012                                                                             8,000          10,219
 11.250% February 2015                                                                             8,000          12,810
 9.875% November 2015                                                                              4,000           5,968
 8.125% August 2019                                                                              100,000         135,125
 6.25% August 2023                                                                                88,500         100,932
 6.875% August 2025                                                                               67,750          82,909
 5.25% February 2029                                                                              15,000          15,134
 3.375% April 2032 (7)                                                                           104,229         128,810
                                                                                                               2,611,910

FEDERAL AGENCY: MORTGAGE PASS-THROUGH OBLIGATIONS  (6) -  2.38%
Fannie Mae:
 4.50% 2019                                                                                       20,000          20,022
 5.00% 2018 - 2033                                                                                37,783          38,003
 5.50% 2016 - 2034                                                                               132,948         136,333
 6.00% 2013 - 2033                                                                                68,101          71,164
 6.50% 2013 - 2032                                                                                21,213          22,299
 7.00% 2008 - 2031                                                                                 2,688           2,858
 7.50% 2030 - 2031                                                                                 4,351           4,669
 8.50% 2027                                                                                        1,065           1,164
 9.00% 2016                                                                                        1,342           1,457
 10.50% 2022                                                                                       1,436           1,664
 11.00% 2018 - 2020                                                                                2,104           2,476
Freddie Mac:
 4.50% 2019                                                                                       24,250          24,254
 5.00% 2019 - 2034                                                                                90,000          90,729
 6.00% 2034                                                                                       30,000          31,003
 6.50% 2031                                                                                        1,437           1,508
 7.50% 2022 - 2024                                                                                   228             245
 8.50% 2008 - 2020                                                                                 1,016           1,120
 10.00% 2018                                                                                         958           1,106
Government National Mortgage Association:
 5.50% 2017 - 2034                                                                                87,785          89,215
 6.00% 2014 - 2034                                                                                64,957          67,437
 6.50% 2031 - 2032                                                                                19,661          20,780
 7.00% 2022 - 2032                                                                                17,272          18,502
 7.50% 2022 - 2032                                                                                20,794          22,436
 8.00% 2023 - 2030                                                                                10,492          11,413
 9.00% 2009                                                                                        2,643           2,867
 10.00% 2020 - 2021                                                                                2,756           3,218
                                                                                                                 687,942

FEDERAL AGENCY: NON-PASS-THROUGH OBLIGATIONS  -  0.38%
Federal Home Loan Bank 4.125% 2004                                                                23,140          23,684
Freddie Mac:
 4.25% 2005                                                                                       64,250          66,677
 5.75% 2010                                                                         Euro           3,000           4,128
 6.25% 2012                                                                                $       5,000           5,274
 6.75% 2031                                                                                        7,850           9,072
                                                                                                                 108,835

FEDERAL AGENCY: COLLATERALIZED MORTGAGE OBLIGATIONS  (6) -  0.30%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                             6,970           7,177
 Series 2001-4, Class NA, 11.79% 2025 (4)                                                          1,646           1,907
 Series 2002-W3, Class A-5, 7.50% 2028                                                             4,384           4,789
 Series 2001-20, Class D, 11.034% 2031 (4)                                                           299             348
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                        19,200          19,206
 Series 2001-T10, Class A-1, 7.00% 2041                                                            2,716           2,932
 Series 2001-50, Class BA, 7.00% 2041                                                              2,682           2,859
 Series 2002-W1, Class 2A, 7.50% 2042                                                              3,975           4,343
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (4)                                                           4,314           4,273
 Series SF2, Class GC, 2.64% 2009                                                                 10,000           9,558
 Series 2310, Class B, 9.911% 2015 (4)                                                               645             719
 Series T-041, Class 3-A, 7.50% 2032                                                              15,601          17,093
 Series T-056, Class A-2A, 2.842% 2036                                                             8,000           8,018
 Series T-042, Class A-2, 5.50% 2042                                                               4,596           4,665
                                                                                                                  87,887

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.08%
State of Qatar 9.75% 2030                                                                          5,000           7,075
United Mexican States Government, Global:
 4.625% 2008                                                                                       3,500           3,553
 10.375% 2009                                                                                      6,500           8,255
 Eurobonds, 6.375% 2013                                                                            5,000           5,200
                                                                                                                  24,083
TOTAL GOVERNMENT OBLIGATIONS                                                                                   3,520,657

                                                                                               Principal          Market
                                                                                                  amount           value
OTHER OBLIGATIONS - 0.40%                                                                           (000)          (000)

MUNICIPALS  OBLIGATIONS -  0.06%
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E:
 3.585% 2004                                                                              $       10,425  $       10,481
 4.33% 2006                                                                                        7,500           7,711
                                                                                                                  18,192


MISCELLANEOUS  -  0.34%
Other obligations in initial period of acquisition                                                                99,246
Total other obligations                                                                                          117,438

TOTAL BONDS & NOTES (cost: $8,162,570,000)                                                                     8,487,281



                                                                                               Principal          Market
                                                                                                  amount           value
SHORT-TERM SECURITIES - 5.94%                                                                       (000)          (000)

CORPORATE SHORT-TERM NOTES  -  4.80%
Anheuser-Busch Cos. Inc. 1.01% due 2/3/2004 (3) (5)                                       $       25,000  $       24,976
Bank of America Corp. 1.10% due 3/15-4/5/2004 (5)                                                 36,500          36,404
Receivables Capital Corp. 1.10% due 2/6/2004 (3)                                                  36,357          36,316
BellSouth Corp. 1.01% due 2/2/2004 (3)                                                            50,000          49,954
ChevronTexaco Corp. 1.02% due 1/23/2004 (5)                                                       22,400          22,385
Citicorp 1.07% due 1/5/2004 (5)                                                                   50,000          49,992
Clorox Co. 1.02% due 1/13/2004                                                                    40,000          39,985
Coca-Cola Co. 1.02%-1.03% due 3/8-3/10/2004                                                       50,700          50,597
E.I. DuPont de Nemours & Co. 1.03%-1.07% due 1/14-2/20/2004                                      121,200         121,090
Edison Asset Securitization LLC 1.09% due 1/22-2/5/2004 (3)                                       71,700          71,639
FCAR Owner Trust I 1.09%-1.10% due 1/6-2/3/2004                                                   50,000          49,969
Gannett Co. 1.03% due 1/27/2004 (3)                                                               15,300          15,288
Harley-Davidson Funding Corp. 1.03% due 1/7/2004 (3)                                              15,000          14,997
Household Finance Corp. 1.08% due 1/13-1/26/2004                                                  41,300          41,269
IBM Credit Corp. 1.01%-1.02% due 1/6-1/16/2004                                                    32,900          32,890
Medtronic Inc. 1.02%-1.03% due 1/13-1/22/2004 (3)                                                 47,400          47,376
Merck & Co. Inc. 1.01% due 1/21/2004                                                              50,000          49,971
Motiva Enterprises LLC 1.03%-1.04% due 1/7-1/12/2004                                              45,000          44,988
New Center Asset Trust 1.07% due 1/20-1/22/2004                                                   47,400          47,370
Park Avenue Receivables Corp. 1.09% due 1/12-1/15/2004 (3)                                        44,500          44,482
Pfizer Inc 1.01%-1.04% due 1/9-2/13/2004 (3)                                                     115,100         115,019
Preferred Receivables Funding Corp. 1.08%-1.09% due 1/21-3/1/2004 (3)                            108,800         108,683
Private Export Funding Corp. 1.05%-1.08% due 2/12-4/1/2004 (3)                                    63,000          62,882
Procter & Gamble Co. 1.01%-1.02% due 1/9-1/15/2004 (3)                                            30,700          30,692
SBC International Inc. 1.05% due 1/14/2004 (3)                                                    25,000          24,990
Triple-A One Funding Corp. 1.09% due 1/7-1/8/2004 (3)                                             50,209          50,198
United Parcel Service Inc. 0.92% due 1/21/2004                                                    25,000          24,985
USAA Capital Corp. 1.03%-1.05% due 1/15-2/17/2004                                                 53,900          53,857
Verizon Network Funding Corp. 1.03% due 2/20/2004                                                 25,000          24,963
                                                                                                               1,388,207

U.S. TREASURIES  -  0.43%
U.S. Treasury Bills 0.895%-0.96% due 1/2-3/18/2004 (5)                                           124,600         124,463


CERTIFICATES OF DEPOSIT  -  0.42%
Wells Fargo & Co. 1.04%-1.05% due 1/20-2/17/2004                                                 120,500         120,499


FEDERAL AGENCY DISCOUNT NOTES  -  0.29%
Federal Farm Credit Banks 1.00% due 2/23/2004                                                     25,000          24,962
International Bank for Reconstruction and Development 1.00% due 2/13/2004                         34,600          34,558
Student Loan Marketing Assn. 0.963% due 6/17/2004 (4)                                             25,000          24,975
                                                                                                                  84,495


TOTAL SHORT-TERM SECURITIES (cost: $1,717,671,000)                                                             1,717,664


TOTAL INVESTMENT SECURITIES (cost: $25,709,452,000)                                                           29,152,814
Other assets less liabilities                                                                                   (220,934)

NET ASSETS                                                                                                   $28,931,880

(1) Security did not produce income during the last 12 months.
(2) The fund owns 5.04% of the outstanding voting securities of Noble Energy, Inc. and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Coupon rate may change periodically.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE JUNE 30, 2003

Amgen
Bank of America
Bank of New York
BellSouth
Burlington Resources
Citigroup
Fannie Mae
FPL Group
Freddie Mac
Harley-Davidson Motor
Illinois Tool Works
Jefferson-Pilot
Knight-Ridder
Magna International
Marsh & McLennan Companies
McKesson
Procter & Gamble
QUALCOMM
Rio Tinto
SBC Communications
Southwest Airlines
SunTrust Banks
U.S. Bancorp
Wall-Mart Stores

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE JUNE 30, 2003

Aetna
Analog Devices
CenturyTel
Chubb
Crompton
Duke Energy
Exelon
Flextronics International
Halliburton
Imperial Oil
Kerr-McGee
Kingfisher
Linear Technology
Millennium Chemicals
National City
NIKE
NiSource
Royal & Sun Alliance Insurance Group
Schering-Plough
TXU



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES           (dollars and shares in thousands,
at December 31, 2003                                  except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,605,292)                                             $29,025,744
  Affiliated issuers (cost: $104,160)                                                      127,070          $29,152,814
 Cash                                                                                                               705
 Receivables for:
  Sales of investments                                                                     110,208
  Sales of fund's shares                                                                   135,857
  Dividends and interest                                                                   129,940              376,005
                                                                                                             29,529,524
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 545,752
  Repurchases of fund's shares                                                              32,847
  Investment advisory services                                                               5,979
  Services provided by affiliates                                                           11,956
  Deferred Directors' compensation                                                             908
  Other fees and expenses                                                                      202              597,644
NET ASSETS AT DECEMBER 31, 2003                                                                             $28,931,880

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                 $25,502,322
 Undistributed net investment income                                                                              7,508
 Accumulated net realized loss                                                                                  (21,403)
 Net unrealized appreciation                                                                                  3,443,453
NET ASSETS AT DECEMBER 31, 2003                                                                             $28,931,880

TOTAL AUTHORIZED CAPITAL STOCK - 2,500,000 SHARES, $.001 PAR VALUE

                                                         Net assets          Shares outstanding      Net asset value per share (1)

Class A                                                 $19,951,146                 1,153,959                        $17.29
Class B                                                   3,343,443                   193,884                         17.24
Class C                                                   2,967,980                   172,190                         17.24
Class F                                                     658,912                    38,115                         17.29
Class 529-A                                                 389,211                    22,522                         17.28
Class 529-B                                                 137,321                     7,948                         17.28
Class 529-C                                                 192,854                    11,162                         17.28
Class 529-E                                                  26,558                     1,537                         17.28
Class 529-F                                                   6,703                       388                         17.27
Class R-1                                                    16,422                       952                         17.24
Class R-2                                                   293,177                    17,004                         17.24
Class R-3                                                   562,735                    32,616                         17.25
Class R-4                                                   258,429                    14,957                         17.28
Class R-5                                                   126,989                     7,341                         17.30

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $18.34 and $18.33, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended December 31, 2003                     (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $3,304;
    also includes $455 from affiliates                                                    $324,078
  Interest                                                                                 322,134             $646,212

 Fees and expenses:
  Investment advisory services                                                              55,043
  Distribution services                                                                     88,954
  Transfer agent services                                                                   22,746
  Administrative services                                                                    8,032
  Reports to shareholders                                                                      841
  Registration statement and prospectus                                                      1,437
  Postage, stationery and supplies                                                           2,807
  Directors' compensation                                                                      309
  Auditing and legal                                                                            76
  Custodian                                                                                    393
  State and local taxes                                                                          1
  Other                                                                                         69
  Total expenses before reimbursement                                                      180,708
   Reimbursement of expenses                                                                   418              180,290
 Net investment income                                                                                          465,922

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                              154,255
  Non-U.S. currency transactions                                                              (710)             153,545
 Net unrealized appreciation on:
  Investments                                                                            3,961,627
  Non-U.S. currency translations                                                                42            3,961,669
   Net realized gain and unrealized appreciation
    on investments and non-U.S. currency                                                                      4,115,214
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $4,581,136



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                               Year ended December 31
                                                                                              2003                 2002
OPERATIONS:
 Net investment income                                                                    $465,922             $365,757
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                           153,545             (171,397)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                      3,961,669           (1,185,492)
  Net increase (decrease) in net assets
   resulting from operations                                                             4,581,136             (991,132)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                                     (469,461)            (376,231)
 Distributions from net realized gain
  on investments                                                                                 -              (17,049)
   Total dividends and distributions paid
    to shareholders                                                                       (469,461)            (393,280)

CAPITAL SHARE TRANSACTIONS                                                               8,395,553            7,776,719

TOTAL INCREASE IN NET ASSETS                                                            12,507,228            6,392,307

NET ASSETS:
 Beginning of year                                                                      16,424,652           10,032,345
 End of year (including undistributed
  net investment income: $7,508 and $7,282, respectively)                              $28,931,880          $16,424,652


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2003, the cost of investment securities for federal income tax purposes was $25,710,965,000.

During the year ended December 31, 2003, the fund reclassified $3,765,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)


Undistributed net investment income and currency gains
                                                                                                               $9,231
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                     (67)
  2003 through December 31, 2003
Capital loss carryforward expiring in 2010                                                                   (20,638)
Gross unrealized appreciation on investment securities                                                      3,792,797
Gross unrealized depreciation on investment securities                                                      (350,948)

Capital gains realized during the year ended December 31, 2003, were offset by capital losses of $126,876,000, which were realized during the period November 1, 2002 through December 31, 2002, and the utilization of a capital loss carryforward of $22,893,000. The remaining capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


YEAR ENDED DECEMBER 31, 2003
                                Distributions from              Distributions from
                                   ordinary income         long-term capital gains        Total distributions paid
Share class
Class A                                $ 364,606                          -                       $ 364,606
Class B                                   39,762                          -                          39,762
Class C                                   31,736                          -                          31,736
Class F                                   10,466                          -                          10,466
Class 529-A                                6,048                          -                           6,048
Class 529-B                                1,347                          -                           1,347
Class 529-C                                1,852                          -                           1,852
Class 529-E                                  338                          -                             338
Class 529-F                                   57                          -                              57
Class R-1                                    133                          -                             133
Class R-2                                  2,551                          -                           2,551
Class R-3                                  5,528                          -                           5,528
Class R-4                                  2,648                          -                           2,648
Class R-5                                  2,389                          -                           2,389
Total                                  $ 469,461                          -                       $ 469,461




YEAR ENDED DECEMBER 31, 2002(1)
                                Distributions from              Distributions from
Share class                        ordinary income         long-term capital gains        Total distributions paid
Class A
Class B                                $ 316,029                     $ 14,753                     $ 330,782
Class C                                   27,444                        1,200                        28,644
Class F                                   21,424                          882                        22,306
Class 529-A                                6,630                          212                         6,842
Class 529-B                                2,132                            2                         2,134
Class 529-C                                  493                           -*                           493
Class 529-E                                  733                           -*                           733
Class 529-F                                  102                            -                           102
Class R-1                                      2                            -                             2
Class R-2                                     15                            -                            15
Class R-3                                    253                            -                           253
Class R-4                                    513                            -                           513
Class R-5                                    132                            -                           132
Total                                        329                            -                           329
                                       $ 376,231                     $ 17,049                     $ 393,280



* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.232% on such assets in excess of $27 billion. For the year ended December 31, 2003, the investment advisory services fee was $55,043,000, which was equivalent to an annualized rate of 0.259% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2003, unreimbursed expenses subject to reimbursement totaled $14,613,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended December 31, 2003, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $38,148          $19,613        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B         24,294            3,133         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C         19,954          Included            $2,993              $842            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,111          Included              667                72             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         292           Included             377                 44                  $251
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         919           Included             138                 43                   92
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        1,234          Included             185                 43                  123
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         85            Included              25                  3                   17
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          7            Included              4                  -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          86            Included              13                  8             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,194          Included             239                 839            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         1,347          Included              404                330            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          283           Included             170                 14             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              91                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $88,954          $22,746            $5,306             $2,240                $486
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $193,000 in current fees (either paid in cash or deferred) and a net increase of $116,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                        Reinvestments of dividends
Share class                          Sales(1)                          dividends and distributions
                                      Amount               Shares        Amount              Shares
Year ended December 31, 2003
Class A                          $ 6,685,693              428,711     $ 347,356              22,523
Class B                            1,275,567               82,397        37,767               2,452
Class C                            1,377,511               87,810        29,706               1,926
Class F                              335,973               21,445         9,442                 609
Class 529-A                          184,592               11,785         6,048                 390
Class 529-B                           65,096                4,213         1,347                  87
Class 529-C                           97,757                6,243         1,852                 120
Class 529-E                           13,195                  844           338                  22
Class 529-F                            5,632                  357            57                   4
Class R-1                             13,694                  883           133                   8
Class R-2                            268,105               17,435         2,548                 162
Class R-3                            493,130               31,459         5,527                 351
Class R-4                            241,670               15,289         2,648                 166
Class R-5                            102,322                6,998         2,340                 149
Total net increase
   (decrease)                   $ 11,159,937              715,869     $ 447,109              28,969

Year ended December 31, 2002(2)
Class A                          $ 6,783,079              447,156     $ 315,045              20,870
Class B                            1,468,184               96,537        27,147               1,813
Class C                            1,306,014               85,679        20,945               1,401
Class F                              312,781               20,616         6,155                 411
Class 529-A                          169,551               11,236         2,134                 145
Class 529-B                           57,835                3,854           494                  33
Class 529-C                           81,746                5,414           733                  50
Class 529-E                           10,545                  707           102                   7
Class 529-F                              461                   32             2                  -*
Class R-1                              2,176                  153            15                   1
Class R-2                             46,107                3,238           253                  17
Class R-3                             86,856                6,118           511                  36
Class R-4                             25,170                1,743           132                   9
Class R-5                             27,932                1,852           280                  19
Total net increase
   (decrease)                   $ 10,378,437              684,335     $ 373,948              24,812


Share class                               Repurchases(1)                      Net increase
                                     Amount                Shares         Amount            Shares
Year ended December 31, 2003
Class A                        $ (2,407,191)             (157,596)   $ 4,625,858           293,638
Class B                            (228,752)              (15,035)     1,084,582            69,814
Class C                            (270,580)              (17,675)     1,136,637            72,061
Class F                             (94,200)               (6,161)       251,215            15,893
Class 529-A                         (11,389)                 (723)       179,251            11,452
Class 529-B                          (2,565)                 (162)        63,878             4,138
Class 529-C                          (8,455)                 (537)        91,154             5,826
Class 529-E                            (552)                  (34)        12,981               832
Class 529-F                             (70)                   (5)         5,619               356
Class R-1                            (1,334)                  (85)        12,493               806
Class R-2                           (53,929)               (3,494)       216,724            14,103
Class R-3                           (73,072)               (4,663)       425,585            27,147
Class R-4                           (34,748)               (2,198)       209,570            13,257
Class R-5                           (24,656)               (1,592)        80,006             5,555
Total net increase
   (decrease)                  $ (3,211,493)             (209,960)   $ 8,395,553           534,878

Year ended December 31, 2002(2)
Class A                        $ (2,509,940)             (169,986)   $ 4,588,184           298,040
Class B                            (182,620)              (12,719)     1,312,711            85,631
Class C                            (181,313)              (12,625)     1,145,646            74,455
Class F                             (77,496)               (5,336)       241,440            15,691
Class 529-A                          (4,394)                 (311)       167,291            11,070
Class 529-B                          (1,098)                  (77)        57,231             3,810
Class 529-C                          (1,823)                 (128)        80,656             5,336
Class 529-E                            (127)                   (9)        10,520               705
Class 529-F                              (1)                   -*            462                32
Class R-1                              (113)                   (8)         2,078               146
Class R-2                            (4,971)                 (354)        41,389             2,901
Class R-3                            (9,807)                 (685)        77,560             5,469
Class R-4                              (736)                  (52)        24,566             1,700
Class R-5                            (1,227)                  (85)        26,985             1,786
Total net increase
   (decrease)                  $ (2,975,666)             (202,375)   $ 7,776,719           506,772


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of December 31, 2003, the total value of restricted securities was $1,613,564,000, which represented 5.58% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $14,097,366,000 and $6,390,502,000, respectively, during the year ended December 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2003, the custodian fee of $393,000 included $42,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                Income (loss) from investment operations (2)
                                                                       Net
                                    Net asset                 gains(losses)
                                       value,          Net   on securities     Total from
                                    beginning   investment  (both realized     investment
                                    of period       income  and unrealized)    operations
Class A:
 Year ended 12/31/2003                 $14.42         $.37           $2.87          $3.24
 Year ended 12/31/2002                  15.85          .42           (1.40)          (.98)
 Year ended 12/31/2001                  15.47          .51             .73           1.24
 Year ended 12/31/2000                  14.42          .57            1.62           2.19
 Year ended 12/31/1999                  15.76          .56            (.04)           .52
Class B:
 Year ended 12/31/2003                  14.38          .25            2.86           3.11
 Year ended 12/31/2002                  15.82          .31           (1.41)         (1.10)
 Year ended 12/31/2001                  15.46          .39             .73           1.12
 Period from 3/15/2000 to 12/31/2000    13.65          .33            2.41           2.74
Class C:
 Year ended 12/31/2003                  14.38          .24            2.87           3.11
 Year ended 12/31/2002                  15.82          .30           (1.41)         (1.11)
 Period from 3/15/2001 to 12/31/2001    15.47          .30             .63            .93
Class F:
 Year ended 12/31/2003                  14.42          .36            2.88           3.24
 Year ended 12/31/2002                  15.85          .42           (1.40)          (.98)
 Period from 3/15/2001 to 12/31/2001    15.50          .40             .62           1.02
Class 529-A:
 Year ended 12/31/2003                  14.41          .37            2.87           3.24
 Period from 2/15/2002 to 12/31/2002    15.82          .37           (1.33)          (.96)
Class 529-B:
 Year ended 12/31/2003                  14.41          .23            2.87           3.10
 Period from 2/15/2002 to 12/31/2002    15.82          .26           (1.33)         (1.07)
Class 529-C:
 Year ended 12/31/2003                  14.41          .23            2.87           3.10
 Period from 2/19/2002 to 12/31/2002    15.62          .26           (1.12)          (.86)
Class 529-E:
 Year ended 12/31/2003                  14.41          .31            2.87           3.18
 Period from 3/5/2002 to 12/31/2002     16.14          .31           (1.76)         (1.45)
Class 529-F:
 Year ended 12/31/2003                  14.41          .35            2.86           3.21
 Period from 9/17/2002 to 12/31/2002    14.18          .13             .21            .34
Class R-1:
 Year ended 12/31/2003                  14.39          .24            2.86           3.10
 Period from 5/29/2002 to 12/31/2002    15.93          .19           (1.56)         (1.37)
Class R-2:
 Year ended 12/31/2003                  14.39          .24            2.87           3.11
 Period from 5/21/2002 to 12/31/2002    15.97          .20           (1.60)         (1.40)
Class R-3:
 Year ended 12/31/2003                  14.40          .31            2.85           3.16
 Period from 6/4/2002 to 12/31/2002     15.70          .22           (1.32)         (1.10)
Class R-4:
 Year ended 12/31/2003                  14.41          .36            2.88           3.24
 Period from 6/21/2002 to 12/31/2002    15.32          .24            (.93)          (.69)
Class R-5:
 Year ended 12/31/2003                  14.43          .41            2.87           3.28
 Period from 5/15/2002 to 12/31/2002    16.07          .30           (1.71)         (1.41)


                                                  Dividends and distributions
                                           Dividends
                                           (from net  Distributions           Total     Net asset
                                          investment  (from capital   dividends and    value, end
                                             income)         gains)   distributions     of period
Class A:
 Year ended 12/31/2003                         $(.37)           $ -          $(.37)       $17.29
 Year ended 12/31/2002                          (.43)          (.02)          (.45)        14.42
 Year ended 12/31/2001                          (.56)          (.30)          (.86)        15.85
 Year ended 12/31/2000                          (.56)          (.58)         (1.14)        15.47
 Year ended 12/31/1999                          (.56)         (1.30)         (1.86)        14.42
Class B:
 Year ended 12/31/2003                          (.25)             -           (.25)        17.24
 Year ended 12/31/2002                          (.32)          (.02)          (.34)        14.38
 Year ended 12/31/2001                          (.46)          (.30)          (.76)        15.82
 Period from 3/15/2000 to 12/31/2000            (.35)          (.58)          (.93)        15.46
Class C:
 Year ended 12/31/2003                          (.25)             -           (.25)        17.24
 Year ended 12/31/2002                          (.31)          (.02)          (.33)        14.38
 Period from 3/15/2001 to 12/31/2001            (.32)          (.26)          (.58)        15.82
Class F:
 Year ended 12/31/2003                          (.37)             -           (.37)        17.29
 Year ended 12/31/2002                          (.43)          (.02)          (.45)        14.42
 Period from 3/15/2001 to 12/31/2001            (.41)          (.26)          (.67)        15.85
Class 529-A:
 Year ended 12/31/2003                          (.37)             -           (.37)        17.28
 Period from 2/15/2002 to 12/31/2002            (.43)          (.02)          (.45)        14.41
Class 529-B:
 Year ended 12/31/2003                          (.23)             -           (.23)        17.28
 Period from 2/15/2002 to 12/31/2002            (.32)          (.02)          (.34)        14.41
Class 529-C:
 Year ended 12/31/2003                          (.23)             -           (.23)        17.28
 Period from 2/19/2002 to 12/31/2002            (.33)          (.02)          (.35)        14.41
Class 529-E:
 Year ended 12/31/2003                          (.31)             -           (.31)        17.28
 Period from 3/5/2002 to 12/31/2002             (.28)             -           (.28)        14.41
Class 529-F:
 Year ended 12/31/2003                          (.35)             -           (.35)        17.27
 Period from 9/17/2002 to 12/31/2002            (.11)             -           (.11)        14.41
Class R-1:
 Year ended 12/31/2003                          (.25)             -           (.25)        17.24
 Period from 5/29/2002 to 12/31/2002            (.17)             -           (.17)        14.39
Class R-2:
 Year ended 12/31/2003                          (.26)             -           (.26)        17.24
 Period from 5/21/2002 to 12/31/2002            (.18)             -           (.18)        14.39
Class R-3:
 Year ended 12/31/2003                          (.31)             -           (.31)        17.25
 Period from 6/4/2002 to 12/31/2002             (.20)             -           (.20)        14.40
Class R-4:
 Year ended 12/31/2003                          (.37)             -           (.37)        17.28
 Period from 6/21/2002 to 12/31/2002            (.22)             -           (.22)        14.41
Class R-5:
 Year ended 12/31/2003                          (.41)             -           (.41)        17.30
 Period from 5/15/2002 to 12/31/2002            (.23)             -           (.23)        14.43


                                                                                Ratio of          Ratio of
                                                              Net assets,       expenses        net income
                                                   Total    end of period     to average        to average
                                                return(3)   (in millions)     net assets        net assets
Class A:
 Year ended 12/31/2003                            22.82%       $19,951             .67%             2.38%
 Year ended 12/31/2002                             (6.27)       12,405             .70              2.79
 Year ended 12/31/2001                              8.19         8,915             .68              3.26
 Year ended 12/31/2000                             15.85         6,042             .69              3.93
 Year ended 12/31/1999                              3.47         5,981             .66              3.59
Class B:
 Year ended 12/31/2003                             21.90         3,344            1.42              1.62
 Year ended 12/31/2002                             (7.04)        1,784            1.46              2.07
 Year ended 12/31/2001                              7.34           608            1.44              2.46
 Period from 3/15/2000 to 12/31/2000               20.52            38            1.44  (5)         3.02       (5)
Class C:
 Year ended 12/31/2003                             21.84         2,968            1.48              1.55
 Year ended 12/31/2002                             (7.08)        1,440            1.51              2.03
 Period from 3/15/2001 to 12/31/2001                6.08           406            1.54  (5)         2.36       (5)
Class F:
 Year ended 12/31/2003                             22.79           659             .69              2.34
 Year ended 12/31/2002                             (6.29)          320             .72              2.81
 Period from 3/15/2001 to 12/31/2001                6.64           104             .75  (5)         3.15       (5)
Class 529-A:
 Year ended 12/31/2003                             22.87           389             .67              2.36
 Period from 2/15/2002 to 12/31/2002               (6.19)          160             .72  (5)         2.91       (5)
Class 529-B:
 Year ended 12/31/2003                             21.74           137            1.58              1.44
 Period from 2/15/2002 to 12/31/2002               (6.85)           55            1.60  (5)         2.04       (5)
Class 529-C:
 Year ended 12/31/2003                             21.76           193            1.57              1.46
 Period from 2/19/2002 to 12/31/2002               (5.63)           77            1.59  (5)         2.05       (5)
Class 529-E:
 Year ended 12/31/2003                             22.37            27            1.05              1.97
 Period from 3/5/2002 to 12/31/2002                (9.02)           10            1.06  (5)         2.60       (5)
Class 529-F:
 Year ended 12/31/2003                             22.63             7             .80              2.16
 Period from 9/17/2002 to 12/31/2002                2.36             - (4)         .23               .87
Class R-1:
 Year ended 12/31/2003                             21.77            16            1.48  (6)         1.50
 Period from 5/29/2002 to 12/31/2002               (8.61)            2            1.48 (5,6)        2.23       (5)
Class R-2:
 Year ended 12/31/2003                             21.83           293            1.44  (6)         1.54
 Period from 5/21/2002 to 12/31/2002               (8.79)           42            1.45 (5,6)        2.30       (5)
Class R-3:
 Year ended 12/31/2003                             22.27           563            1.05  (6)         1.94
 Period from 6/4/2002 to 12/31/2002                (7.04)           79            1.06 (5,6)        2.67       (5)
Class R-4:
 Year ended 12/31/2003                             22.81           258             .68              2.28
 Period from 6/21/2002 to 12/31/2002               (4.52)           25             .71 (5,6)        3.13       (5)
Class R-5:
 Year ended 12/31/2003                             23.16           127             .38              2.62
 Period from 5/15/2002 to 12/31/2002               (8.77)           26             .39  (5)         3.27       (5)


                                                                          Year ended December 31
                                                      2003            2002           2001                  2000          1999

Portfolio turnover rate for all classes of shares      32%             41%            50%                   51%           48%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.52% and 1.70% for classes R-1 and R-2, respectively, during the year ended December 31, 2003, and 1.83%, 1.54%, 1.08% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002. The expense ratio for Class R-3 was not affected by any payments made by CRMC during the year ended December 31, 2003.



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF AMERICAN BALANCED FUND, INC.:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Los Angeles, California
February 5, 2004



TAX INFORMATION (UNAUDITED)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during the year. For purposes of computing the dividends eligible for reduced tax rates, 67% of the dividends paid by the fund from net investment income are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 61% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2004 TO DETERMINE THE AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (sm)]           The right choice for the long term/(R)/




American Balanced
Fund/(R)/











TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 5    Investment objectives, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 March 1, 2004

Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results are not predictive of future results.


[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
1994             0.34%
1995            27.13%
1996            13.16%
1997            21.04%
1998            11.13%
1999             3.47%
2000            15.85%
2001             8.19%
2002            -6.27%
2003            22.82%
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST              12.76%  (quarter ended June 30, 2003)
LOWEST              -11.53%  (quarter ended September 30, 2002)





                                     2
                                            American Balanced Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced or eliminated for purchases of $25,000 or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003
                                     1 YEAR    5 YEARS     10 YEARS
---------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/          15.76%     7.07%       10.57%





                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02  21.77%      6.95%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  21.83       6.75
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   22.27       8.47
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02  22.81      10.98
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  23.16       7.41




                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                               28.67%      -0.57%         11.06%
 Lehman Brothers Aggregate Bond            4.10        6.62           6.95
 Index/4/
 Lipper Balanced Funds Index/5/           19.94        2.95           8.27
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2003: 1.77%
 (For current yield information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
/4/ Lehman Brothers Aggregate Bond Index represents investment-grade debt. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     3
American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



/*/ The initial sales charge is reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                       CLASS    CLASS    CLASS   CLASS   CLASS
                             CLASS A    R-1      R-2      R-3     R-4     R-5
-------------------------------------------------------------------------------
 Management fees              0.26%   0.26 %   0.26 %   0.26 %   0.26%   0.26%
-------------------------------------------------------------------------------
 Distribution and/or          0.25    1.00     0.75     0.50     0.25    none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/            0.16    0.26     0.69     0.29     0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund            0.67    1.52     1.70     1.05     0.68    0.38
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement        none    0.04/3/  0.26/3/  0.00/3/  none    none
-------------------------------------------------------------------------------
 Net expenses                 0.67    1.48     1.44     1.05     0.68    0.38
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
    .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.

/2/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/3/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-3 shares did not affect the net expenses for this share class.


                                     4
                                            American Balanced Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $640    $777     $927      $1,362
--------------------------------------------------------------------
 Class R-1/2/                     151     468      808       1,768
--------------------------------------------------------------------
 Class R-2/2/                     147     456      787       1,724
--------------------------------------------------------------------
 Class R-3/2/                     107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         69     218      379         847
--------------------------------------------------------------------
 Class R-5                         39     122      213         480
--------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the


                                     5
American Balanced Fund / Prospectus
proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of growth of capital in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.


                                     6
                                            American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003
                                     1 YEAR    5 YEARS     10 YEARS
---------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/          22.82%     8.35%       11.23%




                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02  21.77%      6.95%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  21.83       6.75
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   22.27       8.47
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02  22.81      10.98
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  23.16       7.41




                                  1 YEAR         5 YEARS          10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                       28.67%          -0.57%           11.06%
 Lehman Brothers Aggregate         4.10            6.62             6.95
 Bond Index/4/
 Lipper Balanced Funds            19.94            2.95             8.27
 Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 2.14%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
/4/ Lehman Brothers Aggregate Bond Index represents investment-grade debt. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.


                                     7
American Balanced Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of December 31, 2003

Common stocks                                  65%
Corporate bonds & ntoes                        17
Government & other obligations                 13
Short-term securities & cash equivalents        5

[end pie chart]


 FIVE LARGEST INDUSTRIES IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2003

                                                    PERCENT OF NET ASSETS
----------------------------------------------------------------------------
 Retailing                                                  6.7%
----------------------------------------------------------------------------
 Pharmaceuticals & biotechnology                            6.0
----------------------------------------------------------------------------
 Energy                                                     5.0
----------------------------------------------------------------------------
 Technology hardware & equipment                            4.1
----------------------------------------------------------------------------
 Telecommunication services                                 3.5



 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2003

                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 Altria Group                                         1.7%
--------------------------------------------------------------------
 General Electric                                     1.6
--------------------------------------------------------------------
 Eli Lilly                                            1.5
--------------------------------------------------------------------
 Microsoft                                            1.4
--------------------------------------------------------------------
 Bristol-Myers Squibb                                 1.3
--------------------------------------------------------------------
 Wal-Mart Stores                                      1.2
--------------------------------------------------------------------
 IBM                                                  1.1
--------------------------------------------------------------------
 American International Group                         1.1
--------------------------------------------------------------------
 AstraZeneca                                          1.1
--------------------------------------------------------------------
 Freddie Mac                                          1.1



 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2003
 See the Appendix in the statement of additional information for a description of quality categories.
                                                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. government                                        9.9%
-------------------------------------------------------------------------------
 Federal agencies                                       2.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                4.3
-------------------------------------------------------------------------------
 AA/Aa                                                  1.3
-------------------------------------------------------------------------------
 A                                                      5.2
-------------------------------------------------------------------------------
 BBB/Baa                                                6.4
-------------------------------------------------------------------------------
 BB/Ba or below                                         0.0/*/



/*/ Less than .05% of the fund's net assets. Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     8
                                            American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the fund's investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the fund or other American Funds. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


                                     9
American Balanced Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s) and the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit sharing plans and ownership of The Capital Group Companies, the parent company of Capital Research and Management Company. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.


                                     10
                                            American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:



 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                18 years           Senior Vice President and Director, Capital
 Chairman of the Board                                 Research and Management Company

                                                       Investment professional for 32 years in total;
                                                       29 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                      8 years           Vice President, Capital Research and Management
 President                                             Company

                                                       Investment professional for 15 years in total;
                                                       13 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                        7 years           Senior Vice President, Capital Research and
 Senior Vice President                                 Management Company

                                                       Investment professional for 22 years in total;
                                                       21 years with Capital Research and Management
                                                       Company or affiliate
 HILDA L. APPLBAUM                   5 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                       Investment professional for 17 years in total;
                                                       9 years with Capital Research and Management
                                                       Company or affiliate

 MARK R. MACDONALD                   2 years           Senior Vice President, Capital Research and
 Senior Vice President                                 Management Company

                                                       Investment professional for 18 years in total;
                                                       10 years with Capital Research and Management
                                                       Company or affiliate
 GREGORY D. JOHNSON                  1 year            Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 10 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate





                                     11
American Balanced Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     12
                                            American Balanced Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     13
American Balanced Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none         see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     14
                                            American Balanced Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     15
American Balanced Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS FROM THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, THE STATEMENT OF ADDITIONAL INFORMATION OR YOUR FINANCIAL ADVISER.


                                     16
                                            American Balanced Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.


                                     17
American Balanced Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also directly sponsor various meetings that facilitate educating financial advisers and shareholders about the American Funds.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May, August and December. Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     18
                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                  $14.42        $.37          $ 2.87          $ 3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                   15.47         .51             .73            1.24
Year ended 12/31/2000                   14.42         .57            1.62            2.19
Year ended 12/31/1999                   15.76         .56            (.04)            .52
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2003                   14.39         .24            2.86            3.10
Period from 5/29/2002 to 12/31/2002     15.93         .19           (1.56)          (1.37)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2003                   14.39         .24            2.87            3.11
Period from 5/21/2002 to 12/31/2002     15.97         .20           (1.60)          (1.40)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2003                   14.40         .31            2.85            3.16
Period from 6/4/2002 to 12/31/2002      15.70         .22           (1.32)          (1.10)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2003                  $14.41        $.36          $ 2.88          $ 3.24
Period from 6/21/2002 to 12/31/2002     15.32         .24            (.93)           (.69)
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                  14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                   $(.37)       $   --          $ (.37)        $17.29       22.82%       $19,951
Year ended 12/31/2002                    (.43)         (.02)           (.45)         14.42       (6.27)        12,405
Year ended 12/31/2001                    (.56)         (.30)           (.86)         15.85        8.19          8,915
Year ended 12/31/2000                    (.56)         (.58)          (1.14)         15.47       15.85          6,042
Year ended 12/31/1999                    (.56)        (1.30)          (1.86)         14.42        3.47          5,981
--------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2003                    (.25)           --            (.25)         17.24       21.77             16
Period from 5/29/2002 to 12/31/2002      (.17)           --            (.17)         14.39       (8.61)             2
--------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2003                    (.26)           --            (.26)         17.24       21.83            293
Period from 5/21/2002 to 12/31/2002      (.18)           --            (.18)         14.39       (8.79)            42
--------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2003                    (.31)           --            (.31)         17.25       22.27            563
Period from 6/4/2002 to 12/31/2002       (.20)           --            (.20)         14.40       (7.04)            79
--------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2003                   $(.37)       $   --          $ (.37)        $17.28       22.81%       $   258
Period from 6/21/2002 to 12/31/2002      (.22)           --            (.22)         14.41       (4.52)            25
--------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                   (.41)           --            (.41)         17.30       23.16            127
 Period from 5/15/2002 to 12/31/2002     (.23)           --            (.23)         14.43       (8.77)            26



                                       Ratio of     Ratio of
                                       expenses    net income
                                      to average   to average
                                      net assets   net assets
---------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                   .67%         2.38 %
Year ended 12/31/2002                   .70          2.79
Year ended 12/31/2001                   .68          3.26
Year ended 12/31/2000                   .69          3.93
Year ended 12/31/1999                   .66          3.59
---------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2003                  1.48/4/       1.50
Period from 5/29/2002 to 12/31/2002    1.48/4,5/     2.23/5/
---------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2003                  1.44/4/       1.54
Period from 5/21/2002 to 12/31/2002    1.45/4,5/     2.30/5/
---------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2003                  1.05/4/       1.94
Period from 6/4/2002 to 12/31/2002     1.06/4,5/     2.67/5/
---------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2003                   .68%         2.28 %
Period from 6/21/2002 to 12/31/2002     .71/4,5/     3.13/5/
---------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                  .38          2.62
 Period from 5/15/2002 to 12/31/2002    .39/5/       3.27 /5/


American Balanced Fund / Prospectus





                                          YEAR ENDED DECEMBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       32%         41%         50%         51%          48%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.52% and 1.70% for classes R-1 and R-2, respectively, during the year ended December 31, 2003, and 1.83%, 1.54%, 1.08% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002. The expense ratio for Class R-3 was not affected by any payments made by Capital Research and Management Company during the year ended December 31, 2003.
/5/ Annualized.
                                            American Balanced Fund / Prospectus

[logo - American Funds (sm)]           The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington,

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O.






[logo - recycled bug]




Printed on recycled paper                    Investment Company File No. 811-66
RPGEPR-911-0304 Litho in USA CGD/MC/8026
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
          Capital Guardian                  Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds (sm)]           The right choice for the long term/(R)/




American Balanced
Fund/(R)/











TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 5    Investment objectives, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 March 1, 2004

Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results are not predictive of future results.


[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
1994             0.34%
1995            27.13%
1996            13.16%
1997            21.04%
1998            11.13%
1999             3.47%
2000            15.85%
2001             8.19%
2002            -6.27%
2003            22.82%
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST              12.76%  (quarter ended June 30, 2003)
LOWEST              -11.53%  (quarter ended September 30, 2002)





                                     2
                                            American Balanced Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced or eliminated for purchases of $25,000 or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003
                                     1 YEAR    5 YEARS     10 YEARS
---------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/          15.76%     7.07%       10.57%





                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02  21.77%      6.95%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  21.83       6.75
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   22.27       8.47
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02  22.81      10.98
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  23.16       7.41




                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                               28.67%      -0.57%         11.06%
 Lehman Brothers Aggregate Bond            4.10        6.62           6.95
 Index/4/
 Lipper Balanced Funds Index/5/           19.94        2.95           8.27
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2003: 1.77%
 (For current yield information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
/4/ Lehman Brothers Aggregate Bond Index represents investment-grade debt. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     3
American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



/*/ The initial sales charge is reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                       CLASS    CLASS    CLASS   CLASS   CLASS
                             CLASS A    R-1      R-2      R-3     R-4     R-5
-------------------------------------------------------------------------------
 Management fees              0.26%   0.26 %   0.26 %   0.26 %   0.26%   0.26%
-------------------------------------------------------------------------------
 Distribution and/or          0.25    1.00     0.75     0.50     0.25    none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/            0.16    0.26     0.69     0.29     0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund            0.67    1.52     1.70     1.05     0.68    0.38
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement        none    0.04/3/  0.26/3/  0.00/3/  none    none
-------------------------------------------------------------------------------
 Net expenses                 0.67    1.48     1.44     1.05     0.68    0.38
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
    .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.

/2/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/3/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-3 shares did not affect the net expenses for this share class.


                                     4
                                            American Balanced Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $640    $777     $927      $1,362
--------------------------------------------------------------------
 Class R-1/2/                     151     468      808       1,768
--------------------------------------------------------------------
 Class R-2/2/                     147     456      787       1,724
--------------------------------------------------------------------
 Class R-3/2/                     107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         69     218      379         847
--------------------------------------------------------------------
 Class R-5                         39     122      213         480
--------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the


                                     5
American Balanced Fund / Prospectus
proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of growth of capital in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.


                                     6
                                            American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003
                                     1 YEAR    5 YEARS     10 YEARS
---------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/          22.82%     8.35%       11.23%




                                  1 YEAR   LIFETIME/2/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02  21.77%      6.95%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  21.83       6.75
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   22.27       8.47
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02  22.81      10.98
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  23.16       7.41




                                  1 YEAR         5 YEARS          10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                       28.67%          -0.57%           11.06%
 Lehman Brothers Aggregate         4.10            6.62             6.95
 Bond Index/4/
 Lipper Balanced Funds            19.94            2.95             8.27
 Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2003: 2.14%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.
/4/ Lehman Brothers Aggregate Bond Index represents investment-grade debt. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.


                                     7
American Balanced Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of December 31, 2003

Common stocks                                  65%
Corporate bonds & ntoes                        17
Government & other obligations                 13
Short-term securities & cash equivalents        5

[end pie chart]


 FIVE LARGEST INDUSTRIES IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2003

                                                    PERCENT OF NET ASSETS
----------------------------------------------------------------------------
 Retailing                                                  6.7%
----------------------------------------------------------------------------
 Pharmaceuticals & biotechnology                            6.0
----------------------------------------------------------------------------
 Energy                                                     5.0
----------------------------------------------------------------------------
 Technology hardware & equipment                            4.1
----------------------------------------------------------------------------
 Telecommunication services                                 3.5



 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2003

                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 Altria Group                                         1.7%
--------------------------------------------------------------------
 General Electric                                     1.6
--------------------------------------------------------------------
 Eli Lilly                                            1.5
--------------------------------------------------------------------
 Microsoft                                            1.4
--------------------------------------------------------------------
 Bristol-Myers Squibb                                 1.3
--------------------------------------------------------------------
 Wal-Mart Stores                                      1.2
--------------------------------------------------------------------
 IBM                                                  1.1
--------------------------------------------------------------------
 American International Group                         1.1
--------------------------------------------------------------------
 AstraZeneca                                          1.1
--------------------------------------------------------------------
 Freddie Mac                                          1.1



 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2003
 See the Appendix in the statement of additional information for a description of quality categories.
                                                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. government                                        9.9%
-------------------------------------------------------------------------------
 Federal agencies                                       2.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                4.3
-------------------------------------------------------------------------------
 AA/Aa                                                  1.3
-------------------------------------------------------------------------------
 A                                                      5.2
-------------------------------------------------------------------------------
 BBB/Baa                                                6.4
-------------------------------------------------------------------------------
 BB/Ba or below                                         0.0/*/



/*/ Less than .05% of the fund's net assets. Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     8
                                            American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the fund's investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the fund or other American Funds. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


                                     9
American Balanced Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s) and the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit sharing plans and ownership of The Capital Group Companies, the parent company of Capital Research and Management Company. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.


                                     10
                                            American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:



 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                18 years           Senior Vice President and Director, Capital
 Chairman of the Board                                 Research and Management Company

                                                       Investment professional for 32 years in total;
                                                       29 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                      8 years           Vice President, Capital Research and Management
 President                                             Company

                                                       Investment professional for 15 years in total;
                                                       13 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                        7 years           Senior Vice President, Capital Research and
 Senior Vice President                                 Management Company

                                                       Investment professional for 22 years in total;
                                                       21 years with Capital Research and Management
                                                       Company or affiliate
 HILDA L. APPLBAUM                   5 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                       Investment professional for 17 years in total;
                                                       9 years with Capital Research and Management
                                                       Company or affiliate

 MARK R. MACDONALD                   2 years           Senior Vice President, Capital Research and
 Senior Vice President                                 Management Company

                                                       Investment professional for 18 years in total;
                                                       10 years with Capital Research and Management
                                                       Company or affiliate
 GREGORY D. JOHNSON                  1 year            Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 10 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate





                                     11
American Balanced Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     12
                                            American Balanced Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     13
American Balanced Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none         see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     14
                                            American Balanced Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     15
American Balanced Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS FROM THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, THE STATEMENT OF ADDITIONAL INFORMATION OR YOUR FINANCIAL ADVISER.


                                     16
                                            American Balanced Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.


                                     17
American Balanced Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also directly sponsor various meetings that facilitate educating financial advisers and shareholders about the American Funds.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May, August and December. Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     18
                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                  $14.42        $.37          $ 2.87          $ 3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                   15.47         .51             .73            1.24
Year ended 12/31/2000                   14.42         .57            1.62            2.19
Year ended 12/31/1999                   15.76         .56            (.04)            .52
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2003                   14.39         .24            2.86            3.10
Period from 5/29/2002 to 12/31/2002     15.93         .19           (1.56)          (1.37)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2003                   14.39         .24            2.87            3.11
Period from 5/21/2002 to 12/31/2002     15.97         .20           (1.60)          (1.40)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2003                   14.40         .31            2.85            3.16
Period from 6/4/2002 to 12/31/2002      15.70         .22           (1.32)          (1.10)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2003                  $14.41        $.36          $ 2.88          $ 3.24
Period from 6/21/2002 to 12/31/2002     15.32         .24            (.93)           (.69)
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                  14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                   $(.37)       $   --          $ (.37)        $17.29       22.82%       $19,951
Year ended 12/31/2002                    (.43)         (.02)           (.45)         14.42       (6.27)        12,405
Year ended 12/31/2001                    (.56)         (.30)           (.86)         15.85        8.19          8,915
Year ended 12/31/2000                    (.56)         (.58)          (1.14)         15.47       15.85          6,042
Year ended 12/31/1999                    (.56)        (1.30)          (1.86)         14.42        3.47          5,981
--------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2003                    (.25)           --            (.25)         17.24       21.77             16
Period from 5/29/2002 to 12/31/2002      (.17)           --            (.17)         14.39       (8.61)             2
--------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2003                    (.26)           --            (.26)         17.24       21.83            293
Period from 5/21/2002 to 12/31/2002      (.18)           --            (.18)         14.39       (8.79)            42
--------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2003                    (.31)           --            (.31)         17.25       22.27            563
Period from 6/4/2002 to 12/31/2002       (.20)           --            (.20)         14.40       (7.04)            79
--------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2003                   $(.37)       $   --          $ (.37)        $17.28       22.81%       $   258
Period from 6/21/2002 to 12/31/2002      (.22)           --            (.22)         14.41       (4.52)            25
--------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                   (.41)           --            (.41)         17.30       23.16            127
 Period from 5/15/2002 to 12/31/2002     (.23)           --            (.23)         14.43       (8.77)            26



                                       Ratio of     Ratio of
                                       expenses    net income
                                      to average   to average
                                      net assets   net assets
---------------------------------------------------------------
CLASS A:
Year ended 12/31/2003                   .67%         2.38 %
Year ended 12/31/2002                   .70          2.79
Year ended 12/31/2001                   .68          3.26
Year ended 12/31/2000                   .69          3.93
Year ended 12/31/1999                   .66          3.59
---------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2003                  1.48/4/       1.50
Period from 5/29/2002 to 12/31/2002    1.48/4,5/     2.23/5/
---------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2003                  1.44/4/       1.54
Period from 5/21/2002 to 12/31/2002    1.45/4,5/     2.30/5/
---------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2003                  1.05/4/       1.94
Period from 6/4/2002 to 12/31/2002     1.06/4,5/     2.67/5/
---------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2003                   .68%         2.28 %
Period from 6/21/2002 to 12/31/2002     .71/4,5/     3.13/5/
---------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2003                  .38          2.62
 Period from 5/15/2002 to 12/31/2002    .39/5/       3.27 /5/


American Balanced Fund / Prospectus





                                          YEAR ENDED DECEMBER 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       32%         41%         50%         51%          48%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.52% and 1.70% for classes R-1 and R-2, respectively, during the year ended December 31, 2003, and 1.83%, 1.54%, 1.08% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002. The expense ratio for Class R-3 was not affected by any payments made by Capital Research and Management Company during the year ended December 31, 2003.
/5/ Annualized.
                                            American Balanced Fund / Prospectus

[logo - American Funds (sm)]           The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington,

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O.






[logo - recycled bug]




Printed on recycled paper                    Investment Company File No. 811-66
RPGEPR-911-0304 Litho in USA CGD/MC/8026
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
          Capital Guardian                  Capital Bank and Trust

                          AMERICAN BALANCED FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                               March 1, 2004


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of American Balanced Fund, Inc. (the "fund" or "AMBAL") dated March 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                          American Balanced Fund, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       24
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       33
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       35
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder Account Services  . . . . . . . . . . . . . . . . . . .       37
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       37
General Information . . . . . . . . . . . . . . . . . . . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial Statements




                        American Balanced Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES

..    The fund will invest at least 50% of the value of its assets in common stocks.

DEBT SECURITIES

..    The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or in unrated securities determined to be of equivalent quality.

..    Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated, its quality becomes equivalent to such a rating), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

NON-U.S. SECURITIES

..    The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/ or conducts its principal operations.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their

                        American Balanced Fund - Page 2
face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                        American Balanced Fund - Page 3

U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local

                        American Balanced Fund - Page 4
and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may

                        American Balanced Fund - Page 5
be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


The fund may purchase and sell currencies to facilitate securities transactions.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The

                        American Balanced Fund - Page 6
fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 32% and 41%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment

                        American Balanced Fund - Page 7
restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. To invest in a diversified list of securities, including common stocks, preferred stocks, and bonds, to the extent considered advisable by management.

2. To allocate its investments among different industries as well as among individual companies. The amount invested in an industry will vary from time to time in accordance with the judgment of management, but 25% or more of the value of the fund's total assets shall not be invested in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3. Not to invest in companies for the purpose of exercising control or management.

4. Not to invest more than 5% of the value of its total assets in the securities of any one issuer (except the U.S. government).

5. Not to acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

6. Not to borrow money except temporarily extraordinary or emergency purposes, in an amount not exceeding 5% of the fund's total assets at the time of borrowing.

7. Not to underwrite the sale, or participate in any underwriting or selling group in connection with the public distribution, of any security. The fund may invest not more than 10% of its net assets in, and subsequently distribute, as permitted by law, securities and other assets for which there is no ready market.

8. Not to purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

9. Not to engage in the purchase or sale of real estate. Investments in real estate investment trusts which may invest only in mortgages or other security interests are not deemed purchases of real estate.

10.  Not to purchase or sell commodities or commodity contracts.

11. Not to make loans of money or securities to any person or firm; provided, however, that the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan.

12.  Not to effect short sales of securities.

13. Not to invest more than 75% of the value of the fund's net assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

14.  Not to write, purchase or sell options.

                        American Balanced Fund - Page 8

For purposes of Investment Restriction #7, restricted securities are treated as not readily marketable by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors.


Notwithstanding Investment Restriction #14, the fund may purchase warrants issued together with bonds or preferred stock as well as rights.


NON-FUNDAMENTAL POLICIES - The following policies may be changed without shareholder approval:


1. Not to invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   Not to invest in senior securities, except as permitted by the 1940 Act.


Notwithstanding non-fundamental Investment Restriction #1, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

                        American Balanced Fund - Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                   YEAR FIRST                                        NUMBER OF BOARDS
                      POSITION      ELECTED                                           WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                      WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH             HELD
    NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS               DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox         Director    1976-1978      Managing General Partner, Fox              7            Crompton Corporation
 Age: 66                              1982        Investments LP; former
                                                  Professor, University of
                                                  California; retired President
                                                  and CEO, Foster Farms (poultry
                                                  producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones      Director       1993        Co-Founder, VentureThink LLC               6            None
 Age: 56                                          (developed and managed
                                                  e-commerce businesses) and
                                                  Versura Inc. (education loan
                                                  exchange); former Treasurer,
                                                  The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie        Director       2003        Business Consultant; former                2            None
 Age: 67                                          President, Sequoia Associates
                                                  LLC (investment firm
                                                  specializing in medium-size
                                                  buyouts); former Vice Chairman
                                                  of the Board, Gap, Inc.
                                                  (specialty apparel retailing)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald      Director    1975-1978      The IBJ Professor of Finance,              8            iStar Financial, Inc.;
 Age: 66                              1988        Graduate School of Business,                            Plum Creek Timber Co.;
                                                  Stanford University                                     Scholastic Corporation;
                                                                                                          Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson     Director       1999        Managing Director, Oak Glen                2            None
 Age: 62                                          Consultancy, LLC (consulting
                                                  services to charitable
                                                  organizations, pension funds
                                                  and other financial management
                                                  companies)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs        Director       1989        Chairman of the Board and                  4            None
 Age: 69                                          President Emeritus, Keck
                                                  Graduate Institute of Applied
                                                  Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein/4/        Director       2004        President, Waverley Associates             2            Maxygen, Inc.
 Age: 57                                          (private investment fund);
                                                  Managing Director, Technogen
                                                  Associates L.P. (venture
                                                  capital partnership); Chairman
                                                  of the Board of Trustees,
                                                  Stanford University
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf     Director       1988        Private investor; corporate                6            Crompton Corporation;
 Age: 69                                          director; lecturer, Department                          First Energy Corporation;
                                                  of Molecular Biology, Princeton                         National Life Holding Co.
                                                  University
-----------------------------------------------------------------------------------------------------------------------------------



                        American Balanced Fund - Page 10

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5//,6/
-----------------------------------------------------------------------------------------------------------------------------------
 Robert G.             Chairman of        1990        Senior Vice President and                3            None
 O'Donnell             the Board                      Director, Capital Research
 Age: 59                                              and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Director           1994        Executive Vice President and            17            None
 Age: 55                                              Director, Capital Research
                                                      and Management Company;
                                                      Director, The Capital Group
                                                      Companies, Inc.*; Director,
                                                      American Funds Distributors,
                                                      Inc./*/
-----------------------------------------------------------------------------------------------------------------------------------




                        American Balanced Fund - Page 11

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                   PAST 5 YEARS AND POSITIONS HELD
                             POSITION         YEAR FIRST ELECTED                      WITH AFFILIATED ENTITIES
                             WITH THE             AN OFFICER                        OR THE PRINCIPAL UNDERWRITER
    NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 J. Dale Harvey             President                1997          Vice President, Capital Research and Management Company
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum         Senior Vice               1999          Senior Vice President, Capital Research Company/*/
 Age: 43                    President
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine        Senior Vice               1990          Senior Vice President and Director, Capital Research and
 Age: 74                    President                              Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald         Senior Vice               2003          Senior Vice President, Capital Research and Management Company
 Age: 44                    President
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet              Senior Vice               2000          Senior Vice President, Capital Research and Management Company
 Age: 47                    President
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory D. Johnson       Vice President             2003          Senior Vice President, Capital Research Company/*/
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey T. Lager         Vice President             2002          Vice President, Capital Research Company/*/
 Age: 35
-----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary                1986          Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Treasurer                2000          Vice President - Fund Business Management Group, Capital
 Age: 36                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould        Assistant Treasurer          1994          Vice President - Fund Business Management Group, Capital
 Age: 49                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                        American Balanced Fund - Page 12

/*/ Company affiliated with Capital Research and Management Company.
/1/ Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
/4/ Elected effective February 18, 2004.
/5/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/6/ All of the officers listed, except Jeffrey T. Lager, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        American Balanced Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Isaac Stein/2/              $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ Dollar ranges shown represent shares owned as of February 19, 2004.
/3/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $15,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                        American Balanced Fund - Page 14

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003




                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                            COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------
 Robert A. Fox/3/                $28,000                       $198,500
-----------------------------------------------------------------------------------
 Leonade D. Jones/3/              28,645                        171,540
-----------------------------------------------------------------------------------
 John M. Lillie/4/                 7,250                         18,250
-----------------------------------------------------------------------------------
 John G. McDonald/3/              28,000                        270,500
-----------------------------------------------------------------------------------
 James K. Peterson                26,750                         58,500
-----------------------------------------------------------------------------------
 Henry E. Riggs/3/                24,000                        108,000
-----------------------------------------------------------------------------------
 Isaac Stein/5/                     None                           None
-----------------------------------------------------------------------------------
 Patricia K. Woolf/3/             27,000                        161,000
-----------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended December 31, 2003 includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Robert A. Fox ($278,933), Leonade D. Jones ($69,073), John G. McDonald ($242,620),
    Henry E. Riggs ($262,548) and Patricia K. Woolf ($61,927). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
/4/ Elected effective August 15, 2003.

/5/ Isaac Stein was elected Director effective February 18, 2004 and, therefore, received no compensation from the fund during the fiscal year ended December 31, 2003.

As of February 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, and reorganized in Maryland on February 2, 1990. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she


                        American Balanced Fund - Page 15
reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson and Isaac Stein, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson, Henry E. Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's

                        American Balanced Fund - Page 16
composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Six Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2004:




                   NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                                      Class A    15.42%
 201 Progress Pkwy.
 Maryland Heights, MO  63043-3009
-------------------------------------------------------------------------------
 Hartford Life Insurance Co.                              Class R-3     7.56
 P.O. Box 2999
 Hartford, CT  06104-2999
-------------------------------------------------------------------------------
 ING Life Insurance & Annuity                             Class R-3     6.64
 151 Farmington Ave., #TN41
 Hartford, CT  06156-0001
-------------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                       Class R-3     5.72
 Principal Financial Group Omnibus                        Class R-4     8.79
 711 High St.
 Des Moines, IA  50392-0001
-------------------------------------------------------------------------------
 The Manufacturers Life Ins. Co. USA                      Class R-3     8.95
 250 Bloom St. East, 7th Floor
 Toronto Ontario
 Canada M4W 1E5
-------------------------------------------------------------------------------
 J. P. Morgan Chase Bank TTEE                             Class R-4     7.71
 Mitsubishi Motors N. America Inc.
 Manufactoring Div. 401K Svgs. Pl.
 c/o JP/AC RPS Mgmt. Rptg. Team
 P.O. Box 419784
 Kansas City, MO  64141-6784
-------------------------------------------------------------------------------
 State Street Bank & Trust TTEE                           Class R-4     7.67
 Citistreet Core Market 401K
 Buttery March Park III
 Quincy, MA  02169
-------------------------------------------------------------------------------
 American Express Trust Co. TTEE                          Class R-4     5.80
 Simplot Ret. Svgs. Plan
 50534 AXP Financial Ctr.
 Minneapolis, MN  55474-0505
-------------------------------------------------------------------------------
 New York Life Trust Co. TTEE                             Class R-4     7.80
 Swedish Match Retirement  401K
 51 Madison Ave., RM. 117A
 New York, NY  10010-1603
-------------------------------------------------------------------------------
 The Northern Trust TTEE                                  Class R-5    54.55
 UBS Financial Services Inc.
 P.O. Box 92994
 Chicago, IL  60675-2994
-------------------------------------------------------------------------------
 FFB REG FBO American Fidelity Corp.                      Class R-5     5.55
 5101 North Classen, Suite 620
 Oklahoma City, OK  73118-4422
-------------------------------------------------------------------------------
 CGTC Tr. Capital Group Master Retiremen Pl.              Class R-5    13.63
 PX-2534-NAV
 c/o Capital Guardian Trust Co.
 333 South Hope St., Fl. 49
 Los Angeles, CA  90071-1406
-------------------------------------------------------------------------------



                        American Balanced Fund - Page 17

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by:

                        American Balanced Fund - Page 18

(i) the Board of Directors, or by the vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement in 2003, the Committee gave consideration to a wide variety of factors, including, among others, the very good relative investment results of the fund; the relatively low advisory fees and overall expenses of the fund; the excellent quality of service provided by investment adviser; the reputation, quality and depth of experience of the investment adviser and its personnel; and the integrity and responsiveness of the investment adviser. Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The investment adviser receives a management fee at the annual rate of 0.42% on the first $500 million of the fund's daily net assets, 0.324% of such assets over $500 million to $1 billion, 0.30% of such assets over $1 billion to $1.5 billion, 0.282% of such assets over $1.5 billion to $2.5 billion, 0.27% of such assets over $2.5 billion to $4 billion, 0.262% of such assets over $4 billion to $6.5 billion, 0.255% of such assets over $6.5 billion to $10.5 billion, 0.25% of such assets over $10.5 billion to $13 billion, 0.245% of such assets over $13 billion to $17 billion, 0.24% of such assets over $17 billion to $21 billion, 0.236% of such assets over $21 billion to $27 billion, and 0.232% of such assets over $27 billion.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net

                        American Balanced Fund - Page 19
assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended December 31, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $55,043,000, $36,866,000 and $21,598,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2 and R-3 shares, the investment adviser agreed to pay a portion of these fees. For the year ended December 31, 2003, the total fees paid by the investment adviser were $418,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.

                        American Balanced Fund - Page 20

During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                    $   21,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                     1,078,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       734,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       184,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                        93,000
-----------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $24,319,000        $113,448,000
                                                 2002             21,532,000         102,327,000
                                                 2001              9,271,000          43,282,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not

                        American Balanced Fund - Page 21
be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of December 31, 2003, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $14,613,000.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

                        American Balanced Fund - Page 22

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $38,148,000                 $2,760,000
------------------------------------------------------------------------------
       CLASS R-1                     86,000                     13,000
------------------------------------------------------------------------------
       CLASS R-2                  1,194,000                    177,000
------------------------------------------------------------------------------
       CLASS R-3                  1,347,000                    222,000
------------------------------------------------------------------------------
       CLASS R-4                    283,000                     50,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network


                      American Balanced Fund - Page 23

         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.




                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

                        American Balanced Fund - Page 24

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures

                        American Balanced Fund - Page 25
     contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                        American Balanced Fund - Page 26

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

                        American Balanced Fund - Page 27

Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.

                        American Balanced Fund - Page 28

FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                        American Balanced Fund - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000. . .           5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none       see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                        American Balanced Fund - Page 30

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Class A Sales Charge Reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or

                        American Balanced Fund - Page 31
full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.

                        American Balanced Fund - Page 32

For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a Statement to purchase $1 million or more without a sales charge.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.


                        American Balanced Fund - Page 33

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     . for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.


                        American Balanced Fund - Page 34

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules

                        American Balanced Fund - Page 35
about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal

                        American Balanced Fund - Page 36
restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                        SHAREHOLDER ACCOUNT SERVICES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of

                        American Balanced Fund - Page 37
price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $22,286,000, $22,284,000 and $13,066,000, respectively. The increase in brokerage commissions paid since 2001 is attributable to growth in the sale of the fund's shares since 2001, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp. in the amount of $32,172,000, J.P. Morgan Chase & Co. in the amount of $153,348,000 and Citigroup Inc. in the amount of $72,810,000 and debt securities of Bank of America Corp. in the amount of $47,426,000, Prudential Financial Inc. in the amount of $36,521,000, Credit Suisse First Boston Inc. in the amount of $8,554,000, J.P. Morgan Chase & Co. in the amount of $19,366,000 and Citigroup Inc. in the amount of $6,028,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.

                        American Balanced Fund - Page 38

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $19,613,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American

                        American Balanced Fund - Page 39

Funds, Endowments and American Funds Insurance Series. Certain funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

                        American Balanced Fund - Page 40

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - DECEMBER 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $17.29
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $18.34


                        American Balanced Fund - Page 41

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        American Balanced Fund - Page 42

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                        American Balanced Fund - Page 43

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        American Balanced Fund - Page 44

INVESTMENT PORTFOLIO
December 31, 2003

[begin pie chart]
                                               Percent
                                                of net
INVESTMENT MIX BY SECURITY TYPE                 assets

Common stocks                                      65 %
Corporate bonds & notes                            17
Government & other obligations                     13
Short-term securities & cash equivalents            5

[end pie chart]



                                                            Percent
                                                            of net
LARGEST COMMON STOCK HOLDINGS                               assets

Altria Group                                                      1.7 %
General Electric                                                  1.6
Eli Lilly                                                         1.5
Microsoft                                                         1.4
Bristol-Myers Squibb                                              1.3
Wal-Mart Stores                                                   1.2
IBM                                                               1.1
American International Group                                      1.1
AstraZeneca                                                       1.1
Freddie Mac                                                       1.1



                                                                                               Number of          Market
                                                                                                  shares           value
COMMON STOCKS - 64.98%                                                                                             (000)

RETAILING  -  6.74%
Albertson's, Inc.                                                                              5,200,000  $      117,780
eBay Inc.  (1)                                                                                 3,472,000         224,256
J.C. Penney Co., Inc.                                                                          6,500,000         170,820
Kohl's Corp.  (1)                                                                              4,750,000         213,465
Lowe's Companies, Inc.                                                                         1,950,000         108,010
May Department Stores Co.                                                                      1,500,000          43,605
Target Corp.                                                                                   6,975,000         267,840
TJX Companies, Inc.                                                                            7,500,000         165,375
Walgreen Co.                                                                                   8,400,000         305,592
Wal-Mart Stores, Inc.                                                                          6,300,000         334,215
                                                                                                               1,950,958

PHARMACEUTICALS & BIOTECHNOLOGY  -  5.99%
Amgen Inc.  (1)                                                                                1,000,000          61,800
AstraZeneca PLC (ADR)                                                                          6,505,400         314,731
Bristol-Myers Squibb Co.                                                                      12,600,000         360,360
Eli Lilly and Co.                                                                              5,950,000         418,464
Johnson & Johnson                                                                              4,200,000         216,972
Merck & Co., Inc.                                                                              3,650,000         168,630
Pfizer Inc                                                                                     5,450,000         192,548
                                                                                                               1,733,505

ENERGY  -  4.96%
Burlington Resources Inc.                                                                      1,000,000          55,380
Canadian Natural Resources, Ltd.                                                               1,300,000          65,602
ChevronTexaco Corp.                                                                            2,000,000         172,780
ConocoPhillips                                                                                 4,600,000         301,622
Exxon Mobil Corp.                                                                              5,100,000         209,100
Marathon Oil Corp.                                                                             1,750,000          57,907
Noble Energy, Inc. (2)                                                                         2,860,000         127,070
Royal Dutch Petroleum Co. (New York registered)                                                4,650,000         243,613
Schlumberger Ltd.                                                                                700,000          38,304
Valero Energy Corp.                                                                            3,500,000         162,190
                                                                                                               1,433,568

TECHNOLOGY HARDWARE & EQUIPMENT  -  4.13%
Agilent Technologies, Inc.  (1)                                                                3,250,000          95,030
Cisco Systems, Inc.  (1)                                                                       2,532,900          61,524
Dell Inc.  (1)                                                                                 2,200,000          74,712
EMC Corp.  (1)                                                                                 4,500,000          58,140
Hewlett-Packard Co.                                                                           10,200,000         234,294
International Business Machines Corp.                                                          3,500,000         324,380
Motorola, Inc.                                                                                 7,700,000         108,339
Nokia Corp. (ADR)                                                                              4,300,000          73,100
QUALCOMM Inc.                                                                                  3,050,000         164,486
                                                                                                               1,194,005

TELECOMMUNICATION SERVICES  -  3.48%
ALLTEL Corp.                                                                                   3,010,000         140,206
AT&T Corp.                                                                                    12,549,000         254,745
BellSouth Corp.                                                                                9,950,000         281,585
SBC Communications Inc.                                                                        3,000,000          78,210
Sprint Corp. - FON Group                                                                      15,400,000         252,868
                                                                                                               1,007,614

SOFTWARE & SERVICES  -  3.37%
Automatic Data Processing, Inc.                                                                7,525,000         298,065
Electronic Data Systems Corp.                                                                  9,000,000         220,860
Microsoft Corp.                                                                               14,675,000         404,150
Oracle Corp.  (1)                                                                              4,000,000          52,800
                                                                                                                 975,875
BANKS  -  3.36%
Bank of America Corp.                                                                            400,000          32,172
Comerica Inc.                                                                                  2,600,000         145,756
FleetBoston Financial Corp.                                                                    6,400,000         279,360
PNC Financial Services Group, Inc.                                                             3,000,000         164,190
Socidtd Gdndrale                                                                               1,100,000          96,650
SunTrust Banks, Inc.                                                                           1,500,000         107,250
U.S. Bancorp                                                                                   2,000,000          59,560
Wells Fargo & Co.                                                                              1,500,000          88,335
                                                                                                                 973,273

FOOD, BEVERAGE & TOBACCO  -  3.21%
Altria Group, Inc.                                                                             9,100,000         495,222
Coca-Cola Co.                                                                                  2,300,000         116,725
Del Monte Foods Co.  (1)                                                                       5,757,100          59,874
H.J. Heinz Co.                                                                                 2,591,500          94,408
Sara Lee Corp.                                                                                 3,000,000          65,130
Unilever NV (New York registered)                                                              1,500,000          97,350
                                                                                                                 928,709

INSURANCE  -  3.02%
Allstate Corp.                                                                                 1,000,000          43,020
American International Group, Inc.                                                             4,800,000         318,144
Aon Corp.                                                                                      6,500,000         155,610
Jefferson-Pilot Corp.                                                                          1,600,000          81,040
Lincoln National Corp.                                                                         2,000,000          80,740
Marsh & McLennan Companies, Inc.                                                               4,050,000         193,955
                                                                                                                 872,509

AEROSPACE & DEFENSE  -  2.78%
General Dynamics Corp.                                                                         2,245,200         202,944
Honeywell International Inc.                                                                   3,900,000         130,377
Northrop Grumman Corp.                                                                         2,950,000         282,020
Raytheon Co.                                                                                   4,385,000         131,725
United Technologies Corp.                                                                        600,000          56,862
                                                                                                                 803,928

THRIFTS & MORTGAGE FINANCE  -  2.68%
Fannie Mae                                                                                     1,750,800         131,415
Freddie Mac                                                                                    5,380,000         313,762
MGIC Investment Corp.                                                                          2,800,000         159,432
Washington Mutual, Inc.                                                                        4,250,000         170,510
                                                                                                                 775,119

INDUSTRIAL CONGLOMERATES  -  2.23%
General Electric Co.                                                                          14,650,000         453,857
Tyco International Ltd.                                                                        7,250,000         192,125
                                                                                                                 645,982

AUTOMOBILES & COMPONENTS  -  2.18%
General Motors Corp.                                                                           3,700,000         197,580
Harley-Davidson Motor Co.                                                                      2,230,000         105,992
Honda Motor Co., Ltd.                                                                          1,250,000          55,395
Johnson Controls, Inc.                                                                         1,725,000         200,307
Magna International Inc., Class A                                                                890,000          71,245
                                                                                                                 630,519

MATERIALS  -  2.14%
Dow Chemical Co.                                                                               4,380,000         182,077
International Paper Co.                                                                        5,350,000         230,639
MeadWestvaco Corp.                                                                             2,750,000          81,813
Rio Tinto PLC                                                                                  2,250,000          61,915
Weyerhaeuser Co.                                                                               1,000,000          64,000
                                                                                                                 620,444

MEDIA  -  2.00%
Comcast Corp., Class A  (1)                                                                    4,000,000         131,480
Gannett Co., Inc.                                                                              1,050,000          93,618
Interpublic Group of Companies, Inc.  (1)                                                      4,235,000          66,066
Knight-Ridder, Inc.                                                                            1,902,900         147,227
Time Warner Inc.  (1)                                                                          7,750,000         139,423
                                                                                                                 577,814

DIVERSIFIED FINANCIALS  -  1.80%
American Express Co.                                                                           3,500,000         168,805
Bank of New York Co., Inc.                                                                     2,130,000          70,546
Citigroup Inc.                                                                                 1,500,000          72,810
ING Groep NV                                                                                   2,339,200          54,290
J.P. Morgan Chase & Co.                                                                        4,175,000         153,348
                                                                                                                 519,799

HOTELS, RESTAURANTS & LEISURE  -  1.33%
Carnival Corp., units                                                                          3,200,000         127,136
Carnival PLC                                                                                   4,250,000         170,613
McDonald's Corp.                                                                               3,500,000          86,905
                                                                                                                 384,654

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.32%
Applied Materials, Inc.  (1)                                                                   4,500,000         101,025
Intel Corp.                                                                                    5,550,000         178,710
Texas Instruments Inc.                                                                         3,500,000         102,830
                                                                                                                 382,565

UTILITIES  -  1.26%
American Electric Power Co., Inc.                                                              1,200,000          36,612
Constellation Energy Group, Inc.                                                               1,100,000          43,076
FPL Group, Inc.                                                                                3,250,000         212,615
National Grid Transco PLC                                                                     10,200,000          72,808
                                                                                                                 365,111

HEALTH CARE PROVIDERS & SERVICES  -  1.05%
CIGNA Corp.                                                                                    2,225,000         127,938
McKesson Corp.                                                                                 5,500,000         176,880
                                                                                                                 304,818

MACHINERY  -  0.98%
Caterpillar Inc.                                                                                 400,000          33,208
Deere & Co.                                                                                    1,530,000          99,526
Illinois Tool Works Inc.                                                                       1,800,000         151,038
                                                                                                                 283,772

HOUSEHOLD & PERSONAL PRODUCTS  -  0.72%
Avon Products, Inc.                                                                            1,600,000         107,984
Procter & Gamble Co.                                                                           1,000,000          99,880
                                                                                                                 207,864

TRANSPORTATION  -  0.60%
Burlington Northern Santa Fe Corp.                                                             3,400,000         109,990
Southwest Airlines Co.                                                                         3,935,000          63,511
                                                                                                                 173,501

OTHER  -  1.44%
Becton, Dickinson and Co.                                                                      2,525,000         103,879
Equity Office Properties Trust                                                                 2,900,000          83,085
Equity Residential                                                                             2,100,000          61,971
IKON Office Solutions, Inc.                                                                    5,000,000          59,300
Leggett & Platt, Inc.                                                                          5,000,000         108,150
                                                                                                                 416,385

MISCELLANEOUS  -  2.21%
Other common stocks in initial period of acquisition                                                             638,554


TOTAL COMMON STOCKS (cost: $15,735,646,000)                                                                   18,800,845



                                                                                               Number of          Market
                                                                                                  shares           value
CONVERTIBLE SECURITIES & preferred stocks - 0.51%                                                                  (000)

CONVERTIBLE SECURITIES & PREFERRED STOCKS  -  0.46%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                       150,000  $        7,501
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
  2032                                                                                           159,600           8,914
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                       300,000           8,430
ProLogis, Series D, 7.92% preferred                                                              238,794           5,977
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units            5,289,000,000          92,204
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities  (3)                                                                                370,000           9,805
                                                                                                                 132,831

MISCELLANEOUS  -  0.05%
Other convertible securities & preferred stocks in initial period of acquisition                                  14,193


TOTAL CONVERTIBLE SECURITIES & PREFERRED STOCKS (cost: $93,565,000)                                              147,024


                                                                                               Principal          Market
                                                                                                  amount           value
CORPORATE BONDS & NOTES - 16.76%                                                                    (000)          (000)

TELECOMMUNICATION SERVICES  -  1.94%
AT&T Corp.: (4)
 7.00% 2006                                                                               $       15,000  $       16,601
 7.80% 2011                                                                                       55,000          63,417
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                      25,170          29,174
 8.125% 2012 (5)                                                                                  54,105          63,744
TeleCorp PCS, Inc. 10.625% 2010                                                                    4,750           5,555
British Telecommunications PLC: (4)
 7.875% 2005                                                                                      10,000          11,026
 8.375% 2010                                                                                       8,250          10,056
Cingular Wireless LLC 5.625% 2006                                                                  5,000           5,367
Deutsche Telekom International Finance BV:
 8.25% 2005 (4)                                                                                   11,500          12,480
 3.875% 2008                                                                                       5,000           5,023
 8.50% 2010 (4)                                                                                    2,250           2,725
 5.25% 2013                                                                                       30,000          30,374
France Telecom: (4)
 8.45% 2006                                                                                        4,000           4,471
 9.00% 2011                                                                                        7,250           8,722
Orange PLC 9.00% 2009                                                                              4,000           4,278
Koninklijke KPN NV:
 7.50% 2005                                                                                        5,000           5,423
 8.00% 2010                                                                                       10,500          12,581
PCCW-HKT Capital Ltd. 7.75% 2011 (3)                                                              10,000          11,757
Singapore Telecommunications Ltd. 7.375% 2031 (3)                                                  5,000           5,925
Sprint Capital Corp.:
 7.90% 2005                                                                                       10,000          10,656
 6.00% 2007                                                                                       10,000          10,689
 6.375% 2009                                                                                       6,420           6,871
 7.625% 2011                                                                                      52,350          58,779
 8.375% 2012                                                                                      11,500          13,457
 6.90% 2019                                                                                        3,900           3,995
 6.875% 2028                                                                                       5,000           4,896
Telecom Italia SpA: (3)
 Series A, 4.00% 2008                                                                             20,000          20,153
 Series B, 5.25% 2013                                                                             11,000          11,047
Verizon Global Funding Corp. 7.25% 2010                                                           50,500          58,242
Verizon Virginia Inc., Series A, 4.625% 2013                                                       6,000           5,796
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                   27,375          29,236
Vodafone Group PLC 7.75% 2010                                                                     15,000          17,805
                                                                                                                 560,321

BANKS  -  1.50%
AB Spintab 7.50% (undated) (3) (4)                                                                 2,600           2,888
Abbey National PLC: (4)
 6.70% (undated)                                                                                   5,000           5,535
 7.35% (undated)                                                                                   4,500           4,970
Allfirst Preferred Capital Trust 2.65% 2029 (4)                                                    4,000           4,007
Bank of America Corp.:
 4.375% 2010                                                                                       6,000           6,024
 5.125% 2014                                                                                       5,000           4,998
Bank of Nova Scotia 1.375% Eurodollar note (undated) (4)                                           4,000           3,230
Bank of Scotland 7.00% (undated) (3)  (4)                                                          4,225           4,679
HBOS PLC 5.375% (undated) (3)                                                                     15,000          15,030
HBOS Treasury Services PLC 3.75% 2008 (3)                                                         18,500          18,535
Barclays Bank PLC: (3)  (4)
 6.86% callable perpetual core tier one notes (undated)                                            3,000           3,266
 7.375% (undated)                                                                                  4,000           4,661
Bayer Hypo-Vereinsbank 8.741% 2031 (3)                                                             1,200           1,420
HVB Funding Trust III 9.00% 2031 (3)                                                               5,000           6,052
Bayerische Landesbank, Series F, 2.50% 2006                                                        7,000           7,091
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (3) (4)                           4,000           4,605
BNP Paribas Capital Trust 9.003% noncumulative trust preferred                                     6,000           7,522
   (undated) (3)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred                                     7,000           8,007
   (undated) (3) (4)
Canadian Imperial Bank of Commerce 1.375% Eurodollar note 2085 (4)                                 1,600           1,280
City National Corp. 5.125% 2013                                                                    7,000           6,935
Credit Suisse First Boston (USA), Inc.:
 4.625% 2008                                                                                       5,000           5,210
 6.50% 2012                                                                                        3,000           3,344
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed                               5,500           6,344
  preference shares (undated) (3)  (4)
Den Norske CreditBank 1.438% (undated) (4)                                                         3,000           2,246
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred                                  14,425          16,322
  (undated) (3) (4)
Household Finance Corp.:
 6.50% 2008                                                                                        7,000           7,811
 6.375% 2011                                                                                      17,500          19,301
 6.75% 2011                                                                                        5,000           5,637
 6.375% 2012                                                                                      17,000          18,682
 7.00% 2012                                                                                        5,000           5,711
HSBC Capital Funding LP: (4)
 8.03% noncumulative preferred (undated)                                                           5,000           7,620
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (3)                $       10,100          14,845
Midland Bank 1.50% Eurodollar note (undated) (4)                                                   4,000           3,439
J.P. Morgan Chase & Co.:
 4.50% 2010                                                                                       15,000          15,141
 5.75% 2013                                                                                        4,000           4,225
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                 750             823
National Westminster Bank PLC 7.75% (undated) (4)                                                  7,000           8,008
RBS Capital Trust I noncumulative trust preferred, 4.709% (undated)                                4,500           4,312
Royal Bank of Scotland Group PLC:
 7.648% (undated) (4)                                                                              6,000           7,187
 Series 3, 7.816% (undated)                                                                        8,500           9,347
Popular North America, Inc., Series E, 3.875% 2008                                                11,000          10,991
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (3)  (4)                                    47,750          54,000
UnionBanCal Corp. 5.25% 2013                                                                       9,000           9,107
US Bank National Association 2.85% 2006                                                            9,000           9,050
Washington Mutual Bank, FA 6.875% 2011                                                             5,000           5,678
Washington Mutual, Inc.:
 7.50% 2006                                                                                        3,000           3,353
 5.625% 2007                                                                                       4,750           5,123
 4.375% 2008                                                                                      10,000          10,290
 4.00% 2009                                                                                       22,000          22,063
Wells Fargo & Co. 3.50% 2008                                                                       5,000           5,021
Zions Bancorp 6.00% 2015                                                                          13,500          14,191
                                                                                                                 435,157

AUTOMOBILES & COMPONENTS  -  1.29%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                       7,500           7,913
 8.75% 2012                                                                                        9,500          10,925
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                        9,000           9,648
 4.05% 2008                                                                                       22,500          22,369
 4.75% 2008                                                                                        5,000           5,120
 7.30% 2012                                                                                       10,750          11,988
 6.50% 2013                                                                                       10,000          10,553
Ford Motor Co. 7.45% 2031                                                                         10,800          10,946
Ford Motor Credit Co.:
 6.875% 2006                                                                                      35,000          37,374
 6.50% 2007                                                                                        6,000           6,396
 6.75% 2008                                                                                        2,700           2,855
 7.375% 2009                                                                                       5,000           5,497
 7.25% 2011                                                                                       32,000          34,758
 7.375% 2011                                                                                      35,250          38,474
General Motors Acceptance Corp.:
 7.75% 2010                                                                                       15,500          17,592
 6.875% 2011                                                                                      49,150          53,020
 7.25% 2011                                                                                        5,000           5,493
 7.00% 2012                                                                                       41,500          44,688
 8.00% 2031                                                                                       14,500          16,332
General Motors Corp.:
 7.20% 2011                                                                                       15,000          16,515
 8.80% 2021                                                                                        5,000           5,908
                                                                                                                 374,364

INSURANCE  -  1.18%
ACE Capital Trust II 9.70% 2030                                                                    2,500           3,271
AIG SunAmerica Global Financing VII 5.85% 2008 (3)                                                 7,750           8,453
International Lease Finance Corp.:
 3.75% 2007                                                                                        8,000           8,166
 4.35% 2008                                                                                       14,500          14,813
 4.50% 2008                                                                                        4,000           4,135
 Series O, 4.55% 2009                                                                              5,000           4,995
 5.875% 2013                                                                                      12,850          13,562
Allstate Corp. 6.75% 2018                                                                          5,970           6,808
Allstate Financial Global Funding LLC: (3)
 5.25% 2007                                                                                        6,000           6,454
 4.25% 2008                                                                                       19,250          19,709
Hartford Financial Services Group, Inc. 4.70% 2007                                                 3,750           3,943
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (4)                        13,000          15,762
International Nederland Bank NV 5.125% 2015 (3)                                                    7,500           7,491
ReliaStar Financial Corp. 8.00% 2006                                                               9,250          10,464
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (3)                                6,000           6,440
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (3)                                     10,000          10,632
Lincoln National Corp.:
 6.20% 2011                                                                                          700             765
 7.00% 2018                                                                                        1,350           1,563
Mangrove Bay Pass Through Trust 6.102% 2033 (3) (4)                                               32,440          32,174
XL Capital Finance (Europe) PLC 6.50% 2012                                                         3,015           3,305
MetLife, Inc. 3.911% 2005                                                                         12,385          12,741
Monumental Global Funding Trust II: (3)
 2001-B, Series B, 6.05% 2006                                                                      5,000           5,374
 3.45% 2007                                                                                       15,000          15,094
 2002-A, Series A, 5.20% 2007                                                                     21,000          22,422
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                       6,000           6,464
Nationwide Mutual Insurance Co. 7.875% 2033 (3)                                                    5,000           5,802
PRICOA Global Funding I, Series 2003-2, 3.90% 2008 (3)                                            16,500          16,527
Prudential Holdings, LLC, Series C, 8.695% 2023 (3)  (6)                                          29,500          36,521
Prudential Insurance Co. of America 6.375% 2006 (3)                                                3,075           3,352
Principal Life Global Funding I 4.40% 2010 (3)                                                    15,000          15,123
Travelers Property Casualty Corp. 3.75% 2008                                                       9,000           9,048
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011 (3)                                10,000          10,160
                                                                                                                 341,533

CAPITAL GOODS  -  0.87%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (3)  (6)
 Class B, 7.156% 2011                                                                             15,583          17,019
 Class G, MBIA insured, 6.664% 2013                                                               13,117          14,505
Caterpillar Financial Services Corp.:
 Series F, 2.35% 2006                                                                              5,000           4,977
 2.70% 2008                                                                                        4,000           3,869
Deere & Co. 8.95% 2019                                                                             7,330           9,053
John Deere Capital Corp. 3.90% 2008                                                               14,500          14,750
General Dynamics Corp. 4.50% 2010                                                                  3,000           3,071
General Electric Capital Corp., Series A:
 5.00% 2007                                                                                       20,000          21,320
 5.375% 2007                                                                                       7,000           7,535
 3.50% 2008                                                                                       23,000          23,046
 6.00% 2012                                                                                        8,000           8,690
General Electric Co. 5.00% 2013                                                                   29,000          29,382
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (3)                                           2,750           3,000
Hutchison Whampoa International Ltd.: (3)
 7.00% 2011                                                                                        3,500           3,852
 6.50% 2013                                                                                       21,500          22,438
Raytheon Co.:
 6.50% 2005                                                                                        8,917           9,506
 4.85% 2011                                                                                       15,000          15,042
Tyco International Group SA:
 6.125% 2008                                                                                       8,000           8,600
 6.375% 2011                                                                                      26,175          28,105
 6.00% 2013 (3)                                                                                    3,250           3,364
                                                                                                                 251,124

MEDIA  -  0.78%
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                   5,500           6,394
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                        8,000           8,654
 4.625% 2008                                                                                      15,000          15,489
 5.75% 2013                                                                                        3,000           3,139
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                      19,000          22,048
 6.875% 2009                                                                                       8,000           9,031
Comcast Corp. 6.50% 2015                                                                           2,500           2,719
TCI Communications, Inc. 8.75% 2015                                                                2,670           3,386
Cox Communications, Inc. 7.75% 2006                                                                5,000           5,612
Cox Radio, Inc. 6.625% 2006                                                                       17,495          18,932
Gannett Co., Inc. 4.95% 2005                                                                       4,125           4,290
Liberty Media Corp.:
 7.75% 2009                                                                                        7,000           8,037
 7.875% 2009                                                                                      18,000          20,879
 8.25% 2030                                                                                        8,750          10,507
AOL Time Warner Inc.:
 6.875% 2012                                                                                      21,500          24,241
 7.625% 2031                                                                                       5,000           5,790
Time Warner Inc. 8.18% 2007                                                                        3,000           3,477
Univision Communications Inc.:
 2.875% 2006                                                                                      10,000           9,972
 3.875% 2008                                                                                       2,700           2,674
 7.85% 2011                                                                                       11,000          13,096
Viacom Inc.:
 5.625% 2007                                                                                      15,500          16,771
 6.625% 2011                                                                                      10,000          11,369
                                                                                                                 226,507

MATERIALS  -  0.77%
Alcan Inc. 5.20% 2014                                                                             30,480          30,868
Dow Chemical Co.:
 5.00% 2007                                                                                        3,000           3,164
 5.75% 2008                                                                                        3,100           3,327
 5.75% 2009                                                                                        6,250           6,700
 6.00% 2012                                                                                        9,700          10,228
ICI Wilmington, Inc. 5.625% 2013                                                                  17,100          17,215
Inco Ltd. 7.75% 2012                                                                               3,500           4,089
International Paper Co.:
 6.75% 2011                                                                                       15,000          16,702
 5.85% 2012                                                                                       10,000          10,436
 5.50% 2014                                                                                        8,000           8,045
Norske Skogindustrier ASA: (3)
 6.125% 2015                                                                                      24,550          24,922
 7.125% 2033                                                                                      10,000          10,409
Packaging Corp. of America:
 4.375% 2008                                                                                       4,000           4,008
 5.75% 2013                                                                                       13,000          13,157
SCA Coordination Center NV 4.50% 2015 (3)                                                         18,000          16,869
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (6)                                                                         3,522           3,313
 Class A-3, 7.71% 2028                                                                             5,000           3,200
Weyerhaeuser Co.:
 5.95% 2008                                                                                       11,875          12,778
 5.25% 2009                                                                                        8,125           8,449
 6.75% 2012                                                                                       13,000          14,205
                                                                                                                 222,084

DIVERSIFIED FINANCIALS  -  0.71%
Capital One Bank:
 8.25% 2005                                                                                       12,000          12,985
 6.875% 2006                                                                                      15,000          16,235
 4.875% 2008                                                                                      20,000          20,603
CIT Group Inc.:
 5.50% 2007                                                                                       10,000          10,716
 5.75% 2007                                                                                        2,500           2,700
 7.375% 2007                                                                                      11,500          12,999
 4.00% 2008                                                                                        6,000           6,074
 6.875% 2009                                                                                       8,000           8,999
 7.75% 2012                                                                                        8,500          10,058
Citigroup Inc. 3.50% 2008                                                                          6,000           6,028
MBNA America Bank, National Association 7.125% 2012                                                7,650           8,763
MBNA Corp.:
 Series F, 6.125% 2013                                                                             3,500           3,765
 5.00% 2015                                                                                        5,000           4,861
SLM Corp., Series A:
 3.625% 2008                                                                                       4,000           3,987
 3.95% 2008                                                                                       17,500          17,692
 4.00% 2009                                                                                       13,000          13,104
 5.00% 2015                                                                                       10,000           9,887
USA Education, Inc. 5.625% 2007                                                                   31,995          34,698
                                                                                                                 204,154

UTILITIES  -  0.68%
Alabama Power Co., Series U, 2.65% 2006                                                            7,000           7,049
Appalachian Power Co., Series G, 3.60% 2008                                                        7,000           6,924
Cilcorp Inc.:
 8.70% 2009                                                                                       13,000          15,707
 9.375% 2029                                                                                      10,620          14,325
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                              4,000           4,005
Constellation Energy Group, Inc. 6.125% 2009                                                       8,750           9,622
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                        6,250           6,534
 Series 2002-C, 5.70% 2012 (4)                                                                     8,250           8,710
 Series 2003-E, 6.30% 2033                                                                         4,000           4,068
Virginia Electric and Power Co.:
 Series 2002-A, 5.375% 2007                                                                        7,785           8,309
 Series 2003-B, 4.50% 2010                                                                         3,500           3,534
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                    2,250           2,298
Exelon Generation Co., LLC 6.95% 2011                                                             19,520          21,960
Israel Electric Corp. Ltd.: (3)
 7.75% 2009                                                                                        5,000           5,655
 7.75% 2027                                                                                        7,500           7,833
Kern River Funding Corp. 4.893% 2018 (3)  (6)                                                      6,801           6,789
NiSource Finance Corp.:
 7.625% 2005                                                                                      10,000          10,930
 6.15% 2013                                                                                        6,000           6,463
Oncor Electric Delivery Co. 6.375% 2012                                                            8,600           9,467
PacifiCorp, First Mortgage Bonds 5.45% 2013                                                        5,000           5,197
Progress Energy, Inc.:
 6.05% 2007                                                                                        7,375           7,924
 5.85% 2008                                                                                        4,586           4,924
SP PowerAssets Ltd. 3.80% 2008 (3)                                                                11,500          11,560
Tri-State Generation and Transmission Association, Inc., Series 2003-A,                            6,865           7,056
  6.04% 2018 (3) (6)
                                                                                                                 196,843

REAL ESTATE  -  0.45%
Developers Diversified Realty Corp. 4.625% 2010                                                   15,625          15,561
EOP Operating LP:
 7.75% 2007                                                                                        6,500           7,458
 6.75% 2008                                                                                       10,495          11,684
 8.10% 2010                                                                                        3,750           4,416
 6.75% 2012                                                                                        4,125           4,563
Federal Realty Investment Trust 6.125% 2007                                                        4,000           4,277
First Industrial, LP 6.875% 2012                                                                   8,625           9,436
Hospitality Properties Trust 6.75% 2013                                                           13,345          14,006
Kimco Realty Corp. 6.00% 2012                                                                      2,750           2,925
ProLogis Trust:
 7.05% 2006                                                                                        4,000           4,456
 5.50% 2013                                                                                        5,000           5,151
Rouse Co. 7.20% 2012                                                                              19,500          22,016
Simon Property Group, LP 4.875% 2010                                                               5,500           5,614
United Dominion Realty Trust, Inc. 6.50% 2009                                                     17,375          19,171
                                                                                                                 130,734

HEALTH CARE EQUIPMENT & SERVICES  -  0.38%
Aetna Inc.:
 7.375% 2006                                                                                      26,486          29,155
 7.875% 2011                                                                                      14,125          16,722
Columbia/HCA Healthcare Corp. 8.85% 2007                                                           6,000           6,789
HCA Inc.:
 7.125% 2006                                                                                       3,250           3,523
 6.95% 2012                                                                                        5,000           5,370
 6.25% 2013                                                                                        6,750           6,921
 6.75% 2013                                                                                        5,000           5,312
HCA - The Healthcare Co. 8.75% 2010                                                               11,577          13,803
Humana Inc.:
 7.25% 2006                                                                                       13,250          14,486
 6.30% 2018                                                                                        2,500           2,638
UnitedHealth Group Inc. 7.50% 2005                                                                 4,750           5,217
                                                                                                                 109,936

OTHER INDUSTRIES  -  1.47%
BP Capital Markets PLC 2.75% 2006                                                                  7,000           7,016
Bristol-Myers Squibb Co. 4.00% 2008 (3)                                                            6,000           6,102
Carnival Corp.:
 3.75% 2007 (3)                                                                                    5,000           5,013
 6.15% 2008                                                                                        3,000           3,270
Cendant Corp.:
 6.875% 2006                                                                                      10,835          11,896
 6.25% 2008                                                                                       11,750          12,831
 7.375% 2013                                                                                      14,000          16,081
 7.125% 2015                                                                                       3,000           3,394
Centex Corp. 4.75% 2008                                                                           15,000          15,490
ChevronTexaco Capital Co. 3.50% 2007                                                               3,000           3,058
ConocoPhillips 3.625% 2007                                                                         6,000           6,054
Costco Wholesale Corp. 5.50% 2007                                                                  4,750           5,128
CVS Corp.: (3) (6)
 6.117% 2013                                                                                      10,553          11,361
 5.789% 2026                                                                                      22,000          21,984
Devon Financing Corp., ULC 6.875% 2011                                                            10,000          11,357
Electronic Data Systems Corp.:
 7.125% 2009                                                                                       4,600           4,918
 Series B, 6.00% 2013 (4)                                                                         63,250          62,286
Hyatt Equities, LLC 6.875% 2007 (3)                                                               17,750          19,083
Kroger Co. 7.25% 2009                                                                              1,875           2,138
Lennar Corp. 5.95% 2013                                                                            4,000           4,194
MDC Holdings, Inc. 5.50% 2013                                                                      5,000           5,020
Motorola, Inc.:
 6.75% 2006                                                                                       12,000          12,935
 8.00% 2011                                                                                       31,820          37,699
 5.22% 2097                                                                                       10,314           7,792
Office Depot, Inc. 6.25% 2013                                                                     10,740          11,297
OXYMAR 7.50% 2016 (3)                                                                              4,000           4,320
Pemex Finance Ltd. 9.69% 2009 (6)                                                                 10,360          12,315
Pulte Homes, Inc.:
 6.25% 2013                                                                                        5,000           5,317
 7.875% 2032                                                                                      14,750          17,185
Schering-Plough Corp. 5.30% 2013                                                                   8,500           8,668
SUPERVALU INC 7.50% 2012                                                                          14,750          16,782
Toll Brothers, Inc. 6.875% 2012                                                                   13,750          15,187
Toys "R" Us, Inc.:
 7.875% 2013                                                                                       6,250           6,735
 7.375% 2018                                                                                      10,855          10,872
Unilever Capital Corp. 5.90% 2032                                                                 10,000          10,066
Valero Energy Corp. 6.125% 2007                                                                    1,475           1,603
Waste Management, Inc. 6.50% 2008                                                                  8,500           9,364
                                                                                                                 425,811

PRIVATE ISSUE MORTGAGE-BACKED OBLIGATIONS (6)  -  2.81%
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                    5,000           5,582
Banc of America Mortgage Securities Trust: (4)
 Series 2003-F, Class 2-A-1, 3.734% 2033                                                          19,683          19,899
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                          18,161          18,237
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                           6,713           6,747
Bear Stearns ARM Trust: (4)
 Series 2003-6, Class A-2, 4.074% 2033                                                            31,119          31,451
 Series 2003-3, Class II-A-2, 4.211% 2033                                                          5,909           5,950
 Series 2003-3, Class III-A-1, 5.185% 2033                                                        12,582          12,731
 Series 2003-9, Class III-A-3, 4.457% 2034                                                        50,951          51,476
 Series 2003-9, Class III-A-2, 5.082% 2034                                                        34,277          34,887
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.77% 2013 (3)  (4)                                                    4,420           4,411
 Series 2000-WF2, Class A-2, 7.32% 2032                                                            2,000           2,330
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                           6,000           6,717
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                             28,150          31,296
 Series 1998-1, Class A-2, 6.56% 2030                                                              6,000           6,670
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,                       3,000           3,503
  Series 1999-1, Class C, 7.625% 2031
CHL Mortgage Pass-Through Trust:
 Series 2003-J-6, Class 2-A-1, 4.75% 2018                                                         16,626          16,501
 Series 2003-HYB3, Class 4-A-1, 3.551% 2033 (4)                                                   11,878          11,863
 Series 2003-27, Class A-1, 3.842% 2033 (4)                                                       12,453          12,385
 Series 2003-56, Class 6-A-1, 4.958% 2033 (4)                                                     48,122          48,391
CS First Boston Mortgage Securities Corp.:
 Series 2003-AR20, Class 2-A-2, 4.026% 2033 (4)                                                    8,699           8,745
 Series 2001-CF2, Class A-2, 5.935% 2034                                                           8,000           8,501
 Series 2001-CF2, Class A-3, 6.238% 2034                                                           7,000           7,690
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                          3,857           3,998
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                          3,847           4,000
 Series 1998-C1, Class A-1B, 6.48% 2040                                                            8,375           9,281
 Series 1999-C1, Class A-1, 6.91% 2041                                                            18,714          20,382
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                             3,750           4,171
DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A-1B, 7.29% 2021 (3)                         1,515           1,556
First Union National Bank Commercial Mortgage Trust:
 Series 2000-C1, Class A-1, 7.739% 2032                                                           10,569          11,825
 Series 2002-C1, Class A-1, 5.585% 2034                                                            6,783           7,256
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,                             1,990           2,090
  Series 1998-C2, Class A-1, 6.28% 2035
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (3)                             7,369           7,754
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.78%
   2036 (4)                                                                                        4,000           4,401
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030 (4)                         10,000          10,996
Hilton Hotel Pool Trust, Series 2000-HLT, Class A-1, 7.055% 2015 (3)                               7,792           8,606
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015 (3)                                7,539           8,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,                         7,010           7,627
  Class A-2, 6.001% 2033
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (3)                                       17,545          18,472
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                7,400           8,192
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                            3,750           4,476
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.117% 2025 (4)                                                        1,977           2,020
 Series 1999-C1, Class A-2, 7.56% 2031                                                             6,750           7,659
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.843% 2016 (3)  (4)                                                  14,863          14,863
 Series 1997-HF1, Class B, 7.33% 2029 (3)                                                          8,656           9,684
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                          10,000          11,165
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                             2,458           2,546
 Series 2002-IQ2, Class A-2, 5.16% 2035                                                           10,000          10,611
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                           9,000           9,896
 Series 2003-TOP9, Class A-1, 3.98% 2036                                                           4,830           4,857
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                              6,157           6,568
Opryland Hotel Trust, Series 2001-OPRA, Class C, 2.11% 2011 (3)  (4)                               5,000           4,889
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                              5,301           5,403
Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK,                                       15,555          17,469
  Class A-2, 6.605% 2034
Residential Funding Mortgage Securities I, Inc., Series 2003-S15,                                 37,003          36,606
  Class A-1, 4.50% 2018
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1,                                       20,000          22,234
  Class A-3, 6.428% 2035
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.541%                                3,537           3,908
  2027 (3)  (4)
WaMu Mortgage Pass-Through Certificates Trust: (4)
 Series 2003-AR7, Class A-7, 3.84% 2033                                                           16,032          15,740
 Series 2003-AR8, Class A, 4.03% 2033                                                             18,612          18,782
 Series 2003-AR5, Class A-7, 4.21% 2033                                                            9,386           9,411
 Series 2003-AR6, Class A-1, 4.38% 2033                                                           14,148          14,137
Wells Fargo Mortgage Backed Securities Trust:
 Series 2003-13, Class A-1, 4.50% 2018                                                            19,766          19,790
 Series 2003-12, Class A-1, 4.75% 2018                                                            33,382          33,308
 Series 2003-B, Class A-1, 4.15% 2033 (4)                                                         12,599          12,686
 Series 2003-K, Class I-A-1, 4.522% 2033 (4)                                                      19,891          19,588
                                                                                                                 813,036

PRIVATE ISSUE ASSET-BACKED OBLIGATIONS  (6)  -  1.93%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408%                             4,608           4,658
  2022 (3)
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured,                                3,905           4,251
  8.057% 2022
American Airlines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 3.857% 2010                                                8,500           8,406
 Series 2001-2, Class A-2, 7.858% 2013                                                             5,000           5,077
AmeriCredit Automobile Receivables Trust, Series 2003-CF, Class A-4, FSA                          15,000          15,295
  insured, 3.48% 2010
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates,                       5,000           5,013
  Series 2003-5, Class A-2, 2.43% 2033
Banco Itau SA, XLCA insured: (3)  (4)
 Series 2002-2, 1.828% 2006                                                                        7,000           6,965
 Series 2002, 1.878% 2007                                                                          6,750           6,716
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series                            3,750           3,940
  2002-1, 5.943% 2022
California Infrastructure and Economic Development Bank, Special Purpose
  Trust, Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                      3,397           3,620
 PG&E-1, Class A-7, 6.42% 2008                                                                     8,781           9,345
Centex Home Equity Loan Trust:
 Series 2003-A, Class AF-3, 2.708% 2026                                                            3,200           3,199
 Series 2003-C, Class AF-6, 4.81% 2033                                                             5,000           5,030
Chase Credit Card Owner Trust, Series 2003-4, Class B, 1.813% 2016 (4)                            14,000          14,064
Chase Funding Trust:
 Series 2003-5, Class IA-6, 4.597% 2015                                                           10,000           9,744
 Series 2003-1, Class IA-3, 3.14% 2023                                                             3,500           3,528
CIT Equipment Collateral, Series 2002-VT1:
 Class B, 3.97% 2009                                                                               1,474           1,489
 Class C, 4.44% 2009                                                                               2,991           2,933
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                     8,000           7,888
Conseco Finance Home Equity Loan Trust, Series 2001-C, Class A-3, 5.39% 2025                         341             341
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class                          3,648           3,693
  A-2, 5.16% 2033
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030                                   2,869           2,840
Continental Airlines, Inc.:
 Series 1998-1, Class A, 6.648% 2019                                                               2,601           2,542
 Series 1997-4, Class A, 6.90% 2019                                                                2,107           2,081
 Series 1999-1, Class B, 6.795% 2020                                                               6,783           5,731
 Series 1999-2, Class A-1, 7.256% 2021                                                             2,006           2,039
CPS Auto Receivables Trust: (3)
 Series 2003-A, Class A-2, XLCA insured, 2.89% 2009                                                5,997           5,988
 Series 2002-B, Class A-2, XLCA insured, 3.50% 2009                                                2,287           2,330
 Series 2003-D, Class A-2, 3.56% 2010                                                             10,000          10,072
Delta Air Lines, Inc.:
 Series 2001-1, Class A-2, 7.111% 2013                                                             2,000           2,018
 Series 2002-1, Class C, 7.779% 2013                                                               8,297           7,094
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09%
   2008 (3)                                                                                        7,000           7,214
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715%
   2009 (3)                                                                                       12,000          12,090
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (3)                       1,232           1,235
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,                    19,225          18,340
  Class A, 6.72% 2025
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
  2009 (3)                                                                                         7,121           7,121
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58%
  2011 (3)                                                                                        20,484          20,638
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                           12,500          13,032
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (3)                              3,484           3,575
Green Tree Home Improvement and Home Equity Loan Trust, Series 1996-C, Class                       3,860           3,872
  HI-B1, 7.75% 2021
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                   7,500           7,742
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B,                   4,000           3,959
  1.713% 2011 (4)
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009 (3)                            10,500          10,659
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA                        4,000           4,051
  insured, 3.175% 2006
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-2,                      4,000           3,545
  3.391% 2032 (4)
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C-1, 6.80% 2014                         12,500          13,611
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1: (4)
 Class M-1, 1.841% 2033                                                                            4,974           4,997
 Class M-2, 2.341% 2033                                                                            4,000           3,982
Metris Master Trust:  (4)
 Series 2001-1, Class A, 1.369% 2007                                                               5,000           5,003
 Series 2001-3, Class A, 1.379% 2008                                                              12,800          12,663
MMCA Auto Owner Trust:
 Series 2002-2, Class A-3, 3.67% 2006                                                              5,000           5,007
 Series 2002-1, Class A-3, 4.15% 2006                                                                526             526
 Series 2001-2, Class B, 5.75% 2007                                                                2,256           2,291
 Series 2001-4, Class B, 4.84% 2008                                                                3,436           3,446
 Series 2002-4, Class A-4, 3.05% 2009                                                              7,000           7,050
 Series 2002-2, Class A-4, 4.30% 2010                                                             13,000          13,153
 Series 2002-2, Class B, 4.67% 2010                                                                3,018           2,614
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured,
   3.03% 2010                                                                                      5,000           5,080
NextCard Credit Card Master Note Trust, Series 2001-1A, Class A, 1.42%
   2007 (3) (4)                                                                                       39              38
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.863%
   2010 (3)  (4)                                                                                   5,000           5,030
Northwest Airlines, Inc.:
 Series 1999-3, Class G, 7.935% 2020                                                               9,424           9,989
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                               2,000           2,086
Oakwood Mortgage Investors Trust, Series 2002-B, Class A-3, 6.06% 2025                             5,000           4,531
Pass-through Amortizing Credit Card Trusts, Series 2002-1A: (3)
 Class A-2FX, 4.685% 2012                                                                          7,504           7,578
 Class A-3FX, 6.298% 2012                                                                          6,174           6,257
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (3)                    5,250           5,703
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                 7,000           7,828
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
   2.41% 2010 (3)                                                                                  6,485           6,527
Providian Master Trust, Series 2000-1, Class C, 2.291% 2009 (3)  (4)                               6,000           5,915
Residential Asset Mortgage Products Trust:
 Series 2003-RS1, Class A-I-3, 3.495% 2028                                                         3,700           3,736
 Series 2003-RZ4, Class A-7, 4.79% 2033                                                            8,500           8,472
 Series 2003-RS11, Class A-I-7, 4.828% 2033                                                        9,000           8,968
 Series 2003-RS9, Class A-I-7, 5.06% 2033                                                         13,381          13,454
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-2, 2.15% 2024                                                          3,000           3,000
 Series 2003-KS10, Class A-I-2, 2.71% 2026                                                         9,200           9,207
 Series 2001-KS3, Class A-I-6, 5.96% 2031                                                         12,000          12,692
 Series 2001-KS6, Class A-2, 1.441% 2033 (4)                                                       9,417           9,414
 Series 2003-KS8, Class A-I-6, 4.83% 2033                                                          8,500           8,576
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                            508             508
 Series 2001-HS2, Class A-4, 5.135% 2016 (4)                                                       1,617           1,637
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured,
   2.84% 2009 (3)                                                                                  9,915          10,034
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,                   2,585           2,697
   5.70% 2023 (3)
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,                         5,169           5,058
   Series 2001-A, Class A, 6.36% 2025
Triad Automobile Receivables Owner Trust, AMBAC insured:
 Series 2002-A, Class A-3, 2.62% 2007                                                              5,000           5,055
 Series 2002-1, Class A-3, 3.00% 2009 (3)                                                          6,435           6,530
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023                          6,775           7,328
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                            6,000           6,190
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                    5,000           5,117
World Financial Network Credit Card Master Note Trust, Series 2001-A, Class B,                     4,000           4,001
  1.833% 2008 (4)
                                                                                                                 557,582
TOTAL CORPORATE BONDS & NOTES                                                                                  4,849,186

                                                                                               Principal          Market
                                                                                                  amount           value
GOVERNMENT OBLIGATIONS - 12.17%                                                                     (000)          (000)

U.S. TREASURY NOTES & BONDS  -  9.03%
 6.00% August 2004                                                                        $      101,000  $      104,061
 7.875% November 2004                                                                             30,000          31,720
 10.75% August 2005                                                                              100,000         114,625
 5.75% November 2005                                                                             149,750         160,770
 6.875% May 2006                                                                                  40,000          44,469
 3.50% November 2006                                                                             250,000         258,438
 3.375% January 2007 (7)                                                                          80,864          87,594
 6.25% February 2007                                                                              44,000          49,067
 4.375% May 2007                                                                                 100,000         105,922
 6.625% May 2007                                                                                 180,000         203,710
 3.25% August 2007 (5)                                                                           150,000         153,024
 3.00% November 2007                                                                             181,000         182,555
 3.625% January 2008 (7)                                                                         123,677         136,804
 3.00% February 2008                                                                             150,000         150,704
 2.625% May 2008                                                                                  20,000          19,700
 5.625% May 2008 (5)                                                                              25,000          27,695
 4.75% November 2008                                                                              20,000          21,412
 10.375% November 2009                                                                            15,000          16,160
 10.00% May 2010                                                                                   4,500           5,010
 5.75% August 2010                                                                                20,000          22,431
 3.50% January 2011 (7)                                                                           47,834          53,798
 5.00% February 2011                                                                              25,000          26,856
 3.375% January 2012 (7)                                                                          62,515          70,026
 4.375% August 2012                                                                               72,000          73,452
 10.375% November 2012                                                                             8,000          10,219
 11.250% February 2015                                                                             8,000          12,810
 9.875% November 2015                                                                              4,000           5,968
 8.125% August 2019                                                                              100,000         135,125
 6.25% August 2023                                                                                88,500         100,932
 6.875% August 2025                                                                               67,750          82,909
 5.25% February 2029                                                                              15,000          15,134
 3.375% April 2032 (7)                                                                           104,229         128,810
                                                                                                               2,611,910

FEDERAL AGENCY: MORTGAGE PASS-THROUGH OBLIGATIONS  (6) -  2.38%
Fannie Mae:
 4.50% 2019                                                                                       20,000          20,022
 5.00% 2018 - 2033                                                                                37,783          38,003
 5.50% 2016 - 2034                                                                               132,948         136,333
 6.00% 2013 - 2033                                                                                68,101          71,164
 6.50% 2013 - 2032                                                                                21,213          22,299
 7.00% 2008 - 2031                                                                                 2,688           2,858
 7.50% 2030 - 2031                                                                                 4,351           4,669
 8.50% 2027                                                                                        1,065           1,164
 9.00% 2016                                                                                        1,342           1,457
 10.50% 2022                                                                                       1,436           1,664
 11.00% 2018 - 2020                                                                                2,104           2,476
Freddie Mac:
 4.50% 2019                                                                                       24,250          24,254
 5.00% 2019 - 2034                                                                                90,000          90,729
 6.00% 2034                                                                                       30,000          31,003
 6.50% 2031                                                                                        1,437           1,508
 7.50% 2022 - 2024                                                                                   228             245
 8.50% 2008 - 2020                                                                                 1,016           1,120
 10.00% 2018                                                                                         958           1,106
Government National Mortgage Association:
 5.50% 2017 - 2034                                                                                87,785          89,215
 6.00% 2014 - 2034                                                                                64,957          67,437
 6.50% 2031 - 2032                                                                                19,661          20,780
 7.00% 2022 - 2032                                                                                17,272          18,502
 7.50% 2022 - 2032                                                                                20,794          22,436
 8.00% 2023 - 2030                                                                                10,492          11,413
 9.00% 2009                                                                                        2,643           2,867
 10.00% 2020 - 2021                                                                                2,756           3,218
                                                                                                                 687,942

FEDERAL AGENCY: NON-PASS-THROUGH OBLIGATIONS  -  0.38%
Federal Home Loan Bank 4.125% 2004                                                                23,140          23,684
Freddie Mac:
 4.25% 2005                                                                                       64,250          66,677
 5.75% 2010                                                                         Euro           3,000           4,128
 6.25% 2012                                                                                $       5,000           5,274
 6.75% 2031                                                                                        7,850           9,072
                                                                                                                 108,835

FEDERAL AGENCY: COLLATERALIZED MORTGAGE OBLIGATIONS  (6) -  0.30%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                             6,970           7,177
 Series 2001-4, Class NA, 11.79% 2025 (4)                                                          1,646           1,907
 Series 2002-W3, Class A-5, 7.50% 2028                                                             4,384           4,789
 Series 2001-20, Class D, 11.034% 2031 (4)                                                           299             348
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                        19,200          19,206
 Series 2001-T10, Class A-1, 7.00% 2041                                                            2,716           2,932
 Series 2001-50, Class BA, 7.00% 2041                                                              2,682           2,859
 Series 2002-W1, Class 2A, 7.50% 2042                                                              3,975           4,343
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (4)                                                           4,314           4,273
 Series SF2, Class GC, 2.64% 2009                                                                 10,000           9,558
 Series 2310, Class B, 9.911% 2015 (4)                                                               645             719
 Series T-041, Class 3-A, 7.50% 2032                                                              15,601          17,093
 Series T-056, Class A-2A, 2.842% 2036                                                             8,000           8,018
 Series T-042, Class A-2, 5.50% 2042                                                               4,596           4,665
                                                                                                                  87,887

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.08%
State of Qatar 9.75% 2030                                                                          5,000           7,075
United Mexican States Government, Global:
 4.625% 2008                                                                                       3,500           3,553
 10.375% 2009                                                                                      6,500           8,255
 Eurobonds, 6.375% 2013                                                                            5,000           5,200
                                                                                                                  24,083
TOTAL GOVERNMENT OBLIGATIONS                                                                                   3,520,657

                                                                                               Principal          Market
                                                                                                  amount           value
OTHER OBLIGATIONS - 0.40%                                                                           (000)          (000)

MUNICIPALS  OBLIGATIONS -  0.06%
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E:
 3.585% 2004                                                                              $       10,425  $       10,481
 4.33% 2006                                                                                        7,500           7,711
                                                                                                                  18,192


MISCELLANEOUS  -  0.34%
Other obligations in initial period of acquisition                                                                99,246
Total other obligations                                                                                          117,438

TOTAL BONDS & NOTES (cost: $8,162,570,000)                                                                     8,487,281



                                                                                               Principal          Market
                                                                                                  amount           value
SHORT-TERM SECURITIES - 5.94%                                                                       (000)          (000)

CORPORATE SHORT-TERM NOTES  -  4.80%
Anheuser-Busch Cos. Inc. 1.01% due 2/3/2004 (3) (5)                                       $       25,000  $       24,976
Bank of America Corp. 1.10% due 3/15-4/5/2004 (5)                                                 36,500          36,404
Receivables Capital Corp. 1.10% due 2/6/2004 (3)                                                  36,357          36,316
BellSouth Corp. 1.01% due 2/2/2004 (3)                                                            50,000          49,954
ChevronTexaco Corp. 1.02% due 1/23/2004 (5)                                                       22,400          22,385
Citicorp 1.07% due 1/5/2004 (5)                                                                   50,000          49,992
Clorox Co. 1.02% due 1/13/2004                                                                    40,000          39,985
Coca-Cola Co. 1.02%-1.03% due 3/8-3/10/2004                                                       50,700          50,597
E.I. DuPont de Nemours & Co. 1.03%-1.07% due 1/14-2/20/2004                                      121,200         121,090
Edison Asset Securitization LLC 1.09% due 1/22-2/5/2004 (3)                                       71,700          71,639
FCAR Owner Trust I 1.09%-1.10% due 1/6-2/3/2004                                                   50,000          49,969
Gannett Co. 1.03% due 1/27/2004 (3)                                                               15,300          15,288
Harley-Davidson Funding Corp. 1.03% due 1/7/2004 (3)                                              15,000          14,997
Household Finance Corp. 1.08% due 1/13-1/26/2004                                                  41,300          41,269
IBM Credit Corp. 1.01%-1.02% due 1/6-1/16/2004                                                    32,900          32,890
Medtronic Inc. 1.02%-1.03% due 1/13-1/22/2004 (3)                                                 47,400          47,376
Merck & Co. Inc. 1.01% due 1/21/2004                                                              50,000          49,971
Motiva Enterprises LLC 1.03%-1.04% due 1/7-1/12/2004                                              45,000          44,988
New Center Asset Trust 1.07% due 1/20-1/22/2004                                                   47,400          47,370
Park Avenue Receivables Corp. 1.09% due 1/12-1/15/2004 (3)                                        44,500          44,482
Pfizer Inc 1.01%-1.04% due 1/9-2/13/2004 (3)                                                     115,100         115,019
Preferred Receivables Funding Corp. 1.08%-1.09% due 1/21-3/1/2004 (3)                            108,800         108,683
Private Export Funding Corp. 1.05%-1.08% due 2/12-4/1/2004 (3)                                    63,000          62,882
Procter & Gamble Co. 1.01%-1.02% due 1/9-1/15/2004 (3)                                            30,700          30,692
SBC International Inc. 1.05% due 1/14/2004 (3)                                                    25,000          24,990
Triple-A One Funding Corp. 1.09% due 1/7-1/8/2004 (3)                                             50,209          50,198
United Parcel Service Inc. 0.92% due 1/21/2004                                                    25,000          24,985
USAA Capital Corp. 1.03%-1.05% due 1/15-2/17/2004                                                 53,900          53,857
Verizon Network Funding Corp. 1.03% due 2/20/2004                                                 25,000          24,963
                                                                                                               1,388,207

U.S. TREASURIES  -  0.43%
U.S. Treasury Bills 0.895%-0.96% due 1/2-3/18/2004 (5)                                           124,600         124,463


CERTIFICATES OF DEPOSIT  -  0.42%
Wells Fargo & Co. 1.04%-1.05% due 1/20-2/17/2004                                                 120,500         120,499


FEDERAL AGENCY DISCOUNT NOTES  -  0.29%
Federal Farm Credit Banks 1.00% due 2/23/2004                                                     25,000          24,962
International Bank for Reconstruction and Development 1.00% due 2/13/2004                         34,600          34,558
Student Loan Marketing Assn. 0.963% due 6/17/2004 (4)                                             25,000          24,975
                                                                                                                  84,495


TOTAL SHORT-TERM SECURITIES (cost: $1,717,671,000)                                                             1,717,664


TOTAL INVESTMENT SECURITIES (cost: $25,709,452,000)                                                           29,152,814
Other assets less liabilities                                                                                   (220,934)

NET ASSETS                                                                                                   $28,931,880

(1) Security did not produce income during the last 12 months.
(2) The fund owns 5.04% of the outstanding voting securities of Noble Energy, Inc. and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Coupon rate may change periodically.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE JUNE 30, 2003

Amgen
Bank of America
Bank of New York
BellSouth
Burlington Resources
Citigroup
Fannie Mae
FPL Group
Freddie Mac
Harley-Davidson Motor
Illinois Tool Works
Jefferson-Pilot
Knight-Ridder
Magna International
Marsh & McLennan Companies
McKesson
Procter & Gamble
QUALCOMM
Rio Tinto
SBC Communications
Southwest Airlines
SunTrust Banks
U.S. Bancorp
Wall-Mart Stores

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE JUNE 30, 2003

Aetna
Analog Devices
CenturyTel
Chubb
Crompton
Duke Energy
Exelon
Flextronics International
Halliburton
Imperial Oil
Kerr-McGee
Kingfisher
Linear Technology
Millennium Chemicals
National City
NIKE
NiSource
Royal & Sun Alliance Insurance Group
Schering-Plough
TXU



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES           (dollars and shares in thousands,
at December 31, 2003                                  except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,605,292)                                             $29,025,744
  Affiliated issuers (cost: $104,160)                                                      127,070          $29,152,814
 Cash                                                                                                               705
 Receivables for:
  Sales of investments                                                                     110,208
  Sales of fund's shares                                                                   135,857
  Dividends and interest                                                                   129,940              376,005
                                                                                                             29,529,524
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 545,752
  Repurchases of fund's shares                                                              32,847
  Investment advisory services                                                               5,979
  Services provided by affiliates                                                           11,956
  Deferred Directors' compensation                                                             908
  Other fees and expenses                                                                      202              597,644
NET ASSETS AT DECEMBER 31, 2003                                                                             $28,931,880

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                 $25,502,322
 Undistributed net investment income                                                                              7,508
 Accumulated net realized loss                                                                                  (21,403)
 Net unrealized appreciation                                                                                  3,443,453
NET ASSETS AT DECEMBER 31, 2003                                                                             $28,931,880

TOTAL AUTHORIZED CAPITAL STOCK - 2,500,000 SHARES, $.001 PAR VALUE

                                                         Net assets          Shares outstanding      Net asset value per share (1)

Class A                                                 $19,951,146                 1,153,959                        $17.29
Class B                                                   3,343,443                   193,884                         17.24
Class C                                                   2,967,980                   172,190                         17.24
Class F                                                     658,912                    38,115                         17.29
Class 529-A                                                 389,211                    22,522                         17.28
Class 529-B                                                 137,321                     7,948                         17.28
Class 529-C                                                 192,854                    11,162                         17.28
Class 529-E                                                  26,558                     1,537                         17.28
Class 529-F                                                   6,703                       388                         17.27
Class R-1                                                    16,422                       952                         17.24
Class R-2                                                   293,177                    17,004                         17.24
Class R-3                                                   562,735                    32,616                         17.25
Class R-4                                                   258,429                    14,957                         17.28
Class R-5                                                   126,989                     7,341                         17.30

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $18.34 and $18.33, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended December 31, 2003                     (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $3,304;
    also includes $455 from affiliates                                                    $324,078
  Interest                                                                                 322,134             $646,212

 Fees and expenses:
  Investment advisory services                                                              55,043
  Distribution services                                                                     88,954
  Transfer agent services                                                                   22,746
  Administrative services                                                                    8,032
  Reports to shareholders                                                                      841
  Registration statement and prospectus                                                      1,437
  Postage, stationery and supplies                                                           2,807
  Directors' compensation                                                                      309
  Auditing and legal                                                                            76
  Custodian                                                                                    393
  State and local taxes                                                                          1
  Other                                                                                         69
  Total expenses before reimbursement                                                      180,708
   Reimbursement of expenses                                                                   418              180,290
 Net investment income                                                                                          465,922

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                              154,255
  Non-U.S. currency transactions                                                              (710)             153,545
 Net unrealized appreciation on:
  Investments                                                                            3,961,627
  Non-U.S. currency translations                                                                42            3,961,669
   Net realized gain and unrealized appreciation
    on investments and non-U.S. currency                                                                      4,115,214
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $4,581,136



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                               Year ended December 31
                                                                                              2003                 2002
OPERATIONS:
 Net investment income                                                                    $465,922             $365,757
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                           153,545             (171,397)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                      3,961,669           (1,185,492)
  Net increase (decrease) in net assets
   resulting from operations                                                             4,581,136             (991,132)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                                     (469,461)            (376,231)
 Distributions from net realized gain
  on investments                                                                                 -              (17,049)
   Total dividends and distributions paid
    to shareholders                                                                       (469,461)            (393,280)

CAPITAL SHARE TRANSACTIONS                                                               8,395,553            7,776,719

TOTAL INCREASE IN NET ASSETS                                                            12,507,228            6,392,307

NET ASSETS:
 Beginning of year                                                                      16,424,652           10,032,345
 End of year (including undistributed
  net investment income: $7,508 and $7,282, respectively)                              $28,931,880          $16,424,652


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2003, the cost of investment securities for federal income tax purposes was $25,710,965,000.

During the year ended December 31, 2003, the fund reclassified $3,765,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)


Undistributed net investment income and currency gains
                                                                                                               $9,231
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                     (67)
  2003 through December 31, 2003
Capital loss carryforward expiring in 2010                                                                   (20,638)
Gross unrealized appreciation on investment securities                                                      3,792,797
Gross unrealized depreciation on investment securities                                                      (350,948)

Capital gains realized during the year ended December 31, 2003, were offset by capital losses of $126,876,000, which were realized during the period November 1, 2002 through December 31, 2002, and the utilization of a capital loss carryforward of $22,893,000. The remaining capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


YEAR ENDED DECEMBER 31, 2003
                                Distributions from              Distributions from
                                   ordinary income         long-term capital gains        Total distributions paid
Share class
Class A                                $ 364,606                          -                       $ 364,606
Class B                                   39,762                          -                          39,762
Class C                                   31,736                          -                          31,736
Class F                                   10,466                          -                          10,466
Class 529-A                                6,048                          -                           6,048
Class 529-B                                1,347                          -                           1,347
Class 529-C                                1,852                          -                           1,852
Class 529-E                                  338                          -                             338
Class 529-F                                   57                          -                              57
Class R-1                                    133                          -                             133
Class R-2                                  2,551                          -                           2,551
Class R-3                                  5,528                          -                           5,528
Class R-4                                  2,648                          -                           2,648
Class R-5                                  2,389                          -                           2,389
Total                                  $ 469,461                          -                       $ 469,461




YEAR ENDED DECEMBER 31, 2002(1)
                                Distributions from              Distributions from
Share class                        ordinary income         long-term capital gains        Total distributions paid
Class A
Class B                                $ 316,029                     $ 14,753                     $ 330,782
Class C                                   27,444                        1,200                        28,644
Class F                                   21,424                          882                        22,306
Class 529-A                                6,630                          212                         6,842
Class 529-B                                2,132                            2                         2,134
Class 529-C                                  493                           -*                           493
Class 529-E                                  733                           -*                           733
Class 529-F                                  102                            -                           102
Class R-1                                      2                            -                             2
Class R-2                                     15                            -                            15
Class R-3                                    253                            -                           253
Class R-4                                    513                            -                           513
Class R-5                                    132                            -                           132
Total                                        329                            -                           329
                                       $ 376,231                     $ 17,049                     $ 393,280



* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.232% on such assets in excess of $27 billion. For the year ended December 31, 2003, the investment advisory services fee was $55,043,000, which was equivalent to an annualized rate of 0.259% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2003, unreimbursed expenses subject to reimbursement totaled $14,613,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended December 31, 2003, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $38,148          $19,613        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B         24,294            3,133         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C         19,954          Included            $2,993              $842            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,111          Included              667                72             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         292           Included             377                 44                  $251
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         919           Included             138                 43                   92
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        1,234          Included             185                 43                  123
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         85            Included              25                  3                   17
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          7            Included              4                  -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          86            Included              13                  8             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,194          Included             239                 839            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         1,347          Included              404                330            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          283           Included             170                 14             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              91                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $88,954          $22,746            $5,306             $2,240                $486
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $193,000 in current fees (either paid in cash or deferred) and a net increase of $116,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                        Reinvestments of dividends
Share class                          Sales(1)                          dividends and distributions
                                      Amount               Shares        Amount              Shares
Year ended December 31, 2003
Class A                          $ 6,685,693              428,711     $ 347,356              22,523
Class B                            1,275,567               82,397        37,767               2,452
Class C                            1,377,511               87,810        29,706               1,926
Class F                              335,973               21,445         9,442                 609
Class 529-A                          184,592               11,785         6,048                 390
Class 529-B                           65,096                4,213         1,347                  87
Class 529-C                           97,757                6,243         1,852                 120
Class 529-E                           13,195                  844           338                  22
Class 529-F                            5,632                  357            57                   4
Class R-1                             13,694                  883           133                   8
Class R-2                            268,105               17,435         2,548                 162
Class R-3                            493,130               31,459         5,527                 351
Class R-4                            241,670               15,289         2,648                 166
Class R-5                            102,322                6,998         2,340                 149
Total net increase
   (decrease)                   $ 11,159,937              715,869     $ 447,109              28,969

Year ended December 31, 2002(2)
Class A                          $ 6,783,079              447,156     $ 315,045              20,870
Class B                            1,468,184               96,537        27,147               1,813
Class C                            1,306,014               85,679        20,945               1,401
Class F                              312,781               20,616         6,155                 411
Class 529-A                          169,551               11,236         2,134                 145
Class 529-B                           57,835                3,854           494                  33
Class 529-C                           81,746                5,414           733                  50
Class 529-E                           10,545                  707           102                   7
Class 529-F                              461                   32             2                  -*
Class R-1                              2,176                  153            15                   1
Class R-2                             46,107                3,238           253                  17
Class R-3                             86,856                6,118           511                  36
Class R-4                             25,170                1,743           132                   9
Class R-5                             27,932                1,852           280                  19
Total net increase
   (decrease)                   $ 10,378,437              684,335     $ 373,948              24,812


Share class                               Repurchases(1)                      Net increase
                                     Amount                Shares         Amount            Shares
Year ended December 31, 2003
Class A                        $ (2,407,191)             (157,596)   $ 4,625,858           293,638
Class B                            (228,752)              (15,035)     1,084,582            69,814
Class C                            (270,580)              (17,675)     1,136,637            72,061
Class F                             (94,200)               (6,161)       251,215            15,893
Class 529-A                         (11,389)                 (723)       179,251            11,452
Class 529-B                          (2,565)                 (162)        63,878             4,138
Class 529-C                          (8,455)                 (537)        91,154             5,826
Class 529-E                            (552)                  (34)        12,981               832
Class 529-F                             (70)                   (5)         5,619               356
Class R-1                            (1,334)                  (85)        12,493               806
Class R-2                           (53,929)               (3,494)       216,724            14,103
Class R-3                           (73,072)               (4,663)       425,585            27,147
Class R-4                           (34,748)               (2,198)       209,570            13,257
Class R-5                           (24,656)               (1,592)        80,006             5,555
Total net increase
   (decrease)                  $ (3,211,493)             (209,960)   $ 8,395,553           534,878

Year ended December 31, 2002(2)
Class A                        $ (2,509,940)             (169,986)   $ 4,588,184           298,040
Class B                            (182,620)              (12,719)     1,312,711            85,631
Class C                            (181,313)              (12,625)     1,145,646            74,455
Class F                             (77,496)               (5,336)       241,440            15,691
Class 529-A                          (4,394)                 (311)       167,291            11,070
Class 529-B                          (1,098)                  (77)        57,231             3,810
Class 529-C                          (1,823)                 (128)        80,656             5,336
Class 529-E                            (127)                   (9)        10,520               705
Class 529-F                              (1)                   -*            462                32
Class R-1                              (113)                   (8)         2,078               146
Class R-2                            (4,971)                 (354)        41,389             2,901
Class R-3                            (9,807)                 (685)        77,560             5,469
Class R-4                              (736)                  (52)        24,566             1,700
Class R-5                            (1,227)                  (85)        26,985             1,786
Total net increase
   (decrease)                  $ (2,975,666)             (202,375)   $ 7,776,719           506,772


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of December 31, 2003, the total value of restricted securities was $1,613,564,000, which represented 5.58% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $14,097,366,000 and $6,390,502,000, respectively, during the year ended December 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2003, the custodian fee of $393,000 included $42,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                Income (loss) from investment operations (2)
                                                                       Net
                                    Net asset                 gains(losses)
                                       value,          Net   on securities     Total from
                                    beginning   investment  (both realized     investment
                                    of period       income  and unrealized)    operations
Class A:
 Year ended 12/31/2003                 $14.42         $.37           $2.87          $3.24
 Year ended 12/31/2002                  15.85          .42           (1.40)          (.98)
 Year ended 12/31/2001                  15.47          .51             .73           1.24
 Year ended 12/31/2000                  14.42          .57            1.62           2.19
 Year ended 12/31/1999                  15.76          .56            (.04)           .52
Class B:
 Year ended 12/31/2003                  14.38          .25            2.86           3.11
 Year ended 12/31/2002                  15.82          .31           (1.41)         (1.10)
 Year ended 12/31/2001                  15.46          .39             .73           1.12
 Period from 3/15/2000 to 12/31/2000    13.65          .33            2.41           2.74
Class C:
 Year ended 12/31/2003                  14.38          .24            2.87           3.11
 Year ended 12/31/2002                  15.82          .30           (1.41)         (1.11)
 Period from 3/15/2001 to 12/31/2001    15.47          .30             .63            .93
Class F:
 Year ended 12/31/2003                  14.42          .36            2.88           3.24
 Year ended 12/31/2002                  15.85          .42           (1.40)          (.98)
 Period from 3/15/2001 to 12/31/2001    15.50          .40             .62           1.02
Class 529-A:
 Year ended 12/31/2003                  14.41          .37            2.87           3.24
 Period from 2/15/2002 to 12/31/2002    15.82          .37           (1.33)          (.96)
Class 529-B:
 Year ended 12/31/2003                  14.41          .23            2.87           3.10
 Period from 2/15/2002 to 12/31/2002    15.82          .26           (1.33)         (1.07)
Class 529-C:
 Year ended 12/31/2003                  14.41          .23            2.87           3.10
 Period from 2/19/2002 to 12/31/2002    15.62          .26           (1.12)          (.86)
Class 529-E:
 Year ended 12/31/2003                  14.41          .31            2.87           3.18
 Period from 3/5/2002 to 12/31/2002     16.14          .31           (1.76)         (1.45)
Class 529-F:
 Year ended 12/31/2003                  14.41          .35            2.86           3.21
 Period from 9/17/2002 to 12/31/2002    14.18          .13             .21            .34
Class R-1:
 Year ended 12/31/2003                  14.39          .24            2.86           3.10
 Period from 5/29/2002 to 12/31/2002    15.93          .19           (1.56)         (1.37)
Class R-2:
 Year ended 12/31/2003                  14.39          .24            2.87           3.11
 Period from 5/21/2002 to 12/31/2002    15.97          .20           (1.60)         (1.40)
Class R-3:
 Year ended 12/31/2003                  14.40          .31            2.85           3.16
 Period from 6/4/2002 to 12/31/2002     15.70          .22           (1.32)         (1.10)
Class R-4:
 Year ended 12/31/2003                  14.41          .36            2.88           3.24
 Period from 6/21/2002 to 12/31/2002    15.32          .24            (.93)          (.69)
Class R-5:
 Year ended 12/31/2003                  14.43          .41            2.87           3.28
 Period from 5/15/2002 to 12/31/2002    16.07          .30           (1.71)         (1.41)


                                                  Dividends and distributions
                                           Dividends
                                           (from net  Distributions           Total     Net asset
                                          investment  (from capital   dividends and    value, end
                                             income)         gains)   distributions     of period
Class A:
 Year ended 12/31/2003                         $(.37)           $ -          $(.37)       $17.29
 Year ended 12/31/2002                          (.43)          (.02)          (.45)        14.42
 Year ended 12/31/2001                          (.56)          (.30)          (.86)        15.85
 Year ended 12/31/2000                          (.56)          (.58)         (1.14)        15.47
 Year ended 12/31/1999                          (.56)         (1.30)         (1.86)        14.42
Class B:
 Year ended 12/31/2003                          (.25)             -           (.25)        17.24
 Year ended 12/31/2002                          (.32)          (.02)          (.34)        14.38
 Year ended 12/31/2001                          (.46)          (.30)          (.76)        15.82
 Period from 3/15/2000 to 12/31/2000            (.35)          (.58)          (.93)        15.46
Class C:
 Year ended 12/31/2003                          (.25)             -           (.25)        17.24
 Year ended 12/31/2002                          (.31)          (.02)          (.33)        14.38
 Period from 3/15/2001 to 12/31/2001            (.32)          (.26)          (.58)        15.82
Class F:
 Year ended 12/31/2003                          (.37)             -           (.37)        17.29
 Year ended 12/31/2002                          (.43)          (.02)          (.45)        14.42
 Period from 3/15/2001 to 12/31/2001            (.41)          (.26)          (.67)        15.85
Class 529-A:
 Year ended 12/31/2003                          (.37)             -           (.37)        17.28
 Period from 2/15/2002 to 12/31/2002            (.43)          (.02)          (.45)        14.41
Class 529-B:
 Year ended 12/31/2003                          (.23)             -           (.23)        17.28
 Period from 2/15/2002 to 12/31/2002            (.32)          (.02)          (.34)        14.41
Class 529-C:
 Year ended 12/31/2003                          (.23)             -           (.23)        17.28
 Period from 2/19/2002 to 12/31/2002            (.33)          (.02)          (.35)        14.41
Class 529-E:
 Year ended 12/31/2003                          (.31)             -           (.31)        17.28
 Period from 3/5/2002 to 12/31/2002             (.28)             -           (.28)        14.41
Class 529-F:
 Year ended 12/31/2003                          (.35)             -           (.35)        17.27
 Period from 9/17/2002 to 12/31/2002            (.11)             -           (.11)        14.41
Class R-1:
 Year ended 12/31/2003                          (.25)             -           (.25)        17.24
 Period from 5/29/2002 to 12/31/2002            (.17)             -           (.17)        14.39
Class R-2:
 Year ended 12/31/2003                          (.26)             -           (.26)        17.24
 Period from 5/21/2002 to 12/31/2002            (.18)             -           (.18)        14.39
Class R-3:
 Year ended 12/31/2003                          (.31)             -           (.31)        17.25
 Period from 6/4/2002 to 12/31/2002             (.20)             -           (.20)        14.40
Class R-4:
 Year ended 12/31/2003                          (.37)             -           (.37)        17.28
 Period from 6/21/2002 to 12/31/2002            (.22)             -           (.22)        14.41
Class R-5:
 Year ended 12/31/2003                          (.41)             -           (.41)        17.30
 Period from 5/15/2002 to 12/31/2002            (.23)             -           (.23)        14.43


                                                                                Ratio of          Ratio of
                                                              Net assets,       expenses        net income
                                                   Total    end of period     to average        to average
                                                return(3)   (in millions)     net assets        net assets
Class A:
 Year ended 12/31/2003                            22.82%       $19,951             .67%             2.38%
 Year ended 12/31/2002                             (6.27)       12,405             .70              2.79
 Year ended 12/31/2001                              8.19         8,915             .68              3.26
 Year ended 12/31/2000                             15.85         6,042             .69              3.93
 Year ended 12/31/1999                              3.47         5,981             .66              3.59
Class B:
 Year ended 12/31/2003                             21.90         3,344            1.42              1.62
 Year ended 12/31/2002                             (7.04)        1,784            1.46              2.07
 Year ended 12/31/2001                              7.34           608            1.44              2.46
 Period from 3/15/2000 to 12/31/2000               20.52            38            1.44  (5)         3.02       (5)
Class C:
 Year ended 12/31/2003                             21.84         2,968            1.48              1.55
 Year ended 12/31/2002                             (7.08)        1,440            1.51              2.03
 Period from 3/15/2001 to 12/31/2001                6.08           406            1.54  (5)         2.36       (5)
Class F:
 Year ended 12/31/2003                             22.79           659             .69              2.34
 Year ended 12/31/2002                             (6.29)          320             .72              2.81
 Period from 3/15/2001 to 12/31/2001                6.64           104             .75  (5)         3.15       (5)
Class 529-A:
 Year ended 12/31/2003                             22.87           389             .67              2.36
 Period from 2/15/2002 to 12/31/2002               (6.19)          160             .72  (5)         2.91       (5)
Class 529-B:
 Year ended 12/31/2003                             21.74           137            1.58              1.44
 Period from 2/15/2002 to 12/31/2002               (6.85)           55            1.60  (5)         2.04       (5)
Class 529-C:
 Year ended 12/31/2003                             21.76           193            1.57              1.46
 Period from 2/19/2002 to 12/31/2002               (5.63)           77            1.59  (5)         2.05       (5)
Class 529-E:
 Year ended 12/31/2003                             22.37            27            1.05              1.97
 Period from 3/5/2002 to 12/31/2002                (9.02)           10            1.06  (5)         2.60       (5)
Class 529-F:
 Year ended 12/31/2003                             22.63             7             .80              2.16
 Period from 9/17/2002 to 12/31/2002                2.36             - (4)         .23               .87
Class R-1:
 Year ended 12/31/2003                             21.77            16            1.48  (6)         1.50
 Period from 5/29/2002 to 12/31/2002               (8.61)            2            1.48 (5,6)        2.23       (5)
Class R-2:
 Year ended 12/31/2003                             21.83           293            1.44  (6)         1.54
 Period from 5/21/2002 to 12/31/2002               (8.79)           42            1.45 (5,6)        2.30       (5)
Class R-3:
 Year ended 12/31/2003                             22.27           563            1.05  (6)         1.94
 Period from 6/4/2002 to 12/31/2002                (7.04)           79            1.06 (5,6)        2.67       (5)
Class R-4:
 Year ended 12/31/2003                             22.81           258             .68              2.28
 Period from 6/21/2002 to 12/31/2002               (4.52)           25             .71 (5,6)        3.13       (5)
Class R-5:
 Year ended 12/31/2003                             23.16           127             .38              2.62
 Period from 5/15/2002 to 12/31/2002               (8.77)           26             .39  (5)         3.27       (5)


                                                                          Year ended December 31
                                                      2003            2002           2001                  2000          1999

Portfolio turnover rate for all classes of shares      32%             41%            50%                   51%           48%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.52% and 1.70% for classes R-1 and R-2, respectively, during the year ended December 31, 2003, and 1.83%, 1.54%, 1.08% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002. The expense ratio for Class R-3 was not affected by any payments made by CRMC during the year ended December 31, 2003.



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF AMERICAN BALANCED FUND, INC.:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Los Angeles, California
February 5, 2004



TAX INFORMATION (UNAUDITED)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during the year. For purposes of computing the dividends eligible for reduced tax rates, 67% of the dividends paid by the fund from net investment income are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 61% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2004 TO DETERMINE THE AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                          AMERICAN BALANCED FUND, INC.


Item 23. Exhibits for Registration Statement (1940 Act No. 2-10758 and 1933 Act No. 811-66)

(a) Articles of Incorporation - previously filed (see Form N-SAR filed 8/27/96, P/E Amendment No. 88 filed 3/10/00, No. 89 filed 3/9/01, and
         No. 90 filed 2/14/02)

(b)      By-laws - previously filed (see P/E Amendment No. 89 filed 3/9/01)

(c) Form of Share Certificate - previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)      Amended Investment Advisory and Service Agreement

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02); form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares only); and form of Institutional
         Selling Group Agreement (see P/E Amendment No. 91 filed 5/13/02)

(f)      Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended
         1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(h-1) Form of Amended and Restated Administrative Service Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(h-2)    Form of Amended Shareholder Services Agreement

(i)      Legal Opinion - previously filed (see P/E Amendment No. 91 filed
         5/13/02)

(j)      Consent of Independent Auditors

(k)      Omitted Financial Statements - none

(l)      Initial capital agreements - not applicable to this filing

(m) Forms of Plans of Distribution - previously filed (No. 84 filed 2/28/97, No. 88 filed 3/10/00,
         No. 89 filed 3/9/01, No. 90 filed 2/14/02 and No. 91 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(o)      Reserved

(p)      Code of Ethics

Item 24.          Persons Controlled by or under Common Control with the Fund

                  None

Item 25.          Indemnification

     Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  The Articles of Incorporation state:

     The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940, as amended.

     To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal.

         Section 2-418 (b) of The Annotated Code of Maryland states:

         Permitted indemnification of director:

                  1. A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

Item 25.          Indemnification (continued)

                         (i) The act or omission of the director was material to the matter giving rise to the proceeding; and

                               1.  Was committed in bad faith; or
                               2.  Was the result of active and deliberate
                                   dishonesty; or

                         (ii) The director actually received an improper personal benefit in money, property, or services; or

                         (iii) In the case of any criminal proceeding, the
                               director had reasonable cause to believe that the act or omission was unlawful.

                  2.     (i)   Indemnification may be against judgments,
                               penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Releases Nos. 7221 (June 9,
1972) and 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933.


Item 26.          Business and Other Connections of the Investment Adviser

                         None

Item 27.          Principal Underwriters

     (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax- Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011


(b)                 (1)                                       (2)                                      (3)

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743



(b)                 (1)                                       (2)                                      (3)

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None



(b)                 (1)                                       (2)                                      (3)

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446



(b)                 (1)                                       (2)                                      (3)

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None



(b)                 (1)                                       (2)                                      (3)

L      J. Christopher Gies                      Vice President                                        None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

L      Paul G. Haaga, Jr.                       Director                                            Director

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None



(b)                 (1)                                       (2)                                      (3)

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

N      Michael J. Johnston                      Director                                              None

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None




(b)                 (1)                                       (2)                                      (3)

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131




(b)                 (1)                                       (2)                                      (3)

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558




(b)                 (1)                                       (2)                                      (3)

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085



(b)                 (1)                                       (2)                                      (3)

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740




(b)                 (1)                                       (2)                                      (3)

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None



(b)                 (1)                                       (2)                                      (3)

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None



(b)                 (1)                                       (2)                                      (3)

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None
       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317



(b)                 (1)                                       (2)                                      (3)

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782

__________
L      Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW     Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles,
                         CA  90025
B      Business Address, 135 South State College Boulevard, Brea, CA  92821
S      Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF     Business Address, One Market, Steuart Tower, Suite 1800, San Francisco,
                         CA 94105-1016
H      Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I      Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N      Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111

         (c)      None

Item 28.          Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.          Management Services

                  None


Item 30.          Undertakings

                  None

                             SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 25th day of February, 2004.

AMERICAN BALANCED FUND, INC.


By /s/ Patrick F. Quan
Patrick F. Quan, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on February 25, 2004 by the following persons in the capacities indicated.


         Signature                                              Title

(1)      Principal Executive Officer:


         /s/ Robert G. O'Donnell
         (Robert G. O'Donnell)                           Chairman of the Board

(2)      Principal Financial Officer and Principal Accounting Officer:


         /s/ Dayna G. Yamabe
         (Dayna G. Yamabe)                                   Treasurer

(3)      Directors:

         Robert A. Fox*                                      Director

         /s/ Paul G. Haaga, Jr.
         Paul G. Haaga, Jr.                                  Director
         Leonade D. Jones*                                   Director
         John M. Lillie*                                     Director
         John G. McDonald*                                   Director
         James K. Peterson *                                 Director
         Henry E. Riggs*                                     Director
         Isaac Stein*                                        Director
         Patricia K. Woolf*                                  Director


*By      /s/ Patrick F. Quan
         Patrick F. Quan, Attorney-in-Fact

     Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).


/s/ Herbert Y. Poon
Herbert Y. Poon, Counsel